NATIONWIDE

VLI SEPARATE

ACCOUNT-2

Annual Report

to

Contract Owners

December 31, 2014

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide VLI Separate Account-2:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
77 shares (cost $919)	$902
Global Allocation V.I. Fund - Class II (MLVGA2)
195,994 shares (cost $3,239,725)	3,171,181
VIP Small Cap Value Series: Service Class (DWVSVS)
10,587 shares (cost $427,021)	424,327
Stock Index Fund, Inc. - Initial Shares (DSIF)
1,052,855 shares (cost $30,955,353)	47,367,965
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
167,454 shares (cost $4,461,165)	7,697,848
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
1,486 shares (cost $17,004)	17,567
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
38,561 shares (cost $156,205)	222,884
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
7,782 shares (cost $93,849)	95,716
Balanced Portfolio: Service Shares (JABS)
49,140 shares (cost $1,450,993)	1,620,131
Forty Portfolio: Service Shares (JACAS)
95,868 shares (cost $3,765,036)	3,758,993
Global Technology Portfolio: Service Shares (JAGTS)
202,871 shares (cost $1,540,243)	1,736,576
Overseas Portfolio: Service Shares (JAIGS)
106,384 shares (cost $4,052,213)	3,356,408
Investors Growth Stock Series - Initial Class (MIGIC)
14,960 shares (cost $177,337)	239,964
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
10,237 shares (cost $205,618)	167,073
Value Series - Initial Class (MVFIC)
132,988 shares (cost $2,150,154)	2,704,968
Core Plus Fixed Income Portfolio - Class I (MSVFI)
27,511 shares (cost $286,440)	293,822
Emerging Markets Debt Portfolio - Class I (MSEM)
113,460 shares (cost $1,011,997)	902,010
U.S. Real Estate Portfolio - Class I (MSVRE)
80,070 shares (cost $1,253,291)	1,611,814
NVIT International Index Fund Class I (NVIX)
459 shares (cost $4,504)	4,137
NVIT Bond Index Fund Class I (NVBX)
4,006 shares (cost $43,663)	42,819
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
423,970 shares (cost $6,502,667)	8,123,258
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
99,286 shares (cost $2,084,283)	2,472,222
American Funds NVIT Bond Fund - Class II (GVABD2)
67,234 shares (cost $723,960)	775,206
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
51,352 shares (cost $1,295,277)	1,580,629
American Funds NVIT Growth Fund - Class II (GVAGR2)
21,377 shares (cost $1,227,871)	1,796,724
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
18,829 shares (cost $894,642)	1,111,469

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Federated NVIT High Income Bond Fund - Class I (HIBF)
198,601 shares (cost $1,382,412)	$1,320,698
NVIT Emerging Markets Fund - Class I (GEM)
247,609 shares (cost $2,859,490)	2,726,174
NVIT International Equity Fund - Class I (GIG)
419,416 shares (cost $4,498,034)	4,319,982
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,443,828 shares (cost $12,373,600)	14,654,849
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
8,397 shares (cost $102,702)	138,717
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
29,743 shares (cost $301,622)	324,198
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
33,422 shares (cost $376,364)	396,714
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
64,663 shares (cost $742,736)	781,128
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
11,580 shares (cost $127,594)	123,325
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
99,998 shares (cost $1,016,528)	1,202,977
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
64,581 shares (cost $658,558)	718,137
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
26,570 shares (cost $288,998)	304,496
NVIT Core Bond Fund - Class I (NVCBD1)
47,937 shares (cost $525,805)	523,468
NVIT Core Plus Bond Fund - Class I (NVLCP1)
18,383 shares (cost $210,335)	210,487
NVIT Nationwide Fund - Class I (TRF)
3,523,755 shares (cost $36,405,867)	51,517,291
NVIT Government Bond Fund - Class I (GBF)
571,435 shares (cost $6,754,164)	6,325,782
American Century NVIT Growth Fund - Class I (CAF)
639,545 shares (cost $6,701,736)	14,268,238
NVIT International Index Fund - Class II (GVIX2)
44,587 shares (cost $436,851)	401,284
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
170,012 shares (cost $1,449,104)	2,198,253
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
22,976 shares (cost $347,017)	355,433
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
6,039 shares (cost $110,157)	107,620
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
53,186 shares (cost $561,370)	554,729
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
326,531 shares (cost $3,332,400)	4,362,457
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
383,126 shares (cost $4,076,343)	5,313,956
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
300,566 shares (cost $3,100,035)	3,576,730
NVIT Mid Cap Index Fund - Class I (MCIF)
249,025 shares (cost $4,979,831)	6,248,049
NVIT Money Market Fund - Class I (SAM)
18,172,746 shares (cost $18,172,746)	18,172,746
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
392,664 shares (cost $4,804,837)	4,354,648
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
51,630 shares (cost $575,108)	520,428
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
160,402 shares (cost $1,956,612)	2,154,194

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
113,303 shares (cost $1,246,851)	$1,335,842
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2,392,286 shares (cost $21,521,807)	30,094,957
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2,027,170 shares (cost $19,729,585)	24,001,687
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
67,116 shares (cost $1,279,506)	1,408,095
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
354,617 shares (cost $4,182,572)	5,624,219
NVIT Multi-Manager Small Company Fund - Class I (SCF)
740,313 shares (cost $13,686,189)	17,360,333
NVIT Multi-Sector Bond Fund - Class I (MSBF)
128,155 shares (cost $1,193,015)	1,168,775
NVIT Short Term Bond Fund - Class II (NVSTB2)
55,279 shares (cost $581,277)	573,245
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2,345,312 shares (cost $37,896,213)	53,332,397
Templeton NVIT International Value Fund - Class III (NVTIV3)
14,360 shares (cost $191,187)	174,187
Invesco NVIT Comstock Value Fund - Class I (EIF)
50,419 shares (cost $675,577)	837,969
NVIT Real Estate Fund - Class I (NVRE1)
1,284,503 shares (cost $11,374,899)	10,879,742
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
633 shares (cost $7,720)	7,350
NVIT Small Cap Index Fund Class II (NVSIX2)
4,441 shares (cost $60,313)	61,546
NVIT S&P 500 Index Fund Class I (GVEX1)
153,001 shares (cost $2,110,589)	2,189,448
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
200 shares (cost $2,158)	2,346
VPS Growth and Income Portfolio - Class A (ALVGIA)
12,799 shares (cost $330,947)	384,474
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
59,416 shares (cost $1,165,441)	1,304,180
VP Balanced Fund - Class I (ACVB)
792,128 shares (cost $5,348,345)	6,313,260
VP Capital Appreciation Fund - Class I (ACVCA)
117,295 shares (cost $1,394,438)	1,843,884
VP Income & Growth Fund - Class I (ACVIG)
263,627 shares (cost $2,224,715)	2,665,268
VP Inflation Protection Fund - Class II (ACVIP2)
112,727 shares (cost $1,304,861)	1,171,233
VP International Fund - Class I (ACVI)
48,352 shares (cost $316,415)	482,551
VP International Fund - Class III (ACVI3)
17,224 shares (cost $138,519)	171,897
VP Mid Cap Value Fund - Class I (ACVMV1)
109,868 shares (cost $1,828,931)	2,179,779
VP Ultra(R) Fund - Class I (ACVU1)
13,767 shares (cost $220,789)	222,061
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
117,088 shares (cost $1,853,861)	2,154,420
Appreciation Portfolio - Initial Shares (DCAP)
98,414 shares (cost $3,927,515)	4,872,481
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
6,310 shares (cost $264,426)	301,496
Growth and Income Portfolio - Initial Shares (DGI)
48,081 shares (cost $1,092,714)	1,571,291

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Managed Tail Risk Fund II: Primary Shares (FVCA2P)
29,090 shares (cost $181,877)	$161,447
Quality Bond Fund II - Primary Shares (FQB)
111,041 shares (cost $1,256,264)	1,268,085
Equity-Income Portfolio - Initial Class (FEIP)
1,758,678 shares (cost $39,529,468)	42,683,116
High Income Portfolio - Initial Class (FHIP)
1,276,230 shares (cost $7,197,332)	7,044,789
VIP Asset Manager Portfolio - Initial Class (FAMP)
729,105 shares (cost $10,730,184)	12,504,147
VIP Energy Portfolio - Service Class 2 (FNRS2)
112,529 shares (cost $2,543,397)	2,292,223
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
36,179 shares (cost $399,313)	449,706
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
95,362 shares (cost $1,000,039)	1,214,913
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
93,131 shares (cost $978,476)	1,209,765
VIP Growth Portfolio - Initial Class (FGP)
978,598 shares (cost $34,105,607)	62,121,413
VIP High Income Portfolio - Initial Class R (FHIPR)
657,663 shares (cost $3,748,998)	3,617,148
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
173,457 shares (cost $2,239,990)	2,195,971
VIP Mid Cap Portfolio - Service Class (FMCS)
228,997 shares (cost $6,731,005)	8,573,644
VIP Overseas Portfolio - Initial Class (FOP)
297,097 shares (cost $5,843,607)	5,555,707
VIP Overseas Portfolio - Service Class R (FOSR)
222,306 shares (cost $3,539,576)	4,132,666
VIP Value Strategies Portfolio - Service Class (FVSS)
68,759 shares (cost $821,766)	1,042,382
Franklin Income Securities Fund - Class 2 (FTVIS2)
114,861 shares (cost $1,809,119)	1,837,768
Rising Dividends Securities Fund - Class 1 (FTVRDI)
158,474 shares (cost $3,721,089)	4,695,589
Small Cap Value Securities Fund - Class 1 (FTVSVI)
141,939 shares (cost $2,348,014)	3,237,619
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
97,677 shares (cost $966,037)	898,630
Templeton Foreign Securities Fund - Class 1 (TIF)
9,864 shares (cost $135,916)	151,308
Templeton Foreign Securities Fund - Class 2 (TIF2)
86,307 shares (cost $1,512,920)	1,298,916
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
130,672 shares (cost $2,443,970)	2,350,790
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
28,354 shares (cost $214,559)	210,387
Short Duration Bond Portfolio - I Class Shares (AMTB)
260,260 shares (cost $2,850,069)	2,774,373
Balanced Portfolio - I Class Shares (AMBP)
2,965 shares (cost $28,304)	38,313
Growth Portfolio - I Class Shares (AMTG)
64,847 shares (cost $1,098,166)	1,911,028
Guardian Portfolio - I Class Shares (AMGP)
6,979 shares (cost $153,729)	168,124
International Portfolio - S Class Shares (AMINS)
1,759 shares (cost $18,189)	19,555
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
790 shares (cost $21,362)	18,337

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
189,509 shares (cost $1,696,795)	$3,106,059
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
1,357 shares (cost $19,560)	27,063
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
11,136 shares (cost $173,113)	199,661
Socially Responsive Portfolio - I Class Shares (AMSRS)
33,135 shares (cost $563,337)	791,269
Capital Income Fund/VA - Non-Service Shares (OVMS)
414,237 shares (cost $6,117,933)	6,076,858
Core Bond Fund/VA - Non-Service Shares (OVB)
460,993 shares (cost $3,417,779)	3,669,506
Global Securities Fund/VA - Non-Service Shares (OVGS)
569,372 shares (cost $19,723,275)	22,490,209
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
43,533 shares (cost $1,170,486)	1,463,160
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
50,229 shares (cost $1,193,778)	1,334,072
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
13,476 shares (cost $760,348)	1,062,187
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
42,336 shares (cost $230,245)	224,380
All Asset Portfolio - Administrative Class (PMVAAA)
20,548 shares (cost $231,164)	212,882
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
911 shares (cost $5,547)	4,426
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
32,431 shares (cost $372,083)	341,496
Low Duration Portfolio - Administrative Class (PMVLDA)
157,608 shares (cost $1,666,780)	1,667,489
Total Return Portfolio - Administrative Class (PMVTRA)
85,367 shares (cost $955,635)	956,110
VT Growth & Income Fund: Class IB (PVGIB)
8,773 shares (cost $194,301)	229,139
VT International Equity Fund: Class IB (PVTIGB)
20,660 shares (cost $257,616)	272,711
VT Voyager Fund: Class IB (PVTVB)
8,681 shares (cost $385,481)	477,823
VI American Franchise Fund - Series I Shares (ACEG)
1,328 shares (cost $65,268)	72,890
VI Value Opportunities Fund - Series I Shares (AVBVI)
540 shares (cost $3,805)	5,317
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2,198 shares (cost $33,594)	30,904
Variable Fund - Multi-Hedge Strategies (RVARS)
293 shares (cost $6,652)	6,971
Health Sciences Portfolio - II (TRHS2)
151,164 shares (cost $4,659,782)	5,479,708
Limited-Term Bond Portfolio - II (TRLT2)
7,686 shares (cost $37,794)	37,353
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
150,462 shares (cost $1,640,633)	1,403,814
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
456,223 shares (cost $5,734,359)	5,908,087
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
218,539 shares (cost $6,944,326)	5,544,324
Variable Insurance Portfolios - Asset Strategy (WRASP)
251,280 shares (cost $2,686,774)	2,730,988
Variable Insurance Portfolios - High Income (WRHIP)
187,926 shares (cost $744,707)	723,627

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
31,691 shares (cost $340,250)	$343,673
Advantage VT Discovery Fund (SVDF)
26,694 shares (cost $738,032)	819,761
Advantage VT Opportunity Fund - Class 2 (SVOF)
54,062 shares (cost $851,060)	1,560,222
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
36,429 shares (cost $343,316)	362,833

Total Investments	$659,479,045

Other Accounts Receivable	255,608
Accounts Receivable-Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	13
Accounts Receivable-Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)	9

Accounts Receivable-TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	4
Accounts Receivable-NVIT Money Market Fund - Class I (SAM)	90,473

Accounts Payable-VP Capital Appreciation Fund - Class I (ACVCA)	(8,902)
Accounts Payable-VP International Fund - Class I (ACVI)	(15,786)
Accounts Payable-VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	(5)
Accounts Payable-Balanced Portfolio - I Class Shares (AMBP)	(21)
Accounts Payable-Guardian Portfolio - I Class Shares (AMGP)	(44)
Accounts Payable-Short Duration Bond Portfolio - I Class Shares (AMTB)	(1,944)
Accounts Payable-Growth Portfolio - I Class Shares (AMTG)	(3,548)
Accounts Payable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	(2,755)
Accounts Payable-VI Value Opportunities Fund - Series I Shares (AVBVI)	(7)
Accounts Payable-Stock Index Fund, Inc. - Initial Shares (DSIF)	(12,872)
Accounts Payable-VIP Asset Manager Portfolio - Initial Class (FAMP)	(5,369)
Accounts Payable-Equity-Income Portfolio - Initial Class (FEIP)	(26,154)
Accounts Payable-VIP Growth Portfolio - Initial Class (FGP)	(17,393)
Accounts Payable-High Income Portfolio - Initial Class (FHIP)	(5,211)
Accounts Payable-VIP Overseas Portfolio - Initial Class (FOP)	(3,518)
Accounts Payable-NVIT Government Bond Fund - Class I (GBF)	(2,937)
Accounts Payable-U.S. Real Estate Portfolio - Class I (MSVRE)	(550)
Accounts Payable-NVIT International Index Fund Class I (NVIX)	(8)
Accounts Payable-Core Bond Fund/VA - Non-Service Shares (OVB)	(4,614)
Accounts Payable-Global Securities Fund/VA - Non-Service Shares (OVGS)	(25,986)
Accounts Payable-Capital Income Fund/VA - Non-Service Shares (OVMS)	(4,632)
Accounts Payable-CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)	(6)
Accounts Payable-NVIT Multi-Manager Small Company Fund - Class I (SCF)	(44,875)
Accounts Payable-Advantage VT Opportunity Fund - Class 2 (SVOF)	(12,556)
Accounts Payable-VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	(12,338)

$659,613,121

Contract Owners’ Equity:
Accumulation units	659,613,121

Total Contract Owners’ Equity (note 5)	$659,613,121

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	ALVDAA	MLVGA2	DWVSVS	DSIF	DSRG	GVGMNS	IVKMG1
Reinvested dividends	$8,635,066	46	66,092	512	808,932	78,398	6	-
Asset charges (note 3)	(3,528,645)	(33)	(16,293)	(1,222)	(222,584)	(42,306)	(119)	(1,045)

Net investment income (loss)	5,106,421	13	49,799	(710)	586,348	36,092	(113)	(1,045)

Realized gain (loss) on investments	28,876,065	652	52,059	2,232	1,742,515	232,913	70	5,200
Change in unrealized gain (loss) on investments	(24,718,364)	(769)	(302,607)	(8,676)	2,778,607	106,054	436	11,935

Net gain (loss) on investments	4,157,701	(117)	(250,548)	(6,444)	4,521,122	338,967	506	17,135

Reinvested capital gains	33,984,023	316	246,873	13,037	541,793	512,739	139	-

Net increase (decrease) in contract owners’ equity resulting from operations	$43,248,145	212	46,124	5,883	5,649,263	887,798	532	16,090

Investment Activity:	IVBRA1	JABS	JACAS	JAGTS	JAIGS	MIGIC	MNDIC	MVFIC
Reinvested dividends	$-	23,603	1,166	-	239,198	1,127	-	28,101
Asset charges (note 3)	(272)	(7,125)	(18,484)	(9,030)	(22,089)	(1,062)	(1,504)	(9,573)

Net investment income (loss)	(272)	16,478	(17,318)	(9,030)	217,109	65	(1,504)	18,528

Realized gain (loss) on investments	(6,555)	31,189	308,950	262,170	(173,014)	7,214	33,719	165,660
Change in unrealized gain (loss) on investments	1,867	31,260	(1,176,543)	(231,139)	(850,406)	3,423	(94,290)	(27,053)

Net gain (loss) on investments	(4,688)	62,449	(867,593)	31,031	(1,023,420)	10,637	(60,571)	138,607

Reinvested capital gains	5,913	38,559	1,151,659	121,632	294,496	12,111	33,973	56,857

Net increase (decrease) in contract owners’ equity resulting from operations	$953	117,486	266,748	143,633	(511,815)	22,813	(28,102)	213,992

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	MSVFI	MSEM	MSVRE	NVIX	NVBX	NVAMV1	GVAAA2	GVABD2
Reinvested dividends	$9,886	61,211	21,546	93	955	158,639	19,966	9,596
Asset charges (note 3)	(1,328)	(5,613)	(10,321)	(13)	(44)	(40,012)	(10,472)	(4,314)

Net investment income (loss)	8,558	55,598	11,225	80	911	118,627	9,494	5,282

Realized gain (loss) on investments	1,175	(6,552)	83,114	(1)	-	341,203	141,260	27,593
Change in unrealized gain (loss) on investments	11,946	(18,946)	252,940	(367)	(844)	(397,935)	(55,128)	(2,671)

Net gain (loss) on investments	13,121	(25,498)	336,054	(368)	(844)	(56,732)	86,132	24,922

Reinvested capital gains	-	8,422	-	-	-	875,562	3,282	6,826

Net increase (decrease) in contract owners’ equity resulting from operations	$21,679	38,522	347,279	(288)	67	937,457	98,908	37,030

Investment Activity:	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GIG	NVNMO1	NVNSR1
Reinvested dividends	$11,428	8,208	8,706	55,874	30,446	98,062	131,376	1,283
Asset charges (note 3)	(8,404)	(9,308)	(5,502)	(3,988)	(13,481)	(16,572)	(76,070)	(711)

Net investment income (loss)	3,024	(1,100)	3,204	51,886	16,965	81,490	55,306	572

Realized gain (loss) on investments	123,672	160,764	200,414	1,476	22,928	125,017	685,567	11,098
Change in unrealized gain (loss) on investments	(105,161)	(34,248)	(116,475)	(62,629)	(146,397)	(320,845)	(2,313,199)	1,236

Net gain (loss) on investments	18,511	126,516	83,939	(61,153)	(123,469)	(195,828)	(1,627,632)	12,334

Reinvested capital gains	-	-	9,967	-	-	-	2,386,517	-

Net increase (decrease) in contract owners’ equity resulting from operations	$21,535	125,416	97,110	(9,267)	(106,504)	(114,338)	814,191	12,906

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1
Reinvested dividends	$6,913	9,410	18,448	2,899	29,997	18,023	7,192	14,577
Asset charges (note 3)	(1,920)	(2,264)	(3,951)	(5,443)	(6,260)	(3,988)	(886)	(4,008)

Net investment income (loss)	4,993	7,146	14,497	(2,544)	23,737	14,035	6,306	10,569

Realized gain (loss) on investments	9,664	8,732	81,441	109,383	29,053	14,274	11,662	(2,357)
Change in unrealized gain (loss) on investments	(18,487)	(9,417)	(86,404)	(61,775)	(33,330)	(59,147)	(13,099)	16,278

Net gain (loss) on investments	(8,823)	(685)	(4,963)	47,608	(4,277)	(44,873)	(1,437)	13,921

Reinvested capital gains	15,391	9,645	20,910	4,016	28,706	58,301	7,213	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,561	16,106	30,444	49,080	48,166	27,463	12,082	24,490

Investment Activity:	NVLCP1	TRF	GBF	CAF	GVIX2	GVIDA	NVDBL2	NVDCA2
Reinvested dividends	$4,791	587,290	126,665	48,893	8,390	36,716	5,661	1,887
Asset charges (note 3)	(1,138)	(305,663)	(32,208)	(81,116)	(1,270)	(12,593)	(643)	(869)

Net investment income (loss)	3,653	281,627	94,457	(32,223)	7,120	24,123	5,018	1,018

Realized gain (loss) on investments	2,045	753,946	(77,235)	729,721	(10,278)	189,254	4,025	17,880
Change in unrealized gain (loss) on investments	5,201	4,475,821	240,317	726,069	(35,567)	(106,530)	(5,663)	(22,008)

Net gain (loss) on investments	7,246	5,229,767	163,082	1,455,790	(45,845)	82,724	(1,638)	(4,128)

Reinvested capital gains	-	-	-	-	-	-	1,326	1,839

Net increase (decrease) in contract owners’ equity resulting from operations	$10,899	5,511,394	257,539	1,423,567	(38,725)	106,847	4,706	(1,271)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	GVDIVI
Reinvested dividends	$10,329	74,741	89,292	64,140	64,698	-	48,096	13,391
Asset charges (note 3)	(3,774)	(18,930)	(27,204)	(19,612)	(31,397)	(100,704)	(16,678)	(2,045)

Net investment income (loss)	6,555	55,811	62,088	44,528	33,301	(100,704)	31,418	11,346

Realized gain (loss) on investments	12,363	188,851	12,380	10,905	293,654	-	79,770	(33,493)
Change in unrealized gain (loss) on investments	(16,915)	(34,444)	154,088	20,686	(158,369)	-	(450,189)	(32,883)

Net gain (loss) on investments	(4,552)	154,407	166,468	31,591	135,285	-	(370,419)	(66,376)

Reinvested capital gains	17,064	-	-	67,301	321,415	-	236,420	-

Net increase (decrease) in contract owners’ equity resulting from operations	$19,067	210,218	228,556	143,420	490,001	(100,704)	(102,581)	(55,030)

Investment Activity:	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF	SCVF	SCF	MSBF
Reinvested dividends	$10,377	16,394	-	314,137	-	29,301	29,703	41,689
Asset charges (note 3)	(10,109)	(6,644)	(165,057)	(127,563)	(10,087)	(24,916)	(91,364)	(7,552)

Net investment income (loss)	268	9,750	(165,057)	186,574	(10,087)	4,385	(61,661)	34,137

Realized gain (loss) on investments	273,350	162,638	1,449,728	1,264,444	233,707	651,048	283,490	31,054
Change in unrealized gain (loss) on investments	(277,430)	(231,975)	(3,948,147)	(3,144,162)	(392,557)	(816,773)	(2,929,182)	(19,001)

Net gain (loss) on investments	(4,080)	(69,337)	(2,498,419)	(1,879,718)	(158,850)	(165,725)	(2,645,692)	12,053

Reinvested capital gains	169,600	161,561	3,631,806	5,229,886	189,477	511,701	2,680,312	-

Net increase (decrease) in contract owners’ equity resulting from operations	$165,788	101,974	968,330	3,536,742	20,540	350,361	(27,041)	46,190

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVSTB2	NVOLG1	NVTIV3	EIF	NVRE1	NVLCAP	NVSIX2	GVEX1
Reinvested dividends	$5,562	379,594	6,660	14,149	292,174	130	533	38,417
Asset charges (note 3)	(2,985)	(263,851)	(942)	(4,259)	(49,587)	(15)	(456)	(5,835)

Net investment income (loss)	2,577	115,743	5,718	9,890	242,587	115	77	32,582

Realized gain (loss) on investments	2,927	2,131,201	2,227	87,921	548,073	(19)	(4,285)	69,199
Change in unrealized gain (loss) on investments	(6,401)	(3,570,880)	(30,951)	(40,212)	(955,360)	(370)	(2,692)	40,141

Net gain (loss) on investments	(3,474)	(1,439,679)	(28,724)	47,709	(407,287)	(389)	(6,977)	109,340

Reinvested capital gains	-	5,480,717	6,800	-	2,452,464	208	5,007	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(897)	4,156,781	(16,206)	57,599	2,287,764	(66)	(1,893)	141,922

Investment Activity:	NOTG3	ALVGIA	ALVSVA	ACVB	ACVCA	ACVIG	ACVIP2	ACVI
Reinvested dividends	$24	5,711	9,378	83,784	-	52,359	16,304	9,042
Asset charges (note 3)	(18)	(2,426)	(6,535)	(33,854)	(14,364)	(14,491)	(5,387)	(3,030)

Net investment income (loss)	6	3,285	2,843	49,930	(14,364)	37,868	10,917	6,012

Realized gain (loss) on investments	10	91,190	62,551	137,191	55,927	350,173	(27,305)	9,612
Change in unrealized gain (loss) on investments	(5)	(68,171)	(109,774)	(110,320)	(274,479)	(90,425)	25,152	(47,894)

Net gain (loss) on investments	5	23,019	(47,223)	26,871	(218,552)	259,748	(2,153)	(38,282)

Reinvested capital gains	-	-	154,679	454,110	363,577	-	32,823	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11	26,304	110,299	530,911	130,661	297,616	41,587	(32,270)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	ACVI3	ACVMV1	ACVU1	DVSCS	DCAP	DSC	DGI	FVCA2P
Reinvested dividends	$2,931	22,141	734	13,460	89,378	-	12,100	2,794
Asset charges (note 3)	-	(9,371)	(1,593)	(11,630)	(23,847)	(1,939)	(7,744)	(434)

Net investment income (loss)	2,931	12,770	(859)	1,830	65,531	(1,939)	4,356	2,360

Realized gain (loss) on investments	12,918	191,508	1,347	342,303	231,444	80,400	116,439	(1,665)
Change in unrealized gain (loss) on investments	(26,751)	(40,348)	(1,674)	(393,520)	(84,015)	(89,160)	15,466	(32,976)

Net gain (loss) on investments	(13,833)	151,160	(327)	(51,217)	147,429	(8,760)	131,905	(34,641)

Reinvested capital gains	-	109,437	-	127,835	128,531	-	-	30,607

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,902)	273,367	(1,186)	78,448	341,491	(10,699)	136,261	(1,674)

Investment Activity:	FQB	FEIP	FHIP	FAMP	FNRS2	FF10S	FF20S	FF30S
Reinvested dividends	$57,316	1,199,982	417,124	189,801	17,882	6,890	19,152	17,695
Asset charges (note 3)	(8,558)	(240,147)	(38,803)	(76,694)	(14,919)	(1,902)	(5,997)	(7,061)

Net investment income (loss)	48,758	959,835	378,321	113,107	2,963	4,988	13,155	10,634

Realized gain (loss) on investments	3,439	135,092	532,867	230,351	306,374	12,729	42,419	76,822
Change in unrealized gain (loss) on investments	(2,921)	1,732,780	(838,853)	(280,760)	(753,406)	(7,472)	(32,098)	(64,132)

Net gain (loss) on investments	518	1,867,872	(305,986)	(50,409)	(447,032)	5,257	10,321	12,690

Reinvested capital gains	-	594,601	-	598,481	31,221	6,464	20,328	23,984

Net increase (decrease) in contract owners’ equity resulting from operations	$49,276	3,422,308	72,335	661,179	(412,848)	16,709	43,804	47,308

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FGP	FHIPR	FIGBS	FMCS	FOP	FOSR	FVSS	FTVIS2
Reinvested dividends	$114,372	215,397	47,206	13,622	79,732	55,104	9,614	108,413
Asset charges (note 3)	(347,737)	(20,098)	(11,457)	(42,384)	(35,431)	(21,476)	(6,339)	(9,903)

Net investment income (loss)	(233,365)	195,299	35,749	(28,762)	44,301	33,628	3,275	98,510

Realized gain (loss) on investments	1,265,443	45,927	(39,110)	476,868	147,817	289,500	153,128	60,798
Change in unrealized gain (loss) on investments	5,222,802	(218,406)	143,429	(170,327)	(751,010)	(722,316)	(74,669)	(79,477)

Net gain (loss) on investments	6,488,245	(172,479)	104,319	306,541	(603,193)	(432,816)	78,459	(18,679)

Reinvested capital gains	-	-	1,105	197,053	1,683	1,138	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,254,880	22,820	141,173	474,832	(557,209)	(398,050)	81,734	79,831

Investment Activity:	FTVRDI	FTVSVI	FTVDM2	TIF	TIF2	FTVGI2	FTVFA2	AMTB
Reinvested dividends	$76,015	27,191	15,009	3,601	28,888	122,625	5,302	46,617
Asset charges (note 3)	(23,087)	(16,431)	(3,296)	(916)	(5,019)	(7,698)	(765)	(15,726)

Net investment income (loss)	52,928	10,760	11,713	2,685	23,869	114,927	4,537	30,891

Realized gain (loss) on investments	505,565	463,181	39	(3,972)	(15,415)	(10,377)	(2,771)	(32,374)
Change in unrealized gain (loss) on investments	(236,287)	(722,622)	(67,407)	(18,154)	(214,004)	(93,180)	345	2,647

Net gain (loss) on investments	269,278	(259,441)	(67,368)	(22,126)	(229,419)	(103,557)	(2,426)	(29,727)

Reinvested capital gains	94,215	236,556	-	-	-	-	162	-

Net increase (decrease) in contract owners’ equity resulting from operations	$416,421	(12,125)	(55,655)	(19,441)	(205,550)	11,370	2,273	1,164

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	AMBP	AMTG	AMGP	AMINS	AMMCGS	AMTP	AMRS	AMFAS
Reinvested dividends	$-	-	716	69	-	23,269	182	-
Asset charges (note 3)	(232)	(10,514)	(759)	-	-	(5,169)	-	(968)

Net investment income (loss)	(232)	(10,514)	(43)	69	-	18,100	182	(968)

Realized gain (loss) on investments	1,834	137,054	13,864	41	74	169,765	375	14,282
Change in unrealized gain (loss) on investments	(3,468)	(11,018)	(27,145)	(766)	(6,335)	100,096	2,166	(28,143)

Net gain (loss) on investments	(1,634)	126,036	(13,281)	(725)	(6,261)	269,861	2,541	(13,861)

Reinvested capital gains	3,086	-	25,161	-	7,512	-	666	17,565

Net increase (decrease) in contract owners’ equity resulting from operations	$1,220	115,522	11,837	(656)	1,251	287,961	3,389	2,736

Investment Activity:	AMSRS	OVMS	OVB	OVGS	OVGI	OVSC	OVAG	OVSB
Reinvested dividends	$2,905	125,008	193,199	256,506	10,836	11,377	-	8,370
Asset charges (note 3)	(3,939)	(34,387)	(21,276)	(105,365)	(5,612)	(6,389)	(6,962)	(851)

Net investment income (loss)	(1,034)	90,621	171,923	151,141	5,224	4,988	(6,962)	7,519

Realized gain (loss) on investments	46,820	(67,395)	(631,289)	712,615	169,193	185,507	119,663	(1,431)
Change in unrealized gain (loss) on investments	26,509	421,874	741,020	(1,488,890)	(68,824)	(244,830)	(78,544)	(2,005)

Net gain (loss) on investments	73,329	354,479	109,731	(776,275)	100,369	(59,323)	41,119	(3,436)

Reinvested capital gains	-	-	-	1,046,481	26,193	182,782	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$72,295	445,100	281,654	421,347	131,786	128,447	34,157	4,083

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	PMVAAA	PMVRSA	PMVFBA	PMVLDA	PMVTRA	PVGIB	PVTIGB	PVTVB
Reinvested dividends	$20,889	67	7,382	21,144	25,128	1,832	2,434	3,956
Asset charges (note 3)	(2,683)	(180)	(1,805)	(7,869)	(6,146)	(821)	(1,445)	(2,501)

Net investment income (loss)	18,206	(113)	5,577	13,275	18,982	1,011	989	1,455

Realized gain (loss) on investments	(19,531)	(16,970)	(36,973)	6,035	(31,016)	6,462	23,137	32,264
Change in unrealized gain (loss) on investments	4,856	(1,120)	26,940	(9,269)	55,857	10,585	(43,664)	(2,663)

Net gain (loss) on investments	(14,675)	(18,090)	(10,033)	(3,234)	24,841	17,047	(20,527)	29,601

Reinvested capital gains	-	-	1,004	-	-	-	-	10,149

Net increase (decrease) in contract owners’ equity resulting from operations	$3,531	(18,203)	(3,452)	10,041	43,823	18,058	(19,538)	41,205

Investment Activity:	ACEG	AVBVI	AVMCCI	RVARS	TRHS2	TRLT2	VWBF	VWEM
Reinvested dividends	$29	78	12	-	-	370	75,843	32,479
Asset charges (note 3)	(147)	-	(139)	(35)	(23,603)	-	(10,419)	(31,178)

Net investment income (loss)	(118)	78	(127)	(35)	(23,603)	370	65,424	1,301

Realized gain (loss) on investments	2,508	457	635	2	970,334	(28)	(52,584)	196,243
Change in unrealized gain (loss) on investments	3,165	(161)	(2,838)	319	(149,737)	(205)	(115,386)	(989,734)

Net gain (loss) on investments	5,673	296	(2,203)	321	820,597	(233)	(167,970)	(793,491)

Reinvested capital gains	-	-	3,486	-	393,438	-	121,213	741,472

Net increase (decrease) in contract owners’ equity resulting from operations	$5,555	374	1,156	286	1,190,432	137	18,667	(50,718)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	VWHA	WRASP	WRHIP	WRMCG	SVDF	SVOF	WFVSCG	OVGS3
Reinvested dividends	$6,768	14,633	38,553	-	-	858	-	-
Asset charges (note 3)	(41,497)	(14,759)	(4,953)	(1,666)	(6,508)	(9,171)	(2,159)	(15,526)

Net investment income (loss)	(34,729)	(126)	33,600	(1,666)	(6,508)	(8,313)	(2,159)	(15,526)

Realized gain (loss) on investments	181,518	96,383	31,266	42,543	33,188	83,822	66,193	2,806,380
Change in unrealized gain (loss) on investments	(1,491,763)	(651,101)	(50,878)	(37,476)	(139,366)	68,302	(118,348)	(2,787,257)

Net gain (loss) on investments	(1,310,245)	(554,718)	(19,612)	5,067	(106,178)	152,124	(52,155)	19,123

Reinvested capital gains	-	387,871	5,816	19,055	112,587	-	34,913	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,344,974)	(166,973)	19,804	22,456	(99)	143,811	(19,401)	3,597

Investment Activity:	FTVDM3	TIF3	FTVGI3	HIBF3	GEM3	GIG3	GVIX6	NVMIG3
Reinvested dividends	$-	-	-	29,549	10,673	80,565	6,282	51,311
Asset charges (note 3)	(1,638)	(2,400)	(3,671)	(1,791)	(3,307)	(6,132)	(509)	(7,717)

Net investment income (loss)	(1,638)	(2,400)	(3,671)	27,758	7,366	74,433	5,773	43,594

Realized gain (loss) on investments	(32,075)	289,158	(27,371)	16,907	(16,679)	1,134,426	82,822	1,554,038
Change in unrealized gain (loss) on investments	3,257	(254,632)	50,171	(1,703)	(70,685)	(1,140,603)	(85,971)	(1,557,674)

Net gain (loss) on investments	(28,818)	34,526	22,800	15,204	(87,364)	(6,177)	(3,149)	(3,636)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(30,456)	32,126	19,129	42,962	(79,998)	68,256	2,624	39,958

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GVDIV3	ACVVS1
Reinvested dividends	$11,389	-
Asset charges (note 3)	(660)	-

Net investment income (loss)	10,729	-

Realized gain (loss) on investments	64,642	12,529
Change in unrealized gain (loss) on investments	(79,573)	(18,971)

Net gain (loss) on investments	(14,931)	(6,442)

Reinvested capital gains	-	5,224

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,202)	(1,218)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

			Total		ALVDAA		MLVGA2		DWVSVS
			2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$		5,106,421	5,081,592	13	(6)	49,799	19,923	(710)	(115)
Realized gain (loss) on investments			28,876,065	17,848,642	652	6	52,059	90,962	2,232	498
Change in unrealized gain (loss) on investments			(24,718,364)	110,647,503	(769)	515	(302,607)	220,499	(8,676)	5,981
Reinvested capital gains			33,984,023	10,692,737	316	17	246,873	131,343	13,037	-

Net increase (decrease) in contract owners’ equity resulting from operations			43,248,145	144,270,474	212	532	46,124	462,727	5,883	6,364

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)			25,490,212	26,560,363	-	-	121,628	158,981	2,852	3,928
Transfers between funds			-	-	3,430	-	(147,202)	61,530	391,260	50,492
Surrenders (note 6)			(52,156,720)	(52,859,707)	(5,222)	-	(348,348)	(233,251)	(3,102)	-
Death Benefits (note 4)			(6,275,444)	(8,217,470)	-	-	(84,191)	(17,182)	-	-
Net policy repayments (loans) (note 5)			5,831,791	4,925,415	(2,329)	-	92,461	(1,376)	(25,962)	16
Deductions for surrender charges (note 2d)			(2,121)	(1,785)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)			(33,525,143)	(35,084,239)	(227)	(26)	(165,543)	(183,012)	(6,372)	(1,036)
Asset charges (note 3):
MSP contracts			(291,593)	(287,571)	-	-	(3,613)	(3,239)	-	-
SL contracts or LSFP contracts			(149,874)	(147,523)	-	-	-	-	-	-
Adjustments to maintain reserves			14,839	48,702	6	3	(8)	6	1	6

Net equity transactions			(61,064,053)	(65,063,815)	(4,342)	(23)	(534,816)	(217,543)	358,677	53,406

Net change in contract owners’ equity			(17,815,908)	79,206,659	(4,130)	509	(488,692)	245,184	364,560	59,770
Contract owners’ equity beginning of period			677,429,029	598,222,370	5,037	4,528	3,659,868	3,414,684	59,770	-

Contract owners’ equity end of period		$	659,613,121	677,429,029	907	5,037	3,171,176	3,659,868	424,330	59,770

CHANGES IN UNITS:
Beginning units			27,393,020	30,145,125	441	443	229,979	244,658	4,859	-
Units purchased			4,245,639	2,897,049	292	-	17,330	23,320	30,676	4,957
Units redeemed			(6,861,553)	(5,649,154)	(656)	(2)	(51,086)	(37,999)	(2,710)	(98)

Ending units			24,777,106	27,393,020	77	441	196,223	229,979	32,825	4,859

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

			DSIF		DSRG		GVGMNS		IVKMG1
			2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$		586,348	594,589	36,092	43,129	(113)	(43)	(1,045)	(139)
Realized gain (loss) on investments			1,742,515	2,017,310	232,913	61,681	70	508	5,200	3,328
Change in unrealized gain (loss) on investments			2,778,607	8,964,501	106,054	1,786,062	436	111	11,935	55,982
Reinvested capital gains			541,793	490,403	512,739	-	139	410	-	-

Net increase (decrease) in contract owners’ equity resulting from operations			5,649,263	12,066,803	887,798	1,890,872	532	986	16,090	59,171

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)			1,631,119	1,657,683	377,810	389,697	1,019	254	12,684	13,488
Transfers between funds			72,898	63,159	91,867	23,046	-	10,746	(5,374)	1,428
Surrenders (note 6)			(3,704,429)	(5,306,346)	(426,872)	(426,465)	-	-	(225)	(17,444)
Death Benefits (note 4)			(402,082)	(752,991)	(43,268)	(29,755)	-	-	(1,895)	-
Net policy repayments (loans) (note 5)			136,410	411,713	20,512	22,471	-	-	693	3,701
Deductions for surrender charges (note 2d)			(350)	(75)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)			(2,278,058)	(2,352,266)	(446,005)	(456,243)	(1,189)	(246)	(14,897)	(14,493)
Asset charges (note 3):
MSP contracts			(19,598)	(19,754)	(2,073)	(1,784)	-	-	(62)	(36)
SL contracts or LSFP contracts			(21,332)	(19,712)	(972)	(1,028)	-	-	(132)	(127)
Adjustments to maintain reserves			1,553	3,051	73	169	1	(4)	12	(2)

Net equity transactions			(4,583,869)	(6,315,538)	(428,928)	(479,892)	(169)	10,750	(9,196)	(13,485)

Net change in contract owners’ equity			1,065,394	5,751,265	458,870	1,410,980	363	11,736	6,894	45,686
Contract owners’ equity beginning of period			46,315,443	40,564,178	7,239,550	5,828,570	17,204	5,468	215,995	170,309

Contract owners’ equity end of period		$	47,380,837	46,315,443	7,698,420	7,239,550	17,567	17,204	222,889	215,995

CHANGES IN UNITS:
Beginning units			1,090,770	1,268,393	193,190	209,089	1,486	532	16,170	17,386
Units purchased			63,462	65,785	22,211	20,263	87	975	1,346	2,264
Units redeemed			(167,981)	(243,408)	(32,657)	(36,162)	(103)	(21)	(1,999)	(3,480)

Ending units			986,251	1,090,770	182,744	193,190	1,470	1,486	15,517	16,170

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

			IVBRA1		JABS		JACAS		JAGTS
			2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$		(272)	-	16,478	22,093	(17,318)	1,489	(9,030)	(7,220)
Realized gain (loss) on investments			(6,555)	-	31,189	(7,560)	308,950	365,262	262,170	164,974
Change in unrealized gain (loss) on investments			1,867	-	31,260	170,125	(1,176,543)	633,138	(231,139)	312,284
Reinvested capital gains			5,913	-	38,559	65,593	1,151,659	-	121,632	-

Net increase (decrease) in contract owners’ equity resulting from operations			953	-	117,486	250,251	266,748	999,889	143,633	470,038

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)			366	-	43,728	59,027	125,185	164,828	40,025	49,093
Transfers between funds			121,423	-	65,466	(206,311)	(300,332)	(274,314)	(263,262)	57,115
Surrenders (note 6)			-	-	(49,415)	(23,308)	(417,837)	(201,384)	(77,167)	(42,907)
Death Benefits (note 4)			-	-	(30,808)	(18,870)	(5,453)	(191,444)	(16,256)	(15,582)
Net policy repayments (loans) (note 5)			(23,987)	-	26,719	(6,578)	173,732	(12,887)	9,231	12,212
Deductions for surrender charges (note 2d)			-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)			(3,038)	-	(60,419)	(59,472)	(173,897)	(191,259)	(62,576)	(54,517)
Asset charges (note 3):
MSP contracts			-	-	(1,055)	(1,056)	(1,705)	(1,734)	(187)	(169)
SL contracts or LSFP contracts			-	-	(174)	(143)	(1,262)	(1,203)	(1,180)	(999)
Adjustments to maintain reserves			3	-	13	18	(31)	38	(6)	24

Net equity transactions			94,767	-	(5,945)	(256,693)	(601,600)	(709,359)	(371,378)	4,270

Net change in contract owners’ equity			95,720	-	111,541	(6,442)	(334,852)	290,530	(227,745)	474,308
Contract owners’ equity beginning of period			-	-	1,508,607	1,515,049	4,093,835	3,803,305	1,964,320	1,490,012

Contract owners’ equity end of period		$	95,720	-	1,620,148	1,508,607	3,758,983	4,093,835	1,736,575	1,964,320

CHANGES IN UNITS:
Beginning units			-	-	64,527	77,338	269,822	327,052	239,301	244,704
Units purchased			11,974	-	5,348	5,013	17,776	19,033	9,472	18,600
Units redeemed			(2,661)	-	(5,545)	(17,824)	(58,295)	(76,263)	(54,582)	(24,003)

Ending units			9,313	-	64,330	64,527	229,303	269,822	194,191	239,301

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

			JAIGS		MIGIC		MNDIC		MVFIC
			2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$		217,109	115,611	65	420	(1,504)	(1,096)	18,528	14,026
Realized gain (loss) on investments			(173,014)	(160,062)	7,214	16,296	33,719	9,564	165,660	187,691
Change in unrealized gain (loss) on investments			(850,406)	629,812	3,423	29,688	(94,290)	54,674	(27,053)	351,169
Reinvested capital gains			294,496	-	12,111	7,056	33,973	2,189	56,857	5,906

Net increase (decrease) in contract owners’ equity resulting from operations			(511,815)	585,361	22,813	53,460	(28,102)	65,331	213,992	558,792

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)			155,728	169,672	10,944	9,597	13,031	20,232	58,342	78,493
Transfers between funds			(443,499)	(401,280)	9,682	7,562	(103,447)	212,163	657,221	58,138
Surrenders (note 6)			(387,443)	(313,118)	(7,803)	(32,034)	(9,438)	(10,830)	(78,133)	(240,373)
Death Benefits (note 4)			(19,501)	(16,774)	-	-	-	-	(5,606)	(6,381)
Net policy repayments (loans) (note 5)			36,103	(164)	1,548	1,357	(588)	(341)	(16,580)	(927)
Deductions for surrender charges (note 2d)			-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)			(197,313)	(233,068)	(13,295)	(11,441)	(17,143)	(11,413)	(71,339)	(73,657)
Asset charges (note 3):
MSP contracts			(1,047)	(1,133)	-	-	-	-	(949)	(949)
SL contracts or LSFP contracts			(1,026)	(1,084)	(50)	(89)	-	-	(686)	(550)
Adjustments to maintain reserves			(21)	102	(8)	6	(3)	10	2	(1)

Net equity transactions			(858,019)	(796,847)	1,018	(25,042)	(117,588)	209,821	542,272	(186,207)

Net change in contract owners’ equity			(1,369,834)	(211,486)	23,831	28,418	(145,690)	275,152	756,264	372,585
Contract owners’ equity beginning of period			4,726,223	4,937,709	216,129	187,711	312,770	37,618	1,948,707	1,576,122

Contract owners’ equity end of period		$	3,356,389	4,726,223	239,960	216,129	167,080	312,770	2,704,971	1,948,707

CHANGES IN UNITS:
Beginning units			301,550	358,477	9,467	10,656	21,574	3,653	71,085	77,887
Units purchased			18,399	19,793	1,100	2,089	1,684	19,963	26,817	8,488
Units redeemed			(75,054)	(76,720)	(1,099)	(3,278)	(10,751)	(2,042)	(8,246)	(15,290)

Ending units			244,895	301,550	9,468	9,467	12,507	21,574	89,656	71,085

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

			MSVFI		MSEM		MSVRE		NVIX
			2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$		8,558	12,037	55,598	45,636	11,225	7,704	80	-
Realized gain (loss) on investments			1,175	(1,281)	(6,552)	64,768	83,114	172,662	(1)	-
Change in unrealized gain (loss) on investments			11,946	(12,021)	(18,946)	(274,717)	252,940	(137,711)	(367)	-
Reinvested capital gains			-	-	8,422	16,435	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations			21,679	(1,265)	38,522	(147,878)	347,279	42,655	(288)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)			2,887	14,703	30,788	31,335	148,889	24,287	126	-
Transfers between funds			65,534	40,918	(193,923)	(328,158)	159,664	(514,944)	4,385	-
Surrenders (note 6)			(50,407)	(109,462)	(191,933)	(31,295)	(253,228)	(77,873)	-	-
Death Benefits (note 4)			-	-	-	(9,680)	-	(8,630)	-	-
Net policy repayments (loans) (note 5)			17	8,661	15,270	(21,131)	(6,550)	(50,666)	-	-
Deductions for surrender charges (note 2d)			(236)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)			(12,210)	(16,812)	(41,606)	(49,039)	(30,716)	(35,330)	(86)	-
Asset charges (note 3):
MSP contracts			(154)	(163)	(611)	(695)	-	-	-	-
SL contracts or LSFP contracts			(134)	(259)	(344)	(389)	(1,584)	(1,658)	-	-
Adjustments to maintain reserves			9	(17)	18	(8)	79	50	8	-

Net equity transactions			5,306	(62,431)	(382,341)	(409,060)	16,554	(664,764)	4,433	-

Net change in contract owners’ equity			26,985	(63,696)	(343,819)	(556,938)	363,833	(622,109)	4,145	-
Contract owners’ equity beginning of period			266,846	330,542	1,245,833	1,802,771	1,248,531	1,870,640	-	-

Contract owners’ equity end of period		$	293,831	266,846	902,014	1,245,833	1,612,364	1,248,531	4,145	-

CHANGES IN UNITS:
Beginning units			18,667	23,156	42,545	56,091	32,399	51,441	-	-
Units purchased			11,281	11,823	1,796	2,613	4,047	677	461	-
Units redeemed			(10,495)	(16,312)	(14,542)	(16,159)	(2,820)	(19,719)	(9)	-

Ending units			19,453	18,667	29,799	42,545	33,626	32,399	452	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVBX		NVAMV1		GVAAA2		GVABD2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$911	-	118,627	99,363	9,494	13,418	5,282	11,214
Realized gain (loss) on investments	-	-	341,203	314,945	141,260	85,324	27,593	18,277
Change in unrealized gain (loss) on investments	(844)	-	(397,935)	1,471,924	(55,128)	228,653	(2,671)	(57,955)
Reinvested capital gains	-	-	875,562	144,781	3,282	402	6,826	262

Net increase (decrease) in contract owners’ equity resulting from operations	67	-	937,457	2,031,013	98,908	327,797	37,030	(28,202)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	198	-	243,307	208,573	124,396	56,903	25,420	31,435
Transfers between funds	42,692	-	(66,965)	(53,646)	541,755	231,210	(69,999)	5,558
Surrenders (note 6)	-	-	(474,553)	(624,164)	(69,559)	(59,836)	(28,312)	(24,772)
Death Benefits (note 4)	-	-	(64,363)	(167,135)	(15,802)	-	-	(28,338)
Net policy repayments (loans) (note 5)	-	-	58,197	(25,249)	(13,608)	1,854	(24,397)	(19,458)
Deductions for surrender charges (note 2d)	-	-	(92)	(56)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(138)	-	(389,641)	(400,256)	(68,157)	(62,171)	(24,546)	(27,237)
Asset charges (note 3):
MSP contracts	-	-	(4,102)	(3,893)	(1,633)	(1,192)	(48)	(327)
SL contracts or LSFP contracts	-	-	(2,353)	(2,659)	-	-	-	-
Adjustments to maintain reserves	(1)	-	713	251	10	1	1	7

Net equity transactions	42,751	-	(699,852)	(1,068,234)	497,402	166,769	(121,881)	(63,132)

Net change in contract owners’ equity	42,818	-	237,605	962,779	596,310	494,566	(84,851)	(91,334)
Contract owners’ equity beginning of period	-	-	7,885,955	6,923,176	1,875,914	1,381,348	860,061	951,395

Contract owners’ equity end of period	$42,818	-	8,123,560	7,885,955	2,472,224	1,875,914	775,210	860,061

CHANGES IN UNITS:
Beginning units	-	-	372,043	428,821	124,360	112,653	71,177	76,209
Units purchased	4,194	-	19,195	22,822	43,798	25,267	2,394	5,119
Units redeemed	(14)	-	(50,500)	(79,600)	(11,191)	(13,560)	(12,132)	(10,151)

Ending units	4,180	-	340,738	372,043	156,967	124,360	61,439	71,177

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,024	(1,971)	(1,100)	(3,189)	3,204	4,464	51,886	6,899
Realized gain (loss) on investments	123,672	146,130	160,764	150,645	200,414	26,157	1,476	(291)
Change in unrealized gain (loss) on investments	(105,161)	234,189	(34,248)	309,813	(116,475)	204,897	(62,629)	533
Reinvested capital gains	-	-	-	-	9,967	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,535	378,348	125,416	457,269	97,110	235,518	(9,267)	7,141

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	49,782	57,079	80,862	62,771	45,231	40,932	33,154	-
Transfers between funds	92,674	(47,450)	(138,599)	134,119	77,346	(26,483)	1,264,298	-
Surrenders (note 6)	(177,829)	(113,140)	(170,605)	(156,341)	(50,001)	(23,331)	(49,165)	(18)
Death Benefits (note 4)	(3,675)	-	(8,122)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(4,677)	(1,010)	41,143	(109,922)	3,490	19,511	14,022	(98)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(66,346)	(66,920)	(74,188)	(77,242)	(32,443)	(26,486)	(40,792)	(2,416)
Asset charges (note 3):
MSP contracts	(885)	(748)	(1,142)	(942)	(267)	(284)	(1,705)	(361)
SL contracts or LSFP contracts	-	-	-	-	-	-	(263)	(97)
Adjustments to maintain reserves	10	47	10	2	(2)	13	19	(16)

Net equity transactions	(110,946)	(172,142)	(270,641)	(147,555)	43,354	(16,128)	1,219,568	(3,006)

Net change in contract owners’ equity	(89,411)	206,206	(145,225)	309,714	140,464	219,390	1,210,301	4,135
Contract owners’ equity beginning of period	1,670,047	1,463,841	1,941,961	1,632,247	971,012	751,622	110,398	106,263

Contract owners’ equity end of period	$1,580,636	1,670,047	1,796,736	1,941,961	1,111,476	971,012	1,320,699	110,398

CHANGES IN UNITS:
Beginning units	101,666	114,108	131,148	142,174	74,243	76,013	5,235	5,384
Units purchased	10,433	5,943	6,453	17,347	9,403	3,918	66,179	-
Units redeemed	(17,164)	(18,385)	(24,811)	(28,373)	(6,137)	(5,688)	(9,134)	(149)

Ending units	94,935	101,666	112,790	131,148	77,509	74,243	62,280	5,235

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GEM		GIG		NVNMO1		NVNSR1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$16,965	3,285	81,490	480	55,306	70,788	572	428
Realized gain (loss) on investments	22,928	12,910	125,017	58,642	685,567	324,147	11,098	1,655
Change in unrealized gain (loss) on investments	(146,397)	(16,346)	(320,845)	47,547	(2,313,199)	3,894,869	1,236	31,401
Reinvested capital gains	-	-	-	-	2,386,517	580,724	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(106,504)	(151)	(114,338)	106,669	814,191	4,870,528	12,906	33,484

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	61,152	-	106,317	24,771	515,384	535,025	7,402	2,598
Transfers between funds	2,168,065	(85,056)	4,078,017	54,744	(517,967)	9,544	(4,614)	13,237
Surrenders (note 6)	(134,964)	(20,853)	(299,107)	(88,435)	(993,166)	(733,114)	(8,431)	(1,258)
Death Benefits (note 4)	(4,745)	-	(11,667)	-	(131,765)	(25,461)	-	-
Net policy repayments (loans) (note 5)	6,952	(6,540)	18,793	(12,746)	54,080	67,588	(101)	(94)
Deductions for surrender charges (note 2d)	(45)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(107,215)	(26,168)	(135,100)	(19,863)	(671,350)	(721,055)	(4,747)	(3,671)
Asset charges (note 3):
MSP contracts	(237)	-	(2,001)	(273)	(9,353)	(8,419)	-	-
SL contracts or LSFP contracts	(656)	(65)	(318)	(290)	(8)	(8)	-	-
Adjustments to maintain reserves	(12)	4	(28)	6	(15)	108	18	(6)

Net equity transactions	1,988,295	(138,678)	3,754,906	(42,086)	(1,754,160)	(875,792)	(10,473)	10,806

Net change in contract owners’ equity	1,881,791	(138,829)	3,640,568	64,583	(939,969)	3,994,736	2,433	44,290
Contract owners’ equity beginning of period	844,371	983,200	679,396	614,813	15,594,821	11,600,085	136,295	92,005

Contract owners’ equity end of period	$2,726,162	844,371	4,319,964	679,396	14,654,852	15,594,821	138,728	136,295

CHANGES IN UNITS:
Beginning units	34,669	40,391	43,387	45,936	1,179,010	1,255,134	9,336	8,694
Units purchased	110,467	250	291,837	7,484	61,510	86,860	229	2,042
Units redeemed	(30,111)	(5,972)	(55,519)	(10,033)	(196,053)	(162,984)	(930)	(1,400)

Ending units	115,025	34,669	279,705	43,387	1,044,467	1,179,010	8,635	9,336

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCRA1		NVCRB1		NVCCA1		NVCCN1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$4,993	2,299	7,146	5,064	14,497	8,456	(2,544)	20,086
Realized gain (loss) on investments	9,664	12,586	8,732	13,812	81,441	11,422	109,383	9,102
Change in unrealized gain (loss) on investments	(18,487)	40,411	(9,417)	19,129	(86,404)	74,611	(61,775)	13,331
Reinvested capital gains	15,391	6,440	9,645	8,234	20,910	15,958	4,016	23,223

Net increase (decrease) in contract owners’ equity resulting from operations	11,561	61,736	16,106	46,239	30,444	110,447	49,080	65,742

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	15,863	17,839	9,469	8,120	29,259	35,756	3,980	87,776
Transfers between funds	(17,972)	117,158	(52,246)	172,609	(48,260)	185,913	(575,905)	(47,619)
Surrenders (note 6)	(16,862)	-	-	(46,748)	-	(4,179)	(884,995)	(26,688)
Death Benefits (note 4)	-	-	-	(1,063)	-	-	-	(45,191)
Net policy repayments (loans) (note 5)	3,493	375	135	25,974	174	906	44,855	4,131
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(16,915)	(11,259)	(9,667)	(10,163)	(34,050)	(30,799)	(20,073)	(47,000)
Asset charges (note 3):
MSP contracts	-	-	(51)	(48)	(57)	(52)	(30)	(29)
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	6	(1)	20	10	(5)	3	(4)	9

Net equity transactions	(32,387)	124,112	(52,340)	148,691	(52,939)	187,548	(1,432,172)	(74,611)

Net change in contract owners’ equity	(20,826)	185,848	(36,234)	194,930	(22,495)	297,995	(1,383,092)	(8,869)
Contract owners’ equity beginning of period	345,034	159,186	432,965	238,035	803,619	505,624	1,506,412	1,515,281

Contract owners’ equity end of period	$324,208	345,034	396,731	432,965	781,124	803,619	123,320	1,506,412

CHANGES IN UNITS:
Beginning units	26,454	15,770	33,453	21,042	61,151	46,481	122,213	128,438
Units purchased	2,087	11,852	751	18,833	2,288	17,579	6,735	8,763
Units redeemed	(4,627)	(1,168)	(4,718)	(6,422)	(6,365)	(2,909)	(119,220)	(14,988)

Ending units	23,914	26,454	29,486	33,453	57,074	61,151	9,728	122,213

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCMD1		NVCMA1		NVCMC1		NVCBD1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$23,737	13,106	14,035	6,126	6,306	4,828	10,569	8,314
Realized gain (loss) on investments	29,053	22,801	14,274	19,801	11,662	12,320	(2,357)	746
Change in unrealized gain (loss) on investments	(33,330)	112,993	(59,147)	77,561	(13,099)	11,403	16,278	(23,542)
Reinvested capital gains	28,706	27,081	58,301	26,789	7,213	6,760	-	4,794

Net increase (decrease) in contract owners’ equity resulting from operations	48,166	175,981	27,463	130,277	12,082	35,311	24,490	(9,688)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	35,129	55,448	60,097	38,906	16,660	19,054	16,904	8,526
Transfers between funds	(3,757)	39,157	18,694	112,582	25,999	35,204	9,660	158,275
Surrenders (note 6)	(31,450)	(33,986)	(19,766)	(60,040)	(26,744)	(66,831)	(82,264)	(94,282)
Death Benefits (note 4)	-	-	(17,034)	-	(21,245)	-	-	-
Net policy repayments (loans) (note 5)	27,241	6,970	11,897	802	4,123	8,140	(2,073)	56,380
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(68,739)	(68,697)	(38,153)	(37,309)	(42,296)	(41,153)	(13,221)	(13,929)
Asset charges (note 3):
MSP contracts	(1,000)	(922)	-	-	(1,366)	(1,378)	(96)	(196)
SL contracts or LSFP contracts	-	-	-	-	-	-	(15)	(29)
Adjustments to maintain reserves	10	(5)	(12)	7	(14)	55	(1)	6

Net equity transactions	(42,566)	(2,035)	15,723	54,948	(44,883)	(46,909)	(71,106)	114,751

Net change in contract owners’ equity	5,600	173,946	43,186	185,225	(32,801)	(11,598)	(46,616)	105,063
Contract owners’ equity beginning of period	1,197,382	1,023,436	674,948	489,723	337,294	348,892	570,086	465,023

Contract owners’ equity end of period	$1,202,982	1,197,382	718,134	674,948	304,493	337,294	523,470	570,086

CHANGES IN UNITS:
Beginning units	91,749	92,029	51,690	46,451	26,062	29,959	45,475	35,977
Units purchased	10,032	10,781	8,128	16,699	4,010	6,946	3,261	19,572
Units redeemed	(13,309)	(11,061)	(7,019)	(11,460)	(7,417)	(10,843)	(8,766)	(10,074)

Ending units	88,472	91,749	52,799	51,690	22,655	26,062	39,970	45,475

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVLCP1		TRF		GBF		CAF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,653	2,323	281,627	329,128	94,457	102,083	(32,223)	9,971
Realized gain (loss) on investments	2,045	2,167	753,946	61,165	(77,235)	(128,519)	729,721	553,075
Change in unrealized gain (loss) on investments	5,201	(11,073)	4,475,821	11,927,008	240,317	(438,927)	726,069	2,760,045
Reinvested capital gains	-	2,993	-	-	-	86,593	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,899	(3,590)	5,511,394	12,317,301	257,539	(378,770)	1,423,567	3,323,091

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,449	6,098	2,952,300	3,139,339	300,587	303,406	826,278	865,034
Transfers between funds	499,175	(40,269)	(90,753)	(248,107)	(171,089)	(344,862)	(68,319)	(68,272)
Surrenders (note 6)	(463,074)	-	(3,338,448)	(3,697,262)	(292,808)	(1,424,489)	(1,023,259)	(1,136,879)
Death Benefits (note 4)	-	-	(450,076)	(724,027)	(199,281)	(454,952)	(76,022)	(138,281)
Net policy repayments (loans) (note 5)	603	(1,737)	409,870	744,920	77,614	169,431	96,876	163,704
Deductions for surrender charges (note 2d)	-	-	-	(684)	-	-	-	(30)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,146)	(7,581)	(3,692,223)	(3,800,736)	(399,396)	(478,305)	(971,276)	(989,572)
Asset charges (note 3):
MSP contracts	-	-	(11,205)	(11,199)	(7,949)	(10,543)	(3,285)	(3,064)
SL contracts or LSFP contracts	-	-	(6,776)	(6,057)	(1,133)	(1,252)	(2,383)	(2,454)
Adjustments to maintain reserves	(6)	5	929	2,059	599	1,376	269	585

Net equity transactions	37,001	(43,484)	(4,226,382)	(4,601,754)	(692,856)	(2,240,190)	(1,221,121)	(1,309,229)

Net change in contract owners’ equity	47,900	(47,074)	1,285,012	7,715,547	(435,317)	(2,618,960)	202,446	2,013,862
Contract owners’ equity beginning of period	162,586	209,660	50,240,792	42,525,245	6,764,036	9,382,996	14,068,259	12,054,397

Contract owners’ equity end of period	$210,486	162,586	51,525,804	50,240,792	6,328,719	6,764,036	14,270,705	14,068,259

CHANGES IN UNITS:
Beginning units	11,879	14,970	968,562	1,080,920	215,753	298,463	499,743	551,597
Units purchased	3,626	637	96,765	112,623	14,785	17,556	49,094	56,376
Units redeemed	(800)	(3,728)	(187,434)	(224,981)	(38,599)	(100,266)	(93,573)	(108,230)

Ending units	14,705	11,879	877,893	968,562	191,939	215,753	455,264	499,743

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVIX2		GVIDA		NVDBL2		NVDCA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$7,120	-	24,123	24,090	5,018	1,129	1,018	1,472
Realized gain (loss) on investments	(10,278)	-	189,254	55,532	4,025	677	17,880	1,351
Change in unrealized gain (loss) on investments	(35,567)	-	(106,530)	418,804	(5,663)	9,381	(22,008)	14,739
Reinvested capital gains	-	-	-	-	1,326	904	1,839	1,807

Net increase (decrease) in contract owners’ equity resulting from operations	(38,725)	-	106,847	498,426	4,706	12,091	(1,271)	19,369

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,962	-	109,312	122,552	8,448	5,853	2,144	7,598
Transfers between funds	573,354	-	(131,711)	667	252,606	(1,390)	10,935	29,165
Surrenders (note 6)	(130,871)	-	(208,028)	(11,542)	(13,315)	(3,594)	(26,126)	-
Death Benefits (note 4)	-	-	(7,156)	-	-	-	-	-
Net policy repayments (loans) (note 5)	4,330	-	24,942	16,891	1,645	5,087	(81)	(74)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,888)	-	(91,391)	(102,039)	(5,346)	(4,447)	(12,833)	(10,683)
Asset charges (note 3):
MSP contracts	(879)	-	(750)	(657)	(737)	-	(41)	(31)
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(1)	-	3,402	(3,305)	(8)	(8)	(7)	22

Net equity transactions	440,007	-	(301,380)	22,567	243,293	1,501	(26,009)	25,997

Net change in contract owners’ equity	401,282	-	(194,533)	520,993	247,999	13,592	(27,280)	45,366
Contract owners’ equity beginning of period	-	-	2,392,810	1,871,817	107,429	93,837	134,905	89,539

Contract owners’ equity end of period	$401,282	-	2,198,277	2,392,810	355,428	107,429	107,625	134,905

CHANGES IN UNITS:
Beginning units	-	-	116,767	115,731	6,895	6,800	7,635	6,030
Units purchased	48,112	-	7,666	13,215	15,773	1,244	361	2,294
Units redeemed	(5,018)	-	(21,757)	(12,179)	(1,218)	(1,149)	(2,172)	(689)

Ending units	43,094	-	102,676	116,767	21,450	6,895	5,824	7,635

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVIDC		GVIDM		GVDMA		GVDMC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$6,555	6,638	55,811	56,314	62,088	56,434	44,528	38,048
Realized gain (loss) on investments	12,363	20,095	188,851	3,595	12,380	(78,814)	10,905	11,524
Change in unrealized gain (loss) on investments	(16,915)	(8,550)	(34,444)	653,264	154,088	1,043,874	20,686	211,930
Reinvested capital gains	17,064	9,099	-	-	-	-	67,301	40,187

Net increase (decrease) in contract owners’ equity resulting from operations	19,067	27,282	210,218	713,173	228,556	1,021,494	143,420	301,689

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10,696	18,471	238,760	255,478	189,123	189,957	172,494	180,243
Transfers between funds	110,149	(35,470)	(111,049)	222,252	193,087	(4,496)	63,280	109,244
Surrenders (note 6)	(133,690)	(117,825)	(391,482)	(273,440)	(442,751)	(504,679)	(9,761)	(68,960)
Death Benefits (note 4)	(39,563)	-	(14,304)	(150,241)	-	(292,904)	-	(110,382)
Net policy repayments (loans) (note 5)	55,273	20,633	86,954	(66,975)	34,087	211,422	6,139	10,725
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,511)	(47,656)	(420,791)	(407,821)	(239,369)	(250,877)	(107,463)	(100,114)
Asset charges (note 3):
MSP contracts	(536)	(692)	(9,130)	(9,858)	(3,559)	(3,509)	(1,143)	(765)
SL contracts or LSFP contracts	(186)	(263)	(1,958)	(2,046)	(1,143)	(1,079)	-	-
Adjustments to maintain reserves	(15)	32	40	(29)	13	13	382	76

Net equity transactions	(42,383)	(162,770)	(622,960)	(432,680)	(270,512)	(656,152)	123,928	20,067

Net change in contract owners’ equity	(23,316)	(135,488)	(412,742)	280,493	(41,956)	365,342	267,348	321,756
Contract owners’ equity beginning of period	578,043	713,531	4,775,220	4,494,727	5,355,926	4,990,584	3,309,421	2,987,665

Contract owners’ equity end of period	$554,727	578,043	4,362,478	4,775,220	5,313,970	5,355,926	3,576,769	3,309,421

CHANGES IN UNITS:
Beginning units	38,417	49,104	257,540	282,525	270,794	308,078	194,912	192,674
Units purchased	10,649	5,067	20,296	41,599	24,506	25,670	16,495	20,536
Units redeemed	(12,937)	(15,754)	(53,421)	(66,584)	(38,310)	(62,954)	(8,947)	(18,298)

Ending units	36,129	38,417	224,415	257,540	256,990	270,794	202,460	194,912

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MCIF		SAM		NVMIG1		GVDIVI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$33,301	34,436	(100,704)	(113,659)	31,418	-	11,346	2,577
Realized gain (loss) on investments	293,654	507,081	-	-	79,770	-	(33,493)	(8,043)
Change in unrealized gain (loss) on investments	(158,369)	885,674	-	-	(450,189)	-	(32,883)	32,842
Reinvested capital gains	321,415	148,870	-	-	236,420	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	490,001	1,576,061	(100,704)	(113,659)	(102,581)	-	(55,030)	27,376

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	122,516	262,362	1,439,474	1,435,071	126,142	-	20,359	-
Transfers between funds	48,202	319,406	2,302,319	328,076	4,615,056	-	467,794	(2,977)
Surrenders (note 6)	(319,721)	(289,111)	(3,281,294)	(4,525,650)	(219,661)	-	(39,998)	(4,760)
Death Benefits (note 4)	(1)	(93,586)	(749,705)	(235,503)	(3,478)	-	-	-
Net policy repayments (loans) (note 5)	(1,792)	(120,912)	1,608,638	1,385,883	85,914	-	(5,401)	(241)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(116)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(281,554)	(402,325)	(1,736,347)	(1,773,480)	(145,532)	-	(22,150)	(5,506)
Asset charges (note 3):
MSP contracts	(3,684)	(2,604)	(12,746)	(13,386)	(1,205)	-	(83)	-
SL contracts or LSFP contracts	(778)	(814)	(7,071)	(7,148)	(1)	-	(179)	(29)
Adjustments to maintain reserves	417	172	(343)	(351)	(5)	-	(12)	18

Net equity transactions	(436,395)	(327,412)	(437,075)	(3,406,488)	4,457,230	-	420,214	(13,495)

Net change in contract owners’ equity	53,606	1,248,649	(537,779)	(3,520,147)	4,354,649	-	365,184	13,881
Contract owners’ equity beginning of period	6,194,520	4,945,871	18,620,052	22,140,199	-	-	155,241	141,360

Contract owners’ equity end of period	$6,248,126	6,194,520	18,082,273	18,620,052	4,354,649	-	520,425	155,241

CHANGES IN UNITS:
Beginning units	221,987	234,630	1,110,278	1,293,558	-	-	7,825	8,612
Units purchased	8,813	26,517	257,588	197,939	478,873	-	31,064	55
Units redeemed	(25,385)	(39,160)	(287,520)	(381,219)	(32,670)	-	(9,911)	(842)

Ending units	205,415	221,987	1,080,346	1,110,278	446,203	-	28,978	7,825

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMLG1		NVMLV1		NVMMG1		NVMMV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$268	5,878	9,750	12,569	(165,057)	(160,722)	186,574	132,662
Realized gain (loss) on investments	273,350	75,931	162,638	63,504	1,449,728	1,360,756	1,264,444	872,868
Change in unrealized gain (loss) on investments	(277,430)	304,576	(231,975)	263,502	(3,948,147)	5,920,035	(3,144,162)	4,278,593
Reinvested capital gains	169,600	113,304	161,561	68,967	3,631,806	2,099,505	5,229,886	990,965

Net increase (decrease) in contract owners’ equity resulting from operations	165,788	499,689	101,974	408,542	968,330	9,219,574	3,536,742	6,275,088

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	70,114	66,050	56,205	63,319	1,111,613	1,111,561	647,905	683,944
Transfers between funds	97,178	224,871	423	55,836	(738,845)	(4,126)	58,430	271,371
Surrenders (note 6)	(142,773)	(108,194)	(261,888)	(147,678)	(1,588,782)	(2,183,807)	(2,228,887)	(1,789,565)
Death Benefits (note 4)	(61,650)	(25,972)	(14,070)	-	(207,297)	(88,791)	(169,897)	(108,972)
Net policy repayments (loans) (note 5)	39,803	13,546	1,330	12,976	311,266	50,327	111,622	260,395
Deductions for surrender charges (note 2d)	-	-	-	-	-	(260)	-	(66)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(95,043)	(88,517)	(66,709)	(74,504)	(1,488,418)	(1,562,534)	(1,022,973)	(1,057,926)
Asset charges (note 3):
MSP contracts	(1,062)	(1,054)	(389)	(320)	(10,067)	(9,703)	(6,014)	(6,290)
SL contracts or LSFP contracts	(759)	(802)	(467)	(457)	(968)	(189)	(41)	(10)
Adjustments to maintain reserves	(15)	5	(6)	2	(46)	178	9	150

Net equity transactions	(94,207)	79,933	(285,571)	(90,826)	(2,611,544)	(2,687,344)	(2,609,846)	(1,746,969)

Net change in contract owners’ equity	71,581	579,622	(183,597)	317,716	(1,643,214)	6,532,230	926,896	4,528,119
Contract owners’ equity beginning of period	2,082,599	1,502,977	1,519,433	1,201,717	31,738,191	25,205,961	23,074,785	18,546,666

Contract owners’ equity end of period	$2,154,180	2,082,599	1,335,836	1,519,433	30,094,977	31,738,191	24,001,681	23,074,785

CHANGES IN UNITS:
Beginning units	147,302	142,573	113,081	120,539	2,115,910	2,322,977	1,463,947	1,588,483
Units purchased	14,291	28,411	6,575	13,495	137,217	209,360	94,357	146,458
Units redeemed	(22,742)	(23,682)	(29,337)	(20,953)	(314,635)	(416,427)	(250,296)	(270,994)

Ending units	138,851	147,302	90,319	113,081	1,938,492	2,115,910	1,308,008	1,463,947

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCGF		SCVF		SCF		MSBF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(10,087)	(11,776)	4,385	20,105	(61,661)	(66,878)	34,137	35,114
Realized gain (loss) on investments	233,707	73,842	651,048	226,583	283,490	5,550	31,054	79,014
Change in unrealized gain (loss) on investments	(392,557)	479,707	(816,773)	1,602,123	(2,929,182)	6,099,713	(19,001)	(152,432)
Reinvested capital gains	189,477	98,857	511,701	-	2,680,312	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,540	640,630	350,361	1,848,811	(27,041)	6,038,385	46,190	(38,304)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	68,719	28,984	187,271	147,476	515,951	542,126	25,462	35,649
Transfers between funds	(529,314)	(13,239)	(339,391)	101,356	(1,132,774)	(386,225)	(65,618)	(453,325)
Surrenders (note 6)	(111,701)	(158,477)	(469,173)	(346,415)	(1,288,699)	(992,200)	(200,773)	(209,027)
Death Benefits (note 4)	(2,077)	-	(183,531)	(79,645)	(265,846)	(46,911)	(30,102)	(10,333)
Net policy repayments (loans) (note 5)	(4,589)	31,177	164,702	(125,093)	187,570	(79,769)	(28,439)	18,522
Deductions for surrender charges (note 2d)	-	-	(95)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(52,350)	(61,328)	(242,588)	(261,513)	(803,808)	(853,704)	(49,815)	(70,838)
Asset charges (note 3):
MSP contracts	(491)	(488)	(2,676)	(2,798)	(8,608)	(8,597)	(746)	(835)
SL contracts or LSFP contracts	(545)	(560)	(4,774)	(4,389)	(4,212)	(4,307)	(308)	(446)
Adjustments to maintain reserves	5	27	25	34	296	13,176	14	(12)

Net equity transactions	(632,343)	(173,904)	(890,230)	(570,987)	(2,800,130)	(1,816,411)	(350,325)	(690,645)

Net change in contract owners’ equity	(611,803)	466,726	(539,869)	1,277,824	(2,827,171)	4,221,974	(304,135)	(728,949)
Contract owners’ equity beginning of period	2,019,914	1,553,188	6,164,091	4,886,267	20,232,379	16,010,405	1,472,920	2,201,869

Contract owners’ equity end of period	$1,408,111	2,019,914	5,624,222	6,164,091	17,405,208	20,232,379	1,168,785	1,472,920

CHANGES IN UNITS:
Beginning units	176,232	194,158	163,575	180,700	344,129	383,102	76,689	112,778
Units purchased	19,982	9,159	9,144	13,244	15,908	18,082	3,019	2,869
Units redeemed	(78,952)	(27,085)	(33,455)	(30,369)	(64,187)	(57,055)	(21,112)	(38,958)

Ending units	117,262	176,232	139,264	163,575	295,850	344,129	58,596	76,689

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVSTB2		NVOLG1		NVTIV3		EIF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,577	4,216	115,743	132,558	5,718	2,499	9,890	(2,919)
Realized gain (loss) on investments	2,927	4,382	2,131,201	1,728,076	2,227	2,983	87,921	51,947
Change in unrealized gain (loss) on investments	(6,401)	(6,811)	(3,570,880)	13,369,063	(30,951)	15,406	(40,212)	118,383
Reinvested capital gains	-	504	5,480,717	-	6,800	1,218	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(897)	2,291	4,156,781	15,229,697	(16,206)	22,106	57,599	167,411

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	25,508	13,151	1,645,624	1,650,902	7,463	3,786	42,720	31,258
Transfers between funds	(710)	62,413	(1,202,388)	(1,037,213)	17,744	95,844	42,646	155,066
Surrenders (note 6)	(7,202)	(1,846)	(2,696,852)	(4,160,360)	(6,296)	(29,436)	(9,748)	(68,255)
Death Benefits (note 4)	-	-	(218,683)	(771,001)	-	-	(1,872)	-
Net policy repayments (loans) (note 5)	(8,494)	(6,318)	(102,979)	118,263	271	(1,021)	(7,331)	1,614
Deductions for surrender charges (note 2d)	(92)	-	(93)	(57)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(18,748)	(15,305)	(2,322,736)	(2,464,897)	(7,739)	(7,130)	(40,002)	(35,112)
Asset charges (note 3):
MSP contracts	(126)	(127)	(20,383)	(19,919)	-	-	(10)	(9)
SL contracts or LSFP contracts	-	-	(17,050)	(16,144)	(6)	(55)	(92)	(97)
Adjustments to maintain reserves	(1)	(9)	(26)	135	(20)	10	7	(3)

Net equity transactions	(9,865)	51,959	(4,935,566)	(6,700,291)	11,417	61,998	26,318	84,462

Net change in contract owners’ equity	(10,762)	54,250	(778,785)	8,529,406	(4,789)	84,104	83,917	251,873
Contract owners’ equity beginning of period	584,007	529,757	54,111,188	45,581,782	178,960	94,856	754,060	502,187

Contract owners’ equity end of period	$573,245	584,007	53,332,403	54,111,188	174,171	178,960	837,977	754,060

CHANGES IN UNITS:
Beginning units	52,481	47,427	2,458,573	2,816,828	10,518	6,634	30,815	27,511
Units purchased	3,572	8,835	118,726	140,842	11,928	6,827	3,560	10,165
Units redeemed	(4,527)	(3,781)	(340,604)	(499,097)	(11,223)	(2,943)	(2,876)	(6,861)

Ending units	51,526	52,481	2,236,695	2,458,573	11,223	10,518	31,499	30,815

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVRE1		NVLCAP		NVSIX2		GVEX1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$242,587	78,210	115	-	77	564	32,582	14,846
Realized gain (loss) on investments	548,073	575,421	(19)	-	(4,285)	511	69,199	22,074
Change in unrealized gain (loss) on investments	(955,360)	(1,006,093)	(370)	-	(2,692)	3,925	40,141	38,717
Reinvested capital gains	2,452,464	596,191	208	-	5,007	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,287,764	243,729	(66)	-	(1,893)	5,000	141,922	75,637

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	645,013	293,397	-	-	276	1,097	13,525	674
Transfers between funds	1,322,671	(344,394)	8,455	-	60,372	48,023	1,269,291	1,347,889
Surrenders (note 6)	(773,476)	(621,836)	-	-	(46,737)	-	(154,517)	(438,019)
Death Benefits (note 4)	(101,373)	(92,870)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(29,086)	44,350	-	-	1,540	117	(26,799)	-
Deductions for surrender charges (note 2d)	(75)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(417,091)	(442,829)	(1,039)	-	(4,958)	(1,291)	(30,136)	(10,021)
Asset charges (note 3):
MSP contracts	(4,148)	(3,769)	-	-	-	-	-	-
SL contracts or LSFP contracts	(1,143)	(1,106)	-	-	-	-	-	-
Adjustments to maintain reserves	48	(12)	1	-	(6)	-	-	(3)

Net equity transactions	641,340	(1,169,069)	7,417	-	10,487	47,946	1,071,364	900,520

Net change in contract owners’ equity	2,929,104	(925,340)	7,351	-	8,594	52,946	1,213,286	976,157
Contract owners’ equity beginning of period	7,950,686	8,876,026	-	-	52,946	-	976,157	-

Contract owners’ equity end of period	$10,879,790	7,950,686	7,351	-	61,540	52,946	2,189,443	976,157

CHANGES IN UNITS:
Beginning units	669,846	767,061	-	-	4,191	-	82,752	-
Units purchased	162,469	43,205	716	-	2,262	4,307	90,517	122,027
Units redeemed	(116,138)	(140,420)	(89)	-	(1,768)	(116)	(8,704)	(39,275)

Ending units	716,177	669,846	627	-	4,685	4,191	164,565	82,752

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NOTG3		ALVGIA		ALVSVA		ACVB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$6	13	3,285	2,494	2,843	1,200	49,930	48,356
Realized gain (loss) on investments	10	3	91,190	77,058	62,551	103,241	137,191	21,075
Change in unrealized gain (loss) on investments	(5)	193	(68,171)	66,496	(109,774)	156,767	(110,320)	578,835
Reinvested capital gains	-	-	-	-	154,679	57,709	454,110	90,503

Net increase (decrease) in contract owners’ equity resulting from operations	11	209	26,304	146,048	110,299	318,917	530,911	738,769

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	2,265	12,299	8,865	38,126	37,272	140,885	163,475
Transfers between funds	-	-	(394,286)	350,465	199,793	(124,186)	1,084,428	413,410
Surrenders (note 6)	-	-	(6,074)	(14,236)	(156,667)	(6,512)	(375,939)	(123,472)
Death Benefits (note 4)	-	-	-	-	(16)	-	(57,048)	(82,855)
Net policy repayments (loans) (note 5)	-	-	3,745	6,237	32,717	(21,867)	21,700	(10,975)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	(24)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(87)	(51)	(21,685)	(27,499)	(59,653)	(51,372)	(221,673)	(241,650)
Asset charges (note 3):
MSP contracts	-	-	(116)	(178)	(436)	(489)	(2,341)	(2,315)
SL contracts or LSFP contracts	-	-	(27)	(23)	(255)	(257)	(524)	(823)
Adjustments to maintain reserves	(2)	(3)	(22)	6	23	9	373	13

Net equity transactions	(89)	2,211	(406,166)	323,637	53,632	(167,402)	589,861	114,784

Net change in contract owners’ equity	(78)	2,420	(379,862)	469,685	163,931	151,515	1,120,772	853,553
Contract owners’ equity beginning of period	2,420	-	764,323	294,638	1,140,255	988,740	5,192,773	4,339,220

Contract owners’ equity end of period	$2,342	2,420	384,461	764,323	1,304,186	1,140,255	6,313,545	5,192,773

CHANGES IN UNITS:
Beginning units	223	-	32,892	17,027	33,478	39,888	173,234	167,449
Units purchased	-	228	1,887	17,851	7,086	3,856	52,197	26,591
Units redeemed	(8)	(5)	(19,575)	(1,986)	(5,319)	(10,266)	(22,713)	(20,806)

Ending units	215	223	15,204	32,892	35,245	33,478	202,718	173,234

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVCA		ACVIG		ACVIP2		ACVI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(14,364)	(12,888)	37,868	35,806	10,917	21,889	6,012	6,763
Realized gain (loss) on investments	55,927	17,342	350,173	171,099	(27,305)	28,157	9,612	(4,789)
Change in unrealized gain (loss) on investments	(274,479)	355,355	(90,425)	372,856	25,152	(290,686)	(47,894)	113,341
Reinvested capital gains	363,577	61,503	-	-	32,823	71,752	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	130,661	421,312	297,616	579,761	41,587	(168,888)	(32,270)	115,315

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(9,044)	17,487	48,078	45,877	43,674	54,954	1	129
Transfers between funds	33,734	(5,261)	(60,634)	767,847	(51,205)	(590,624)	(19,712)	(8,413)
Surrenders (note 6)	(71,076)	(18,823)	(213,932)	(188,285)	(197,748)	(165,579)	(46,908)	(67,144)
Death Benefits (note 4)	511	(23,785)	(6,551)	(91,817)	(272)	(54,527)	(20,825)	-
Net policy repayments (loans) (note 5)	8,112	(15,791)	94,994	77,434	27,448	59,063	(1,726)	(1,947)
Deductions for surrender charges (note 2d)	-	-	-	-	(89)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(33,603)	(43,354)	(103,710)	(100,309)	(65,959)	(93,758)	(15,304)	(19,403)
Asset charges (note 3):
MSP contracts	1,608	-	(2,595)	(2,176)	(2,446)	(2,787)	-	-
SL contracts or LSFP contracts	(1,350)	(1,327)	(510)	(489)	(63)	(185)	(893)	(1,095)
Adjustments to maintain reserves	(2,149)	2,373	414	106	(8)	(2)	(923)	3,099

Net equity transactions	(73,257)	(88,481)	(244,446)	508,188	(246,668)	(793,445)	(106,290)	(94,774)

Net change in contract owners’ equity	57,404	332,831	53,170	1,087,949	(205,081)	(962,333)	(138,560)	20,541
Contract owners’ equity beginning of period	1,795,382	1,462,551	2,612,178	1,524,229	1,376,314	2,338,647	636,897	616,356

Contract owners’ equity end of period	$1,852,786	1,795,382	2,665,348	2,612,178	1,171,233	1,376,314	498,337	636,897

CHANGES IN UNITS:
Beginning units	100,920	107,645	139,633	103,967	93,282	144,454	36,115	40,913
Units purchased	5,156	1,725	6,050	56,565	5,463	7,484	99	22
Units redeemed	(7,636)	(8,450)	(17,628)	(20,899)	(21,746)	(58,656)	(5,053)	(4,820)

Ending units	98,440	100,920	128,055	139,633	76,999	93,282	31,161	36,115

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVI3		ACVMV1		ACVU1		DVSCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,931	2,954	12,770	13,916	(859)	(4)	1,830	11,391
Realized gain (loss) on investments	12,918	25,335	191,508	93,651	1,347	13,116	342,303	125,416
Change in unrealized gain (loss) on investments	(26,751)	10,127	(40,348)	316,534	(1,674)	(960)	(393,520)	560,846
Reinvested capital gains	-	-	109,437	27,586	-	-	127,835	27,653

Net increase (decrease) in contract owners’ equity resulting from operations	(10,902)	38,416	273,367	451,687	(1,186)	12,152	78,448	725,306

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,695	15,562	43,956	45,224	(529)	1,866	53,577	85,241
Transfers between funds	(14,269)	(3,023)	126,073	299,293	40,461	114,617	(313,115)	322,539
Surrenders (note 6)	(9,305)	(50,349)	(85,074)	(85,862)	(808)	(18,626)	(60,355)	(188,259)
Death Benefits (note 4)	-	-	(837)	-	-	-	(19,312)	-
Net policy repayments (loans) (note 5)	40	102	(42,888)	(37,699)	(142)	(1,205)	(72,058)	(53,520)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(29)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,306)	(4,007)	(63,104)	(68,800)	(1,402)	(3,584)	(95,724)	(95,105)
Asset charges (note 3):
MSP contracts	-	-	(656)	(505)	-	-	(1,600)	(1,435)
SL contracts or LSFP contracts	(707)	(748)	(55)	(39)	(14)	(62)	(820)	(819)
Adjustments to maintain reserves	(2)	(8)	18	(10)	52	(16)	42	2

Net equity transactions	(22,854)	(42,471)	(22,567)	151,602	37,618	92,990	(509,394)	68,644

Net change in contract owners’ equity	(33,756)	(4,055)	250,800	603,289	36,432	105,142	(430,946)	793,950
Contract owners’ equity beginning of period	205,643	209,698	1,928,977	1,325,688	185,678	80,536	2,585,388	1,791,438

Contract owners’ equity end of period	$171,887	205,643	2,179,777	1,928,977	222,110	185,678	2,154,442	2,585,388

CHANGES IN UNITS:
Beginning units	10,941	13,657	85,896	76,468	10,891	6,088	98,177	95,136
Units purchased	255	925	6,734	18,902	1,667	7,890	4,461	19,586
Units redeemed	(1,518)	(3,641)	(8,862)	(9,474)	(630)	(3,087)	(24,554)	(16,545)

Ending units	9,678	10,941	83,768	85,896	11,928	10,891	78,084	98,177

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DCAP		DSC		DGI		FVCA2P
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$65,531	72,768	(1,939)	(2,566)	4,356	5,638	2,360	1,652
Realized gain (loss) on investments	231,444	398,563	80,400	77,674	116,439	30,943	(1,665)	5,178
Change in unrealized gain (loss) on investments	(84,015)	453,934	(89,160)	104,553	15,466	399,147	(32,976)	11,652
Reinvested capital gains	128,531	11,946	-	-	-	-	30,607	4,650

Net increase (decrease) in contract owners’ equity resulting from operations	341,491	937,211	(10,699)	179,661	136,261	435,728	(1,674)	23,132

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	147,379	176,064	13,087	16,822	56,743	64,082	4,537	3,929
Transfers between funds	(41,310)	(442,612)	(280,728)	43,644	21,379	11,465	(12)	1,717
Surrenders (note 6)	(361,262)	(409,797)	(14,660)	(8,672)	(121,425)	(107,018)	-	(550)
Death Benefits (note 4)	-	(19,715)	-	-	(31,642)	-	-	-
Net policy repayments (loans) (note 5)	(21,839)	(58,994)	9,513	(15,046)	15,177	22,385	460	(1,600)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(213,488)	(237,289)	(23,566)	(31,590)	(92,120)	(95,869)	(3,547)	(5,174)
Asset charges (note 3):
MSP contracts	(1,653)	(1,557)	(115)	(46)	(799)	(786)	-	-
SL contracts or LSFP contracts	(2,053)	(2,418)	(50)	(46)	(710)	(624)	(247)	(222)
Adjustments to maintain reserves	(4)	49	23	14	32	(19)	19	(18)

Net equity transactions	(494,230)	(996,269)	(296,496)	5,080	(153,365)	(106,384)	1,210	(1,918)

Net change in contract owners’ equity	(152,739)	(59,058)	(307,195)	184,741	(17,104)	329,344	(464)	21,214
Contract owners’ equity beginning of period	5,025,341	5,084,399	608,716	423,975	1,588,414	1,259,070	161,926	140,712

Contract owners’ equity end of period	$4,872,602	5,025,341	301,521	608,716	1,571,310	1,588,414	161,462	161,926

CHANGES IN UNITS:
Beginning units	212,115	257,978	28,819	29,707	70,468	75,494	8,972	9,069
Units purchased	11,285	12,631	923	4,391	5,327	6,162	315	476
Units redeemed	(31,442)	(58,494)	(15,637)	(5,279)	(12,722)	(11,188)	(226)	(573)

Ending units	191,958	212,115	14,105	28,819	63,073	70,468	9,061	8,972

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FQB		FEIP		FHIP		FAMP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$48,758	70,615	959,835	808,274	378,321	441,578	113,107	115,695
Realized gain (loss) on investments	3,439	9,252	135,092	913,978	532,867	572,630	230,351	228,364
Change in unrealized gain (loss) on investments	(2,921)	(75,920)	1,732,780	5,664,905	(838,853)	(553,451)	(280,760)	1,363,254
Reinvested capital gains	-	-	594,601	2,771,326	-	-	598,481	29,748

Net increase (decrease) in contract owners’ equity resulting from operations	49,276	3,947	3,422,308	10,158,483	72,335	460,757	661,179	1,737,061

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	30,280	34,465	1,519,924	1,648,437	20,775	59,597	468,210	429,226
Transfers between funds	(112,875)	(130,448)	(749,562)	(574,334)	(526,138)	(311,665)	155,266	38,736
Surrenders (note 6)	(185,277)	(147,568)	(3,281,240)	(3,159,667)	(401,261)	(378,093)	(792,434)	(1,064,639)
Death Benefits (note 4)	(28,172)	(145,174)	(593,834)	(718,199)	(65,169)	(109,256)	(98,867)	(220,557)
Net policy repayments (loans) (note 5)	11,282	(19,783)	472,128	389,528	(112,888)	(80,965)	92,418	242,135
Deductions for surrender charges (note 2d)	-	-	(188)	(135)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(69,703)	(83,810)	(2,284,845)	(2,357,910)	(318,604)	(367,125)	(669,653)	(690,101)
Asset charges (note 3):
MSP contracts	(1,037)	(1,887)	(22,125)	(21,779)	(6,215)	(6,256)	(3,809)	(3,836)
SL contracts or LSFP contracts	(245)	(476)	(5,692)	(5,994)	(3,492)	(3,709)	(1,660)	(952)
Adjustments to maintain reserves	17	(2)	3,186	5,614	112	312	1,757	595

Net equity transactions	(355,730)	(494,683)	(4,942,248)	(4,794,439)	(1,412,880)	(1,197,160)	(848,772)	(1,269,393)

Net change in contract owners’ equity	(306,454)	(490,736)	(1,519,940)	5,364,044	(1,340,545)	(736,403)	(187,593)	467,668
Contract owners’ equity beginning of period	1,574,553	2,065,289	44,229,210	38,865,166	8,390,545	9,126,948	12,697,109	12,229,441

Contract owners’ equity end of period	$1,268,099	1,574,553	42,709,270	44,229,210	7,050,000	8,390,545	12,509,516	12,697,109

CHANGES IN UNITS:
Beginning units	94,617	124,241	767,539	880,660	257,480	291,771	354,922	389,255
Units purchased	2,674	8,790	35,585	41,885	4,256	7,338	28,385	29,580
Units redeemed	(23,449)	(38,414)	(126,154)	(155,006)	(54,865)	(41,629)	(49,652)	(63,913)

Ending units	73,842	94,617	676,970	767,539	206,871	257,480	333,655	354,922

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FNRS2		FF10S		FF20S		FF30S
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,963	4,623	4,988	4,512	13,155	13,088	10,634	12,362
Realized gain (loss) on investments	306,374	237,322	12,729	7,058	42,419	46,448	76,822	47,097
Change in unrealized gain (loss) on investments	(753,406)	281,565	(7,472)	30,228	(32,098)	88,417	(64,132)	145,333
Reinvested capital gains	31,221	15,898	6,464	4,521	20,328	15,564	23,984	16,672

Net increase (decrease) in contract owners’ equity resulting from operations	(412,848)	539,408	16,709	46,319	43,804	163,517	47,308	221,464

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	120,817	138,339	12,586	25,358	25,260	24,699	62,000	81,646
Transfers between funds	277,026	(27,768)	36,600	10,629	97,061	6,411	14,475	(6,059)
Surrenders (note 6)	(180,543)	(179,155)	(4,727)	(28,824)	(78,781)	(108,542)	(59,883)	(96,927)
Death Benefits (note 4)	(25,249)	(22,753)	(22,738)	-	-	-	(3,056)	(12,745)
Net policy repayments (loans) (note 5)	9,537	20,248	26,512	3,968	3,662	(2,505)	(31,566)	17,040
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(9)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(180,258)	(182,318)	(18,131)	(19,548)	(44,497)	(47,003)	(61,276)	(65,547)
Asset charges (note 3):
MSP contracts	(1,222)	(834)	(550)	(588)	(623)	(574)	(71)	(64)
SL contracts or LSFP contracts	(629)	(671)	-	-	-	-	-	-
Adjustments to maintain reserves	(41)	33	(2)	9	12	(13)	9	11

Net equity transactions	19,438	(254,879)	29,550	(8,996)	2,094	(127,527)	(79,377)	(82,645)

Net change in contract owners’ equity	(393,410)	284,529	46,259	37,323	45,898	35,990	(32,069)	138,819
Contract owners’ equity beginning of period	2,685,617	2,401,088	403,456	366,133	1,169,016	1,133,026	1,241,846	1,103,027

Contract owners’ equity end of period	$2,292,207	2,685,617	449,715	403,456	1,214,914	1,169,016	1,209,777	1,241,846

CHANGES IN UNITS:
Beginning units	123,779	136,737	24,584	25,198	69,351	77,596	71,020	76,179
Units purchased	17,448	12,535	5,311	2,958	8,648	3,523	7,259	6,874
Units redeemed	(19,652)	(25,493)	(3,464)	(3,572)	(8,851)	(11,768)	(12,007)	(12,033)

Ending units	121,575	123,779	26,431	24,584	69,148	69,351	66,272	71,020

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FGP		FHIPR		FIGBS		FMCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(233,365)	(153,687)	195,299	191,968	35,749	62,767	(28,762)	(7,555)
Realized gain (loss) on investments	1,265,443	(255,789)	45,927	45,493	(39,110)	30,221	476,868	223,482
Change in unrealized gain (loss) on investments	5,222,802	16,953,537	(218,406)	(49,850)	143,429	(234,078)	(170,327)	1,133,823
Reinvested capital gains	-	37,274	-	-	1,105	43,544	197,053	990,196

Net increase (decrease) in contract owners’ equity resulting from operations	6,254,880	16,581,335	22,820	187,611	141,173	(97,546)	474,832	2,339,946

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,472,664	2,656,764	448,634	480,517	78,810	129,203	240,116	261,846
Transfers between funds	237,812	(694,418)	(58,741)	(100,612)	(1,208,081)	(355,177)	126,579	(74,977)
Surrenders (note 6)	(4,424,565)	(3,449,421)	(330,386)	(335,291)	(226,018)	(265,519)	(456,001)	(682,383)
Death Benefits (note 4)	(497,720)	(590,895)	(57,334)	(59,193)	(4,993)	(34,895)	(10,747)	(1,463)
Net policy repayments (loans) (note 5)	570,099	469,330	252,478	158,295	75,387	26,627	(4,573)	161,593
Deductions for surrender charges (note 2d)	(179)	(365)	-	(6)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,228,943)	(3,250,793)	(316,519)	(332,609)	(119,922)	(155,628)	(334,966)	(341,016)
Asset charges (note 3):
MSP contracts	(15,854)	(14,532)	(1,958)	(1,921)	(1,831)	(1,967)	(1,552)	(1,419)
SL contracts or LSFP contracts	(11,724)	(10,659)	-	-	(404)	(708)	(951)	(1,086)
Adjustments to maintain reserves	2,855	4,560	(10)	-	12	(2)	(19)	73

Net equity transactions	(4,895,555)	(4,880,429)	(63,836)	(190,820)	(1,407,040)	(658,066)	(442,114)	(678,832)

Net change in contract owners’ equity	1,359,325	11,700,906	(41,016)	(3,209)	(1,265,867)	(755,612)	32,718	1,661,114
Contract owners’ equity beginning of period	60,779,481	49,078,575	3,658,147	3,661,356	3,461,858	4,217,470	8,540,926	6,879,812

Contract owners’ equity end of period	$62,138,806	60,779,481	3,617,131	3,658,147	2,195,991	3,461,858	8,573,644	8,540,926

CHANGES IN UNITS:
Beginning units	1,096,597	1,208,074	247,587	261,159	230,006	273,385	219,649	239,445
Units purchased	68,758	66,292	45,864	50,097	10,768	11,131	16,637	15,883
Units redeemed	(146,948)	(177,769)	(50,295)	(63,669)	(102,504)	(54,510)	(27,803)	(35,679)

Ending units	1,018,407	1,096,597	243,156	247,587	138,270	230,006	208,483	219,649

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FOP		FOSR		FVSS		FTVIS2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$44,301	50,706	33,628	35,316	3,275	2,622	98,510	90,626
Realized gain (loss) on investments	147,817	98,274	289,500	(148,624)	153,128	262,503	60,798	30,036
Change in unrealized gain (loss) on investments	(751,010)	1,497,633	(722,316)	1,218,633	(74,669)	61,806	(79,477)	65,080
Reinvested capital gains	1,683	23,704	1,138	16,607	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(557,209)	1,670,317	(398,050)	1,121,932	81,734	326,931	79,831	185,742

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(3,014)	1,033	536,604	446,345	30,990	26,568	164,438	64,360
Transfers between funds	23,988	(44,332)	(128,042)	(153,836)	(128,512)	(310,457)	157,831	455,887
Surrenders (note 6)	(532,421)	(366,419)	(425,373)	(466,878)	(57,134)	(62,274)	(264,462)	(81,419)
Death Benefits (note 4)	(118,684)	(111,647)	(82,669)	(26,621)	(38,221)	-	(79,334)	-
Net policy repayments (loans) (note 5)	(9,249)	24,436	70,892	101,319	11,218	(8,799)	40,368	(827)
Deductions for surrender charges (note 2d)	-	-	(40)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(203,032)	(227,879)	(263,057)	(287,936)	(54,910)	(65,087)	(100,131)	(83,593)
Asset charges (note 3):
MSP contracts	(3,151)	(3,019)	(1,122)	(995)	(893)	(903)	(1,740)	(1,690)
SL contracts or LSFP contracts	(1,326)	(1,349)	(1,182)	(1,233)	(467)	(414)	-	-
Adjustments to maintain reserves	505	883	(3)	36	33	2	5	(4)

Net equity transactions	(846,384)	(728,293)	(293,992)	(389,799)	(237,896)	(421,364)	(83,025)	352,714

Net change in contract owners’ equity	(1,403,593)	942,024	(692,042)	732,133	(156,162)	(94,433)	(3,194)	538,456
Contract owners’ equity beginning of period	6,962,818	6,020,794	4,824,703	4,092,570	1,198,573	1,293,006	1,840,961	1,302,505

Contract owners’ equity end of period	$5,559,225	6,962,818	4,132,661	4,824,703	1,042,411	1,198,573	1,837,767	1,840,961

CHANGES IN UNITS:
Beginning units	225,192	246,603	279,237	307,163	51,121	71,462	116,247	93,198
Units purchased	9,827	3,732	40,031	39,854	2,502	4,668	17,178	33,694
Units redeemed	(34,446)	(25,143)	(57,566)	(67,780)	(11,921)	(25,009)	(21,972)	(10,645)

Ending units	200,573	225,192	261,702	279,237	41,702	51,121	111,453	116,247

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVRDI		FTVSVI		FTVDM2		TIF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$52,928	60,767	10,760	36,044	11,713	-	2,685	3,726
Realized gain (loss) on investments	505,565	395,342	463,181	323,252	39	-	(3,972)	(2,145)
Change in unrealized gain (loss) on investments	(236,287)	676,924	(722,622)	711,312	(67,407)	-	(18,154)	36,436
Reinvested capital gains	94,215	-	236,556	60,160	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	416,421	1,133,033	(12,125)	1,130,768	(55,655)	-	(19,441)	38,017

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	141,732	166,654	84,594	84,658	21,670	-	-	-
Transfers between funds	412,138	137,469	(437,925)	(56,122)	989,843	-	-	-
Surrenders (note 6)	(803,283)	(391,845)	(416,480)	(145,213)	(96,463)	-	(24,100)	-
Death Benefits (note 4)	-	(19,519)	-	(11,122)	-	-	-	-
Net policy repayments (loans) (note 5)	(1,675)	(42,150)	(56,193)	(19,969)	70,342	-	(4,902)	(2,490)
Deductions for surrender charges (note 2d)	-	(5)	(159)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(150,533)	(164,539)	(103,398)	(115,506)	(30,829)	-	(4,068)	(4,471)
Asset charges (note 3):
MSP contracts	(988)	(785)	(987)	(848)	(161)	-	(41)	(37)
SL contracts or LSFP contracts	(989)	(946)	(398)	(476)	(117)	-	-	-
Adjustments to maintain reserves	(10)	19	(13)	65	(4)	-	(5)	22

Net equity transactions	(403,608)	(315,647)	(930,959)	(264,533)	954,281	-	(33,116)	(6,976)

Net change in contract owners’ equity	12,813	817,386	(943,084)	866,235	898,626	-	(52,557)	31,041
Contract owners’ equity beginning of period	4,682,773	3,865,387	4,180,714	3,314,479	-	-	203,881	172,840

Contract owners’ equity end of period	$4,695,586	4,682,773	3,237,630	4,180,714	898,626	-	151,324	203,881

CHANGES IN UNITS:
Beginning units	188,022	200,895	121,642	131,056	-	-	7,507	7,807
Units purchased	8,938	16,097	4,253	5,549	103,589	-	41	46
Units redeemed	(23,328)	(28,970)	(32,157)	(14,963)	(7,968)	-	(1,266)	(346)

Ending units	173,632	188,022	93,738	121,642	95,621	-	6,282	7,507

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TIF2		FTVGI2		FTVFA2		AMTB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$23,869	-	114,927	-	4,537	13,293	30,891	44,749
Realized gain (loss) on investments	(15,415)	-	(10,377)	-	(2,771)	73	(32,374)	(29,880)
Change in unrealized gain (loss) on investments	(214,004)	-	(93,180)	-	345	(10,565)	2,647	(11,058)
Reinvested capital gains	-	-	-	-	162	20,080	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(205,550)	-	11,370	-	2,273	22,881	1,164	3,811

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	25,022	-	56,607	-	6,149	32,361	68,876	72,727
Transfers between funds	1,613,430	-	2,487,348	-	81,885	43,334	32,295	220,498
Surrenders (note 6)	(103,552)	-	(88,664)	-	(9,141)	-	(93,749)	(244,397)
Death Benefits (note 4)	-	-	-	-	(13,480)	(12,913)	(21,130)	(44,261)
Net policy repayments (loans) (note 5)	(1,304)	-	(45,738)	-	325	526	20,797	(101,628)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(28,846)	-	(68,893)	-	(13,705)	(10,424)	(97,041)	(110,365)
Asset charges (note 3):
MSP contracts	(148)	-	(1,081)	-	(345)	(307)	(4,209)	(4,241)
SL contracts or LSFP contracts	(136)	-	(159)	-	-	-	(654)	(678)
Adjustments to maintain reserves	(3)	-	2	-	-	(3)	7	20

Net equity transactions	1,504,463	-	2,339,422	-	51,688	52,574	(94,808)	(212,325)

Net change in contract owners’ equity	1,298,913	-	2,350,792	-	53,961	75,455	(93,644)	(208,514)
Contract owners’ equity beginning of period	-	-	-	-	156,427	80,972	2,869,961	3,078,475

Contract owners’ equity end of period	$1,298,913	-	2,350,792	-	210,388	156,427	2,776,317	2,869,961

CHANGES IN UNITS:
Beginning units	-	-	-	-	11,864	7,639	161,759	168,853
Units purchased	157,657	-	253,660	-	8,968	6,520	13,743	28,610
Units redeemed	(8,464)	-	(19,855)	-	(5,124)	(2,295)	(24,023)	(35,704)

Ending units	149,193	-	233,805	-	15,708	11,864	151,479	161,759

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMBP		AMTG		AMGP		AMINS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(232)	(238)	(10,514)	(10,225)	(43)	792	69	258
Realized gain (loss) on investments	1,834	961	137,054	97,923	13,864	17,042	41	30
Change in unrealized gain (loss) on investments	(3,468)	5,069	(11,018)	418,899	(27,145)	36,023	(766)	3,293
Reinvested capital gains	3,086	-	-	-	25,161	10,132	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,220	5,792	115,522	506,597	11,837	63,989	(656)	3,581

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,230	2,718	31,651	46,269	(73)	2,406	965	103
Transfers between funds	6	(21)	(45,395)	(9,752)	(47,489)	64,353	-	7,589
Surrenders (note 6)	(1,768)	-	(154,263)	(51,447)	-	(73,080)	-	(14,851)
Death Benefits (note 4)	-	-	(6,296)	(87,585)	-	-	-	-
Net policy repayments (loans) (note 5)	325	327	(19,579)	32,362	217	106	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,560)	(2,582)	(52,330)	(53,144)	(5,336)	(7,371)	(222)	(371)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	(2,924)	(2,912)	(312)	(466)	(66)	(72)
Adjustments to maintain reserves	31	(15)	131	915	(8)	30	(7)	6

Net equity transactions	(1,736)	427	(249,005)	(125,294)	(53,001)	(14,022)	670	(7,596)

Net change in contract owners’ equity	(516)	6,219	(133,483)	381,303	(41,164)	49,967	14	(4,015)
Contract owners’ equity beginning of period	38,850	32,631	2,048,059	1,666,756	209,332	159,365	19,541	23,556

Contract owners’ equity end of period	$38,334	38,850	1,914,576	2,048,059	168,168	209,332	19,555	19,541

CHANGES IN UNITS:
Beginning units	1,813	1,601	126,682	134,482	10,511	10,255	1,213	1,723
Units purchased	443	495	4,684	4,045	43	3,503	60	538
Units redeemed	(317)	(283)	(20,339)	(11,845)	(3,036)	(3,247)	(18)	(1,048)

Ending units	1,939	1,813	111,027	126,682	7,518	10,511	1,255	1,213

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMMCGS		AMTP		AMRS		AMFAS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	18,100	28,500	182	226	(968)	(707)
Realized gain (loss) on investments	74	72	169,765	125,568	375	(869)	14,282	8,879
Change in unrealized gain (loss) on investments	(6,335)	3,183	100,096	604,706	2,166	9,242	(28,143)	49,028
Reinvested capital gains	7,512	-	-	-	666	-	17,565	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,251	3,255	287,961	758,774	3,389	8,599	2,736	57,200

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	226	43	59,008	60,463	-	(13)	5,118	4,277
Transfers between funds	-	12,654	(185,201)	3,590	-	(10,637)	25,858	33,038
Surrenders (note 6)	-	-	(89,727)	(238,961)	-	-	(15,684)	(318)
Death Benefits (note 4)	-	-	(440)	(10,979)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	2,762	414	-	10,290	1,527	566
Deductions for surrender charges (note 2d)	-	-	(158)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(374)	(284)	(51,734)	(58,564)	(3,111)	(3,328)	(6,931)	(5,805)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	(36)	(92)
SL contracts or LSFP contracts	(56)	(40)	(11,427)	(10,469)	(80)	(88)	(30)	(44)
Adjustments to maintain reserves	(24)	17	235	604	(15)	7	5	20

Net equity transactions	(228)	12,390	(276,682)	(253,902)	(3,206)	(3,769)	9,827	31,642

Net change in contract owners’ equity	1,023	15,645	11,279	504,872	183	4,830	12,563	88,842
Contract owners’ equity beginning of period	17,301	1,656	3,097,535	2,592,663	26,871	22,041	187,124	98,282

Contract owners’ equity end of period	$18,324	17,301	3,108,814	3,097,535	27,054	26,871	199,687	187,124

CHANGES IN UNITS:
Beginning units	537	68	105,356	114,677	1,376	1,543	9,188	6,998
Units purchased	7	480	2,609	3,225	-	695	2,611	2,577
Units redeemed	(14)	(11)	(11,351)	(12,546)	(156)	(862)	(2,238)	(387)

Ending units	530	537	96,614	105,356	1,220	1,376	9,561	9,188

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMSRS		OVMS		OVB		OVGS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,034)	1,760	90,621	108,174	171,923	233,713	151,141	118,800
Realized gain (loss) on investments	46,820	41,333	(67,395)	(143,790)	(631,289)	(189,438)	712,615	567,488
Change in unrealized gain (loss) on investments	26,509	144,460	421,874	737,509	741,020	(73,732)	(1,488,890)	2,631,265
Reinvested capital gains	-	-	-	-	-	-	1,046,481	-

Net increase (decrease) in contract owners’ equity resulting from operations	72,295	187,553	445,100	701,893	281,654	(29,457)	421,347	3,317,553

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	23,096	16,901	263,771	288,868	191,913	242,396	399,178	(51)
Transfers between funds	(21,929)	247,886	(28,922)	(32,568)	879,940	88,911	8,743,161	(249,561)
Surrenders (note 6)	(30,666)	(73,198)	(365,960)	(382,217)	(2,441,550)	(379,352)	(1,048,798)	(699,057)
Death Benefits (note 4)	-	-	(172,531)	(219,540)	(25,555)	(88,354)	(159,870)	(121,403)
Net policy repayments (loans) (note 5)	(18,954)	(4,657)	240,361	123,031	50,605	114,290	19,017	(153,825)
Deductions for surrender charges (note 2d)	-	-	-	-	-	(6)	(76)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(30,193)	(24,402)	(341,260)	(365,496)	(255,502)	(293,941)	(766,478)	(497,288)
Asset charges (note 3):
MSP contracts	(149)	(134)	(3,837)	(3,704)	(3,916)	(4,078)	(9,703)	(8,135)
SL contracts or LSFP contracts	(66)	(49)	(473)	(514)	(584)	(777)	(3,087)	(2,213)
Adjustments to maintain reserves	4	1	815	446	628	(46)	626	5,532

Net equity transactions	(78,857)	162,348	(408,036)	(591,694)	(1,604,021)	(320,957)	7,173,970	(1,726,001)

Net change in contract owners’ equity	(6,562)	349,901	37,064	110,199	(1,322,367)	(350,414)	7,595,317	1,591,552
Contract owners’ equity beginning of period	797,846	447,945	6,044,426	5,934,227	4,996,487	5,346,901	14,920,878	13,329,326

Contract owners’ equity end of period	$791,284	797,846	6,081,490	6,044,426	3,674,120	4,996,487	22,516,195	14,920,878

CHANGES IN UNITS:
Beginning units	31,752	24,432	197,883	225,752	235,134	255,265	269,140	306,647
Units purchased	2,020	12,310	13,074	14,355	12,833	25,973	353,602	2,699
Units redeemed	(5,124)	(4,990)	(27,855)	(42,224)	(79,412)	(46,104)	(244,750)	(40,206)

Ending units	28,648	31,752	183,102	197,883	168,555	235,134	377,992	269,140

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGI		OVSC		OVAG		OVSB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$5,224	7,675	4,988	5,367	(6,962)	(6,160)	7,519	8,333
Realized gain (loss) on investments	169,193	118,180	185,507	116,200	119,663	50,327	(1,431)	(2,600)
Change in unrealized gain (loss) on investments	(68,824)	185,126	(244,830)	277,309	(78,544)	264,547	(2,005)	(6,763)
Reinvested capital gains	26,193	-	182,782	15,987	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	131,786	310,981	128,447	414,863	34,157	308,714	4,083	(1,030)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	33,144	45,386	32,525	38,067	46,701	56,225	18,421	16,315
Transfers between funds	72,968	5,104	(217,804)	354,744	35,179	(29,293)	51,405	30,691
Surrenders (note 6)	20,127	(188,522)	(84,757)	(94,319)	(66,523)	(64,073)	(24,542)	(26,584)
Death Benefits (note 4)	(57)	-	(5,945)	-	(14,009)	(8,225)	(137)	-
Net policy repayments (loans) (note 5)	(7,506)	72,789	6,549	17,891	13,321	12,671	7,559	5,065
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(46,935)	(52,114)	(51,670)	(56,973)	(86,158)	(101,807)	(11,635)	(10,833)
Asset charges (note 3):
MSP contracts	(2,605)	(2,220)	(763)	(360)	(214)	(270)	(227)	(211)
SL contracts or LSFP contracts	(304)	(259)	(127)	(138)	(172)	(150)	(71)	(124)
Adjustments to maintain reserves	(10)	(7)	(26)	31	(17)	9	(5)	607

Net equity transactions	68,822	(119,843)	(322,018)	258,943	(71,892)	(134,913)	40,768	14,926

Net change in contract owners’ equity	200,608	191,138	(193,571)	673,806	(37,735)	173,801	44,851	13,896
Contract owners’ equity beginning of period	1,262,553	1,071,415	1,527,646	853,840	1,099,907	926,106	179,522	165,626

Contract owners’ equity end of period	$1,463,161	1,262,553	1,334,075	1,527,646	1,062,172	1,099,907	224,373	179,522

CHANGES IN UNITS:
Beginning units	81,288	90,490	45,529	35,783	123,702	140,680	17,746	16,283
Units purchased	14,290	14,300	3,546	14,918	13,779	9,175	8,400	5,193
Units redeemed	(9,727)	(23,502)	(13,435)	(5,172)	(23,213)	(26,153)	(4,474)	(3,730)

Ending units	85,851	81,288	35,640	45,529	114,268	123,702	21,672	17,746

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVAAA		PMVRSA		PMVFBA		PMVLDA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$18,206	22,047	(113)	-	5,577	7,328	13,275	22,446
Realized gain (loss) on investments	(19,531)	7,766	(16,970)	-	(36,973)	(8,924)	6,035	11,625
Change in unrealized gain (loss) on investments	4,856	(30,403)	(1,120)	-	26,940	(44,455)	(9,269)	(47,621)
Reinvested capital gains	-	-	-	-	1,004	5,574	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,531	(590)	(18,203)	-	(3,452)	(40,477)	10,041	(13,550)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	11,408	9,079	120	-	12,425	14,779	38,732	46,732
Transfers between funds	(276,368)	(235,705)	43,665	-	(155,892)	8,179	(224,608)	(191,000)
Surrenders (note 6)	(12,379)	(2,180)	-	-	(105,800)	(47,383)	(108,798)	(201,525)
Death Benefits (note 4)	-	-	-	-	-	(2,456)	-	(14,743)
Net policy repayments (loans) (note 5)	4,586	2,983	(20,559)	-	60,801	17,395	76,223	(26,268)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(16,116)	(16,811)	(596)	-	(17,417)	(23,602)	(61,666)	(68,231)
Asset charges (note 3):
MSP contracts	-	-	-	-	(46)	(159)	(3,469)	(3,675)
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	1	2	5	-	6	18	(62)	50

Net equity transactions	(288,868)	(242,632)	22,635	-	(205,923)	(33,229)	(283,648)	(458,660)

Net change in contract owners’ equity	(285,337)	(243,222)	4,432	-	(209,375)	(73,706)	(273,607)	(472,210)
Contract owners’ equity beginning of period	498,218	741,440	-	-	550,855	624,561	1,940,996	2,413,206

Contract owners’ equity end of period	$212,881	498,218	4,432	-	341,480	550,855	1,667,389	1,940,996

CHANGES IN UNITS:
Beginning units	46,752	69,393	-	-	43,871	46,261	159,225	196,950
Units purchased	1,674	3,057	3,298	-	2,322	4,972	11,939	5,988
Units redeemed	(28,432)	(25,698)	(2,700)	-	(18,956)	(7,362)	(35,050)	(43,713)

Ending units	19,994	46,752	598	-	27,237	43,871	136,114	159,225

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVTRA		PVGIB		PVTIGB		PVTVB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$18,982	23,664	1,011	2,294	989	2,206	1,455	1,079
Realized gain (loss) on investments	(31,016)	(14,554)	6,462	24,534	23,137	9,371	32,264	69,398
Change in unrealized gain (loss) on investments	55,857	(57,331)	10,585	14,624	(43,664)	51,704	(2,663)	92,770
Reinvested capital gains	-	10,958	-	-	-	-	10,149	-

Net increase (decrease) in contract owners’ equity resulting from operations	43,823	(37,263)	18,058	41,452	(19,538)	63,281	41,205	163,247

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	30,373	78,192	6,840	3,693	8,772	18,145	13,183	16,433
Transfers between funds	(157,814)	(22,946)	94,277	15,595	(2,371)	28,733	(36,448)	4,920
Surrenders (note 6)	(77,152)	(153,251)	(4,678)	(10,839)	(3,006)	(9,121)	(14,263)	(31,711)
Death Benefits (note 4)	-	-	-	-	-	-	-	(2,916)
Net policy repayments (loans) (note 5)	(89,300)	(15,671)	(10,847)	177	2,354	(25,091)	(18,106)	7,390
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,561)	(65,974)	(9,807)	(8,236)	(14,492)	(14,395)	(20,184)	(20,564)
Asset charges (note 3):
MSP contracts	-	-	(65)	(5)	-	-	(156)	(185)
SL contracts or LSFP contracts	-	-	(9)	(8)	(25)	(24)	(16)	(7)
Adjustments to maintain reserves	(80)	62	16	12	(16)	25	(6)	(2)

Net equity transactions	(338,534)	(179,588)	75,727	389	(8,784)	(1,728)	(75,996)	(26,642)

Net change in contract owners’ equity	(294,711)	(216,851)	93,785	41,841	(28,322)	61,553	(34,791)	136,605
Contract owners’ equity beginning of period	1,250,741	1,467,592	135,373	93,532	301,028	239,475	512,604	375,999

Contract owners’ equity end of period	$956,030	1,250,741	229,158	135,373	272,706	301,028	477,813	512,604

CHANGES IN UNITS:
Beginning units	116,742	133,615	6,448	6,023	13,833	14,023	22,000	23,071
Units purchased	9,000	12,322	4,432	1,270	824	3,302	783	2,534
Units redeemed	(39,723)	(29,195)	(981)	(845)	(1,139)	(3,492)	(4,011)	(3,605)

Ending units	86,019	116,742	9,899	6,448	13,518	13,833	18,772	22,000

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACEG		AVBVI		AVMCCI		RVARS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(118)	(28)	78	88	(127)	(3)	(35)	(98)
Realized gain (loss) on investments	2,508	190	457	4,198	635	223	2	(579)
Change in unrealized gain (loss) on investments	3,165	4,741	(161)	(700)	(2,838)	148	319	-
Reinvested capital gains	-	-	-	-	3,486	90	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,555	4,903	374	3,586	1,156	458	286	(677)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,276	569	-	618	996	56	39	20
Transfers between funds	44,634	8,688	(96)	(765)	30,881	1,271	6,417	1,894
Surrenders (note 6)	-	(290)	-	(11,522)	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	497	8	-	-	(691)	-	7	(697)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,692)	(1,020)	(1,246)	(1,409)	(2,674)	(549)	(68)	(252)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	(88)	-	(29)	(54)	-	-	-	-
Adjustments to maintain reserves	(5)	8	7	-	(1)	(2)	1	-

Net equity transactions	42,622	7,963	(1,364)	(13,132)	28,511	776	6,396	965

Net change in contract owners’ equity	48,177	12,866	(990)	(9,546)	29,667	1,234	6,682	288
Contract owners’ equity beginning of period	24,712	11,846	6,314	15,860	1,234	-	288	-

Contract owners’ equity end of period	$72,889	24,712	5,324	6,314	30,901	1,234	6,970	288

CHANGES IN UNITS:
Beginning units	1,827	1,220	306	1,028	96	-	29	-
Units purchased	4,018	698	-	34	2,470	146	650	139
Units redeemed	(894)	(91)	(64)	(756)	(252)	(50)	(7)	(110)

Ending units	4,951	1,827	242	306	2,314	96	672	29

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TRHS2		TRLT2		VWBF		VWEM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(23,603)	(16,399)	370	1,241	65,424	26,928	1,301	69,154
Realized gain (loss) on investments	970,334	289,431	(28)	(1,971)	(52,584)	2,635	196,243	421,232
Change in unrealized gain (loss) on investments	(149,737)	853,317	(205)	280	(115,386)	(206,033)	(989,734)	203,931
Reinvested capital gains	393,438	179,068	-	-	121,213	307	741,472	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,190,432	1,305,417	137	(450)	18,667	(176,163)	(50,718)	694,317

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	244,112	208,734	603	2,506	58,674	57,159	111,896	136,751
Transfers between funds	151,727	1,002,068	3,563	(94,252)	27,824	(5,875)	118,911	(184,736)
Surrenders (note 6)	(178,243)	(140,909)	-	(5,045)	(88,551)	(146,944)	(512,594)	(343,293)
Death Benefits (note 4)	(6,584)	(18,691)	-	-	-	(14,447)	(2,187)	(10,734)
Net policy repayments (loans) (note 5)	(84,216)	(63,095)	-	-	19,035	2,887	18,793	(9,018)
Deductions for surrender charges (note 2d)	-	-	-	-	-	(13)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(237,419)	(159,503)	(317)	(1,728)	(82,342)	(88,212)	(258,352)	(279,821)
Asset charges (note 3):
MSP contracts	(4,462)	(2,964)	-	-	(775)	(916)	(2,264)	(2,156)
SL contracts or LSFP contracts	-	-	(110)	(304)	(131)	(123)	(2,487)	(2,543)
Adjustments to maintain reserves	(9)	(185)	(6)	3	(5)	(40)	(20)	6

Net equity transactions	(115,094)	825,455	3,733	(98,820)	(66,271)	(196,524)	(528,304)	(695,544)

Net change in contract owners’ equity	1,075,338	2,130,872	3,870	(99,270)	(47,604)	(372,687)	(579,022)	(1,227)
Contract owners’ equity beginning of period	4,404,362	2,273,490	33,480	132,750	1,451,379	1,824,066	6,487,105	6,488,332

Contract owners’ equity end of period	$5,479,700	4,404,362	37,350	33,480	1,403,775	1,451,379	5,908,083	6,487,105

CHANGES IN UNITS:
Beginning units	193,626	149,737	2,608	10,329	61,223	69,088	211,949	236,690
Units purchased	15,835	66,510	324	195	3,886	4,830	13,013	8,511
Units redeemed	(25,038)	(22,621)	(34)	(7,916)	(6,709)	(12,695)	(30,149)	(33,252)

Ending units	184,423	193,626	2,898	2,608	58,400	61,223	194,813	211,949

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VWHA		WRASP		WRHIP		WRMCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(34,729)	10,506	(126)	21,389	33,600	38,365	(1,666)	(1,622)
Realized gain (loss) on investments	181,518	436,069	96,383	173,415	31,266	31,217	42,543	37,783
Change in unrealized gain (loss) on investments	(1,491,763)	123,772	(651,101)	422,205	(50,878)	12,031	(37,476)	36,417
Reinvested capital gains	-	155,183	387,871	-	5,816	-	19,055	7,573

Net increase (decrease) in contract owners’ equity resulting from operations	(1,344,974)	725,530	(166,973)	617,009	19,804	81,613	22,456	80,151

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	187,223	341,414	86,089	103,635	25,988	78,455	8,096	40,508
Transfers between funds	(141,604)	(709,916)	(4,964)	(67,141)	356,958	198,842	(2,559)	80,156
Surrenders (note 6)	(455,290)	(387,359)	(137,408)	(377,357)	(591,950)	(27,362)	(23,350)	(7,569)
Death Benefits (note 4)	(156,068)	(112,542)	(46,326)	(475)	(12)	-	-	-
Net policy repayments (loans) (note 5)	138,669	7,134	68,130	(20,545)	(94,334)	(13,033)	(8,693)	91
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(293,142)	(324,379)	(96,558)	(93,766)	(48,046)	(39,424)	(7,871)	(8,499)
Asset charges (note 3):
MSP contracts	(4,042)	(4,099)	(1,514)	(1,664)	-	-	-	-
SL contracts or LSFP contracts	(803)	(803)	-	-	-	-	-	-
Adjustments to maintain reserves	(2,995)	1,549	6	19	(2)	(3)	(2)	(3)

Net equity transactions	(728,052)	(1,189,001)	(132,545)	(457,294)	(351,398)	197,475	(34,379)	104,684

Net change in contract owners’ equity	(2,073,026)	(463,471)	(299,518)	159,715	(331,594)	279,088	(11,923)	184,835
Contract owners’ equity beginning of period	7,629,688	8,093,159	3,030,516	2,870,801	1,055,212	776,124	355,591	170,756

Contract owners’ equity end of period	$5,556,662	7,629,688	2,730,998	3,030,516	723,618	1,055,212	343,668	355,591

CHANGES IN UNITS:
Beginning units	145,762	170,000	172,375	203,310	88,301	71,390	27,179	16,870
Units purchased	8,441	7,871	12,585	11,025	3,447	24,578	1,665	11,987
Units redeemed	(21,983)	(32,109)	(20,145)	(41,960)	(32,008)	(7,667)	(4,363)	(1,678)

Ending units	132,220	145,762	164,815	172,375	59,740	88,301	24,481	27,179

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SVDF		SVOF		WFVSCG		OVGS3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(6,508)	(6,806)	(8,313)	(6,779)	(2,159)	(2,539)	(15,526)	71,114
Realized gain (loss) on investments	33,188	117,806	83,822	167,730	66,193	18,477	2,806,380	27,698
Change in unrealized gain (loss) on investments	(139,366)	155,594	68,302	244,660	(118,348)	144,923	(2,787,257)	1,866,555
Reinvested capital gains	112,587	26,398	-	-	34,913	27,056	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(99)	292,992	143,811	405,611	(19,401)	187,917	3,597	1,965,367

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,313	3,487	19,449	6,902	14,789	14,033	203,857	591,584
Transfers between funds	10,512	81,126	(4,638)	(194,196)	(201,616)	150,842	(9,092,866)	250,902
Surrenders (note 6)	(27,702)	(45,640)	(58,434)	(138,626)	(24,324)	(65,319)	(196,042)	(752,302)
Death Benefits (note 4)	-	(32,371)	-	(122,252)	-	(1,454)	(12,643)	(53,284)
Net policy repayments (loans) (note 5)	72	(17,561)	(2,767)	23,439	12,419	(539)	88,809	247,521
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,547)	(17,839)	(50,241)	(49,605)	(19,949)	(22,340)	(157,034)	(471,832)
Asset charges (note 3):
MSP contracts	-	-	-	-	(132)	(58)	(378)	(1,183)
SL contracts or LSFP contracts	(669)	(587)	(2,218)	(2,105)	-	-	(392)	(1,504)
Adjustments to maintain reserves	8	4	1,068	2,815	(5)	(13)	2	25

Net equity transactions	(31,013)	(29,381)	(97,781)	(473,628)	(218,818)	75,152	(9,166,687)	(190,073)

Net change in contract owners’ equity	(31,112)	263,611	46,030	(68,017)	(238,219)	263,069	(9,163,090)	1,775,294
Contract owners’ equity beginning of period	850,864	587,253	1,526,748	1,594,765	601,046	337,977	9,163,090	7,387,796

Contract owners’ equity end of period	$819,752	850,864	1,572,778	1,526,748	362,827	601,046	-	9,163,090

CHANGES IN UNITS:
Beginning units	23,406	23,267	54,766	80,184	23,802	20,028	463,067	473,187
Units purchased	1,028	4,244	875	888	1,553	9,269	16,621	74,808
Units redeemed	(1,734)	(4,105)	(3,408)	(26,306)	(10,642)	(5,495)	(479,688)	(84,928)

Ending units	22,700	23,406	52,233	54,766	14,713	23,802	-	463,067

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVDM3		TIF3		FTVGI3		HIBF3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,638)	16,939	(2,400)	20,890	(3,671)	106,604	27,758	86,851
Realized gain (loss) on investments	(32,075)	19,441	289,158	75,602	(27,371)	89,230	16,907	27,491
Change in unrealized gain (loss) on investments	3,257	(62,224)	(254,632)	155,443	50,171	(185,287)	(1,703)	(19,608)
Reinvested capital gains	-	-	-	-	-	31,051	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(30,456)	(25,844)	32,126	251,935	19,129	41,598	42,962	94,734

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	9,103	34,026	13,018	42,997	29,425	104,367	29,427	68,783
Transfers between funds	(1,017,316)	(59,903)	(1,432,504)	311,213	(2,345,317)	47,849	(1,472,263)	(318,305)
Surrenders (note 6)	(6,091)	(57,451)	(101,021)	(59,862)	(12,913)	(932,275)	(12,367)	(59,191)
Death Benefits (note 4)	(1,608)	(2,885)	-	(2,908)	(46,892)	(16,264)	-	(1,402)
Net policy repayments (loans) (note 5)	4,184	(19,937)	(1,712)	(4,878)	45,915	(35,035)	813	795
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,917)	(54,485)	(13,813)	(40,927)	(34,703)	(112,252)	(21,156)	(74,583)
Asset charges (note 3):
MSP contracts	(87)	(252)	(67)	(193)	(497)	(1,633)	(584)	(1,676)
SL contracts or LSFP contracts	(69)	(376)	(69)	(214)	(103)	(340)	(75)	(227)
Adjustments to maintain reserves	(22)	20	(16)	16	(6)	7	1	(5)

Net equity transactions	(1,027,823)	(161,243)	(1,536,184)	245,244	(2,365,091)	(945,576)	(1,476,204)	(385,811)

Net change in contract owners’ equity	(1,058,279)	(187,087)	(1,504,058)	497,179	(2,345,962)	(903,978)	(1,433,242)	(291,077)
Contract owners’ equity beginning of period	1,058,279	1,245,366	1,504,058	1,006,879	2,345,962	3,249,940	1,433,242	1,724,319

Contract owners’ equity end of period	$-	1,058,279	-	1,504,058	-	2,345,962	-	1,433,242

CHANGES IN UNITS:
Beginning units	57,765	66,989	86,109	70,559	118,045	165,597	81,707	104,831
Units purchased	832	3,621	963	23,870	1,735	13,142	1,747	6,166
Units redeemed	(58,597)	(12,845)	(87,072)	(8,320)	(119,780)	(60,694)	(83,454)	(29,290)

Ending units	-	57,765	-	86,109	-	118,045	-	81,707

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GEM3		GIG3		GVIX6		NVMIG3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$7,366	17,263	74,433	686	5,773	10,965	43,594	30,255
Realized gain (loss) on investments	(16,679)	117,111	1,134,426	112,609	82,822	(1,031)	1,554,038	173,124
Change in unrealized gain (loss) on investments	(70,685)	(128,871)	(1,140,603)	479,592	(85,971)	84,747	(1,557,674)	621,335
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(79,998)	5,503	68,256	592,887	2,624	94,681	39,958	824,714

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	34,994	126,352	45,318	160,937	1,214	5,825	52,121	189,068
Transfers between funds	(2,338,290)	(40,145)	(3,890,527)	(169)	(490,334)	2,118	(4,532,686)	(76,977)
Surrenders (note 6)	(29,568)	(136,342)	(38,028)	(239,771)	(2,323)	(123,937)	(119,696)	(336,669)
Death Benefits (note 4)	(7,835)	(6,284)	(5,439)	(44,922)	-	(9,128)	(1,471)	(38,466)
Net policy repayments (loans) (note 5)	31,344	(3,241)	(14,643)	17,429	(14,452)	(2,097)	17,058	82,520
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	(3)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(39,751)	(134,109)	(54,447)	(175,963)	(4,076)	(14,123)	(69,946)	(229,297)
Asset charges (note 3):
MSP contracts	(184)	(1,358)	(809)	(2,365)	(456)	(1,245)	(572)	(1,579)
SL contracts or LSFP contracts	(254)	(1,004)	-	-	-	-	-	-
Adjustments to maintain reserves	(7)	11	(10)	16	(7)	2	(2)	6

Net equity transactions	(2,349,551)	(196,120)	(3,958,585)	(284,808)	(510,434)	(142,585)	(4,655,194)	(411,397)

Net change in contract owners’ equity	(2,429,549)	(190,617)	(3,890,329)	308,079	(507,810)	(47,904)	(4,615,236)	413,317
Contract owners’ equity beginning of period	2,429,549	2,620,166	3,890,329	3,582,250	507,810	555,714	4,615,236	4,201,919

Contract owners’ equity end of period	$-	2,429,549	-	3,890,329	-	507,810	-	4,615,236

CHANGES IN UNITS:
Beginning units	129,754	140,359	402,159	434,159	44,038	58,370	385,573	423,936
Units purchased	3,585	10,866	6,868	35,748	145	2,539	7,044	28,101
Units redeemed	(133,339)	(21,471)	(409,027)	(67,748)	(44,183)	(16,871)	(392,617)	(66,464)

Ending units	-	129,754	-	402,159	-	44,038	-	385,573

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDIV3		ACVVS1
	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$10,729	8,419	-	-
Realized gain (loss) on investments	64,642	12,972	12,529	502
Change in unrealized gain (loss) on investments	(79,573)	65,341	(18,971)	10,856
Reinvested capital gains	-	-	5,224	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,202)	86,732	(1,218)	11,358

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	13,030	28,588	(19,303)	-
Transfers between funds	(462,717)	9,810	(31,559)	-
Surrenders (note 6)	(2,901)	(57,613)	-	-
Death Benefits (note 4)	(22,688)	-	-	-
Net policy repayments (loans) (note 5)	(4,849)	(2,892)	-	-
Deductions for surrender charges (note 2d)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,062)	(27,505)	3,260	(964)
Asset charges (note 3):
MSP contracts	(43)	(253)	-	-
SL contracts or LSFP contracts	(71)	(205)	488	(159)
Adjustments to maintain reserves	(12)	5	-	(3)

Net equity transactions	(489,313)	(50,065)	(47,114)	(1,126)

Net change in contract owners’ equity	(493,515)	36,667	(48,332)	10,232
Contract owners’ equity beginning of period	493,515	456,848	48,332	38,100

Contract owners’ equity end of period	$-	493,515	-	48,332

CHANGES IN UNITS:
Beginning units	40,107	44,955	2,561	2,628
Units purchased	1,499	6,049	-	-
Units redeemed	(41,606)	(10,897)	(2,561)	(67)

Ending units	-	40,107	-	2,561

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

(b) The Contracts

Prior to December 31, 1990, only contracts without a front-end sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

ALLIANCE BERNSTEIN FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class II (MLVGA2)

DELAWARE GROUP

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)

Value Series - Initial Class (MVFIC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

NVIT International Index Fund Class I (NVIX)

NVIT Bond Index Fund Class I (NVBX)

NVIT Cardinal Managed Growth Class I (NCPG)*

NVIT Cardinal Managed Growth and Income Class I (NCPGI)*

NVIT Investor Destinations Managed Growth Class I (IDPG)*

NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)*

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class II (GVIX2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

Loring Ward NVIT Moderate Fund - Class P (NVLMP)*

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)*

TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)*

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Managed Tail Risk Fund II: Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Contrafund(R) Portfolio - Initial Class (FCP)*

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Opportunities Portfolio - Initial Class (FGOP)*

VIP Growth Portfolio - Initial Class (FGP)

VIP High Income Portfolio - Initial Class R (FHIPR)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class R (FOSR)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

Balanced Portfolio - I Class Shares (AMBP)

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Income Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

International Growth Fund/VA - Non-Service Shares (OVIG)*

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2014

All Asset Portfolio - Administrative Class (PMVAAA)

CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT Growth & Income Fund: Class IB (PVGIB)

VT International Equity Fund: Class IB (PVTIGB)

VT Voyager Fund: Class IB (PVTVB)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)

VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

WELLS FARGO FUNDS

Advantage VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2014, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and assets charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(2) Policy Charges

(a) Deductions from Premiums

For single premium and modified single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment and flexible premium contracts, the Company deducts a premium load charge that will not exceed 6%. The 6% is comprised of a charge for premium taxes that ranges from 2.50% to 3.50% of each premium payment and a charge for the sales load that ranges from 2.50% to 3.50% of each premium payment. For flexible premium contracts, the sales load is reduced to 0.50% on any portion of the annual premium paid in excess of the annual break point premium. On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.50% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5.00% of each premium payment during the first ten years and 1.50% of each premium payment ten years and 1.50% of each premium payment thereafter.

For policies issued in New York, the Company deducts a sales load from each premium payment received not to exceed 9.50% of each premium payment during the first ten years and 6.00% of each premium payment thereafter. The Company may at its sole discretion reduce this sales loading. For the periods ended December 31, 2014 and 2013, total front-end sales charge deductions were $1,490,768 and $1,607,903, respectively and were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured contract owner.

(c) Administrative Charges

An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

Contracts issued prior to April 16, 1990:

    Purchase payments totaling less than $25,000 – $10/month

    Purchase payments totaling $25,000 or more – none

Contracts issued on or after April 16, 1990:

    Purchase payments totaling less than $25,000 – $90/year ($65/year in New York)

    Purchase payments totaling $25,000 or more – $50/year

For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5.00 (not to exceed $7.50 per month). For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5.00 per month not to exceed $7.50). Additionally, the Company deducts an increase charge when the policy’s specified amount is increased. The charge is equal $2.04 per year per $1,000 of the specified amount increase.

For modified single premium contracts, the Company deducts a monthly administrative charge equal to an annualized rate of 0.30% multiplied by the policy’s cash value to cover administrative, premium tax and deferred acquisition costs. For policy years 11 and later, this monthly charge is reduced to an annualized rate of 0.15% of the policy’s cash value. The monthly charge is subject to a $10.00 minimum.

For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the per policy charge and the per $1,000.00 basic coverage charge. For policy years one through ten, the per policy charge is $10.00. Additionally, there is a $0.04 per $1,000.00 basic coverage charge (not less than $20.00 or more than $80.00 per policy per year). For policy years eleven and after, the per policy charge is $5.00. Additionally, there is a $0.02 per $1,000 basic coverage charge (not less than $10.00 or more than $40.00 per policy per year). For policies issued in New York, the per policy charge is guaranteed not to exceed $7.50 per month in all years and there is a $0.04 per $1,000.00 basic coverage charge in policy year one only.

(d) Surrender Charges

Policy surrenders result in a withdrawal of contract value from the Account and payment of the surrender proceeds to the policy owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

For single premium contracts, the charge is a percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8.00% in the first year and declines a specified amount each year. After the ninth year, the charge is 0.00%. For single premium contracts issued on or after April 16, 1990, the charge is 8.50% in the first year, and declines a specified amount each year. After the ninth year, the charge is 0.00%. However, if a policy’s specified amount increases, the amount of the increase will have a nine-year surrender charge period.

For multiple payment contracts, last survivor flexible premium contract and flexible premium contracts, the amount charged is based upon a specified percentage of the initial specified amount and varies by issue age, sex and rate class. The charge is reduced at certain time intervals, and declines a specified amount each year. After the eighth year for flexible premium contracts, after the ninth year for multiple payment contracts and after the tenth year for last survivor contracts, the charge is 0.00%. However, if a policy’s specified amount increases, the amount of the increase will have the same nine-year surrender charge period.

For modified single premium contracts, the amount charged is based on a percentage of the original premium payment. The charge is 10.00% of the initial premium payment and declines a specified amount each year to 0.00% after the end of the ninth year.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

The charges above are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For modified single premium contracts (MSP), the Company deducts a charge equal to an annualized rate of 0.90%. For flexible premium contracts, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through nine. After the ninth year, the annualized rate is 0.80% on the first $25,000 of cash value and 0.50% on additional cash value. For last survivor flexible premium contracts (LSFP), the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels. For LSFP issued in New York, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten and 0.50% thereafter, regardless of cash value. This charge is assessed monthly by liquidating units.

For single premium contracts issued prior to April 16, 1990, the Company deducts a charge equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. For multiple payment contracts, the Company deducts a charge equal to an annualized rate of 0.80%. For flexible premium and Variable Executive Life contracts, the charge is equal to an annualized rate of 0.80% during the first ten policy years, and 0.50% thereafter. This charge is assessed through a reduction in the unit value.

The following table provides variable account charges by contract type for those charges that are assessed through a reduction in the unit value for the period ended December 31, 2014:

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Total	ALVDAA	MLVGA2	DWVSVS	DSIF

Single Premium issue prior to April 16, 1990	$3,392	-	-	-	-
Single Premium issue after to April 16, 1990	429,519	-	-	-	19,322
Multiple Payment and Flexible Premium contracts	3,082,480	33	16,261	1,222	202,439
Variable Executive Life	13,254	-	32	-	823

Total	$3,528,645	33	16,293	1,222	222,584

	DSRG	GVGMNS	IVKMG1	IVBRA1	JABS

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	1,646	-	-	-	-
Multiple Payment and Flexible Premium contracts	40,660	119	1,045	272	7,125
Variable Executive Life	-	-	-	-	-

Total	42,306	119	1,045	272	7,125

	JACAS	JAGTS	JAIGS	MIGIC	MNDIC

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	3,026	2,398	3,752	-	-
Multiple Payment and Flexible Premium contracts	15,458	6,599	18,320	1,062	1,504
Variable Executive Life	-	33	17	-	-

Total	18,484	9,030	22,089	1,062	1,504

	MVFIC	MSVFI	MSEM	MSVRE	NVIX

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	1,035	10,317	-
Multiple Payment and Flexible Premium contracts	9,573	1,328	4,578	4	13
Variable Executive Life	-	-	-	-	-

Total	9,573	1,328	5,613	10,321	13

	NVBX	NVAMV1	GVAAA2	GVABD2	GVAGG2

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	7,170	-	-	-
Multiple Payment and Flexible Premium contracts	44	32,512	10,472	4,314	8,404
Variable Executive Life	-	330	-	-	-

Total	44	40,012	10,472	4,314	8,404

	GVAGR2	GVAGI2	HIBF	GEM	GIG

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	3,906	255
Multiple Payment and Flexible Premium contracts	9,286	5,502	3,988	9,549	16,253
Variable Executive Life	22	-	-	26	64

Total	9,308	5,502	3,988	13,481	16,572

	NVNMO1	NVNSR1	NVCRA1	NVCRB1	NVCCA1

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	589	-	-	-	-
Multiple Payment and Flexible Premium contracts	75,214	711	1,920	2,264	3,951
Variable Executive Life	267	-	-	-	-

Total	76,070	711	1,920	2,264	3,951

	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	2,257
Multiple Payment and Flexible Premium contracts	5,443	6,260	3,988	886	1,751
Variable Executive Life	-	-	-	-	-

Total	5,443	6,260	3,988	886	4,008

	NVLCP1	TRF	GBF	CAF	GVIX2

Single Premium issue prior to April 16, 1990	-	186	214	-	-
Single Premium issue after to April 16, 1990	-	11,992	5,589	4,637	-
Multiple Payment and Flexible Premium contracts	1,138	292,449	26,405	76,341	1,270
Variable Executive Life	-	1,036	-	138	-

Total	1,138	305,663	32,208	81,116	1,270

	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	157	-	-	1,697	2,475
Multiple Payment and Flexible Premium contracts	12,436	643	869	2,077	16,455
Variable Executive Life	-	-	-	-	-

Total	12,593	643	869	3,774	18,930

	GVDMA	GVDMC	MCIF	SAM	NVMIG1

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	3,802	3,951	6,143	27,224	1,295
Multiple Payment and Flexible Premium contracts	23,260	15,661	25,134	72,674	15,383
Variable Executive Life	142	-	120	806	-

Total	27,204	19,612	31,397	100,704	16,678

	GVDIVI	NVMLG1	NVMLV1	NVMMG1	NVMMV2

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	1,450	184	1,608	1,005
Multiple Payment and Flexible Premium contracts	2,045	8,659	6,460	163,132	126,558
Variable Executive Life	-	-	-	317	-

Total	2,045	10,109	6,644	165,057	127,563

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	SCGF	SCVF	SCF	MSBF	NVSTB2

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	4,573	3,221	4,264	3,019	-
Multiple Payment and Flexible Premium contracts	5,492	21,633	85,779	4,533	2,985
Variable Executive Life	22	62	1,321	-	-

Total	10,087	24,916	91,364	7,552	2,985

	NVOLG1	NVTIV3	EIF	NVRE1	NVLCAP

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	20,450	-	-	5,145	-
Multiple Payment and Flexible Premium contracts	242,128	942	4,259	44,256	15
Variable Executive Life	1,273	-	-	186	-

Total	263,851	942	4,259	49,587	15

	NVSIX2	GVEX1	NOTG3	ALVGIA	ALVSVA

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	456	5,835	18	2,426	6,535
Variable Executive Life	-	-	-	-	-

Total	456	5,835	18	2,426	6,535

	ACVB	ACVCA	ACVIG	ACVIP2	ACVI

Single Premium issue prior to April 16, 1990	-	196	-	-	-
Single Premium issue after to April 16, 1990	12,807	13,964	6,578	-	2,898
Multiple Payment and Flexible Premium contracts	21,047	204	7,913	5,281	132
Variable Executive Life	-	-	-	106	-

Total	33,854	14,364	14,491	5,387	3,030

	ACVMV1	ACVU1	DVSCS	DCAP	DSC

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	1,586	3,839	4,521	-
Multiple Payment and Flexible Premium contracts	9,371	7	7,791	19,326	1,939
Variable Executive Life	-	-	-	-	-

Total	9,371	1,593	11,630	23,847	1,939

	DGI	FVCA2P	FQB	FEIP	FHIP

Single Premium issue prior to April 16, 1990	-	-	-	591	73
Single Premium issue after to April 16, 1990	1,032	-	3,829	34,992	9,969
Multiple Payment and Flexible Premium contracts	6,694	434	4,729	202,930	28,532
Variable Executive Life	18	-	-	1,634	229

Total	7,744	434	8,558	240,147	38,803

	FAMP	FNRS2	FF10S	FF20S	FF30S

Single Premium issue prior to April 16, 1990	283	-	-	-	-
Single Premium issue after to April 16, 1990	20,908	-	-	-	-
Multiple Payment and Flexible Premium contracts	55,456	14,919	1,902	5,997	7,061
Variable Executive Life	47	-	-	-	-

Total	76,694	14,919	1,902	5,997	7,061

	FGP	FHIPR	FIGBS	FMCS	FOP

Single Premium issue prior to April 16, 1990	1,085	-	-	-	72
Single Premium issue after to April 16, 1990	42,489	-	-	-	11,322
Multiple Payment and Flexible Premium contracts	301,677	20,050	11,428	42,383	24,013
Variable Executive Life	2,486	48	29	1	24

Total	347,737	20,098	11,457	42,384	35,431

	FOSR	FVSS	FTVIS2	FTVRDI	FTVSVI

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	2,195	-	-	-
Multiple Payment and Flexible Premium contracts	21,395	4,144	9,869	23,087	16,431
Variable Executive Life	81	-	34	-	-

Total	21,476	6,339	9,903	23,087	16,431

	FTVDM2	TIF	TIF2	FTVGI2	FTVFA2

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	3,296	916	5,019	7,628	765
Variable Executive Life	-	-	-	70	-

Total	3,296	916	5,019	7,698	765

	AMTB	AMBP	AMTG	AMGP	AMTP

Single Premium issue prior to April 16, 1990	39	-	457	-	-
Single Premium issue after to April 16, 1990	8,850	-	9,894	759	5,147
Multiple Payment and Flexible Premium contracts	6,768	232	163	-	22
Variable Executive Life	69	-	-	-	-

Total	15,726	232	10,514	759	5,169

	AMFAS	AMSRS	OVMS	OVB	OVGS

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	6,125	4,426	10,080
Multiple Payment and Flexible Premium contracts	939	3,939	28,255	16,850	94,279
Variable Executive Life	29	-	7	-	1,006

Total	968	3,939	34,387	21,276	105,365

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	OVGI	OVSC	OVAG	OVSB	PMVAAA

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	715	-	2,203	-	-
Multiple Payment and Flexible Premium contracts	4,897	6,389	4,759	851	2,683
Variable Executive Life	-	-	-	-	-

Total	5,612	6,389	6,962	851	2,683

	PMVRSA	PMVFBA	PMVLDA	PMVTRA	PVGIB

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	180	1,805	7,869	6,146	821
Variable Executive Life	-	-	-	-	-

Total	180	1,805	7,869	6,146	821

	PVTIGB	PVTVB	ACEG	AVMCCI	RVARS

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	1,445	2,501	147	139	35
Variable Executive Life	-	-	-	-	-

Total	1,445	2,501	147	139	35

	TRHS2	VWBF	VWEM	VWHA	WRASP

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	5,427	6,306	11,199	-
Multiple Payment and Flexible Premium contracts	23,603	4,940	24,850	30,275	14,759
Variable Executive Life	-	52	22	23	-

Total	23,603	10,419	31,178	41,497	14,759

	WRHIP	WRMCG	SVDF	SVOF	WFVSCG

Single Premium issue prior to April 16, 1990	-	-	-	196	-
Single Premium issue after to April 16, 1990	-	-	6,508	8,879	-
Multiple Payment and Flexible Premium contracts	4,953	1,666	-	96	2,159
Variable Executive Life	-	-	-	-	-

Total	4,953	1,666	6,508	9,171	2,159

	OVGS3	FTVDM3	TIF3	FTVGI3	HIBF3

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	15,399	1,638	2,400	3,637	1,791
Variable Executive Life	127	-	-	34	-

Total	15,526	1,638	2,400	3,671	1,791

	GEM3	GIG3	GVIX6	NVMIG3	GVDIV3

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	518	-
Multiple Payment and Flexible Premium contracts	3,295	6,103	509	7,199	660
Variable Executive Life	12	29	-	-	-

Total	3,307	6,132	509	7,717	660

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow up to 90.00% (50% during first year of single and modified single premium contracts) of a policy’s cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.50% interest is due and payable annually in advance of the policy anniversary date. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6.00% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2014 and 2013, total transfers into the Account from the fixed account were $22,368,333 and $22,301,983, respectively, and total transfers from the Account to the fixed account were $26,183,509 and $22,275,279, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$659,479,045	$-	$-	$659,479,045

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2014 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$3,796	$7,811
Global Allocation V.I. Fund - Class II (MLVGA2)	735,316	973,449
VIP Small Cap Value Series: Service Class (DWVSVS)	413,414	42,409
Stock Index Fund, Inc. - Initial Shares (DSIF)	1,967,948	5,425,035
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	776,030	656,192
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	1,162	1,304
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	8,193	18,445
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	220,498	120,094
Balanced Portfolio: Service Shares (JABS)	396,183	347,102
Forty Portfolio: Service Shares (JACAS)	1,680,905	1,148,131
Global Technology Portfolio: Service Shares (JAGTS)	751,746	1,010,518
Overseas Portfolio: Service Shares (JAIGS)	1,031,854	1,378,243
Investors Growth Stock Series - Initial Class (MIGIC)	33,094	19,892
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	288,790	373,907
Value Series - Initial Class (MVFIC)	1,034,230	416,574
Core Plus Fixed Income Portfolio - Class I (MSVFI)	225,647	211,792
Emerging Markets Debt Portfolio - Class I (MSEM)	117,138	435,478
U.S. Real Estate Portfolio - Class I (MSVRE)	424,333	396,633
NVIT International Index Fund Class I (NVIX)	4,530	25
NVIT Bond Index Fund Class I (NVBX)	43,827	165
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	1,463,509	1,164,436
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	881,741	371,573
American Funds NVIT Bond Fund - Class II (GVABD2)	41,076	150,850
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	269,021	376,954
American Funds NVIT Growth Fund - Class II (GVAGR2)	112,058	383,808
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	505,828	449,301
Federated NVIT High Income Bond Fund - Class I (HIBF)	1,433,741	162,304
NVIT Emerging Markets Fund - Class I (GEM)	2,409,013	403,740
NVIT International Equity Fund - Class I (GIG)	4,404,164	567,746
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	3,020,307	2,332,605
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	23,399	33,317
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	36,343	48,352
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	31,654	67,222
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	313,930	331,457
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	63,142	1,493,837
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	100,214	90,347
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	145,690	57,619
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	54,649	85,999
NVIT Core Bond Fund - Class I (NVCBD1)	47,090	107,626
NVIT Core Plus Bond Fund - Class I (NVLCP1)	587,247	546,586
NVIT Nationwide Fund - Class I (TRF)	833,658	4,779,163
NVIT Government Bond Fund - Class I (GBF)	307,615	906,103
American Century NVIT Growth Fund - Class I (CAF)	104,485	1,358,051
NVIT International Index Fund - Class II (GVIX2)	583,857	136,728
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	117,190	394,448
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	270,726	21,082
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	382,809	405,954
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	204,589	223,337
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	223,125	790,311
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	435,045	643,478
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	398,280	153,297
NVIT Mid Cap Index Fund - Class I (MCIF)	803,690	879,979
NVIT Money Market Fund - Class I (SAM)	10,979,353	11,517,687
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	6,798,793	2,073,726
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	512,925	81,352
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	995,139	919,461
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	643,474	757,727
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	4,159,900	3,304,660
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	6,055,534	3,248,870
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	509,100	962,059

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	$1,279,373	$1,653,535
NVIT Multi-Manager Small Company Fund - Class I (SCF)	3,145,132	3,326,602
NVIT Multi-Sector Bond Fund - Class I (MSBF)	265,434	581,637
NVIT Short Term Bond Fund - Class II (NVSTB2)	457,252	464,539
NVIT Large Cap Growth Fund - Class I (NVOLG1)	6,606,129	5,945,130
Templeton NVIT International Value Fund - Class III (NVTIV3)	40,030	16,075
Invesco NVIT Comstock Value Fund - Class I (EIF)	263,093	226,892
NVIT Real Estate Fund - Class I (NVRE1)	5,170,304	1,833,957
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	8,794	1,054
NVIT Small Cap Index Fund Class II (NVSIX2)	89,845	74,267
NVIT S&P 500 Index Fund Class I (GVEX1)	2,284,340	1,180,392
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	24	105
VPS Growth and Income Portfolio - Class A (ALVGIA)	82,575	485,435
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	448,362	237,231
VP Balanced Fund - Class I (ACVB)	2,059,095	965,560
VP Capital Appreciation Fund - Class I (ACVCA)	620,563	344,013
VP Income & Growth Fund - Class I (ACVIG)	679,393	881,543
VP Inflation Protection Fund - Class II (ACVIP2)	143,373	346,293
VP International Fund - Class I (ACVI)	9,912	109,152
VP International Fund - Class III (ACVI3)	12,322	32,243
VP Mid Cap Value Fund - Class I (ACVMV1)	782,112	682,487
VP Ultra(R) Fund - Class I (ACVU1)	223,072	186,367
VP Value Fund - Class I (ACVV)	1,046	1,043
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	783,731	1,163,501
Appreciation Portfolio - Initial Shares (DCAP)	596,544	896,704
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	64,843	363,299
Growth and Income Portfolio - Initial Shares (DGI)	270,671	419,711
Managed Tail Risk Fund II: Primary Shares (FVCA2P)	51,841	17,684
Quality Bond Fund II - Primary Shares (FQB)	113,963	420,952
Equity-Income Portfolio - Initial Class (FEIP)	3,329,003	6,717,246
High Income Portfolio - Initial Class (FHIP)	984,397	2,018,930
VIP Asset Manager Portfolio - Initial Class (FAMP)	1,246,215	1,384,531
VIP Energy Portfolio - Service Class 2 (FNRS2)	1,013,616	959,960
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	96,014	55,010
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	141,857	106,290
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	179,146	223,915
VIP Growth Portfolio - Initial Class (FGP)	1,026,783	6,157,320
VIP High Income Portfolio - Initial Class R (FHIPR)	540,693	409,214
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	340,597	1,710,795
VIP Mid Cap Portfolio - Service Class (FMCS)	674,871	948,664
VIP Overseas Portfolio - Initial Class (FOP)	315,186	1,115,511
VIP Overseas Portfolio - Service Class R (FOSR)	446,562	705,777
VIP Value Strategies Portfolio - Service Class (FVSS)	177,882	412,533
Franklin Income Securities Fund - Class 2 (FTVIS2)	694,462	678,979
Rising Dividends Securities Fund - Class 1 (FTVRDI)	1,362,413	1,618,865
Small Cap Value Securities Fund - Class 1 (FTVSVI)	322,581	1,006,208
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	1,078,091	112,093
Templeton Foreign Securities Fund - Class 1 (TIF)	3,601	34,026
Templeton Foreign Securities Fund - Class 2 (TIF2)	1,709,180	180,846
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	2,788,959	334,612
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	197,949	141,562
Short Duration Bond Portfolio - I Class Shares (AMTB)	543,688	607,607
Balanced Portfolio - I Class Shares (AMBP)	5,137	4,050
Growth Portfolio - I Class Shares (AMTG)	32,216	291,853
Guardian Portfolio - I Class Shares (AMGP)	36,159	64,033
International Portfolio - S Class Shares (AMINS)	1,034	288
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	7,738	430
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	66,414	325,218
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)	848	3,191
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	74,077	47,658
Socially Responsive Portfolio - I Class Shares (AMSRS)	28,421	108,314
Capital Income Fund/VA - Non-Service Shares (OVMS)	165,229	483,437
Core Bond Fund/VA - Non-Service Shares (OVB)	442,182	1,874,587
Global Securities Fund/VA - Non-Service Shares (OVGS)	10,614,663	2,243,490
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	512,784	412,534
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	401,867	536,090
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	255,959	334,796
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	86,579	38,288
All Asset Portfolio - Administrative Class (PMVAAA)	233,321	503,984
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)	434,479	411,962
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	90,841	290,191
Low Duration Portfolio - Administrative Class (PMVLDA)	264,208	534,529
Total Return Portfolio - Administrative Class (PMVTRA)	552,499	871,976
VT Growth & Income Fund: Class IB (PVGIB)	101,772	25,050
VT International Equity Fund: Class IB (PVTIGB)	65,793	73,571
VT Voyager Fund: Class IB (PVTVB)	44,554	108,940
VI American Franchise Fund - Series I Shares (ACEG)	52,365	9,856
VI Value Opportunities Fund - Series I Shares (AVBVI)	175	1,468
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	46,929	15,058
Variable Fund - Multi-Hedge Strategies (RVARS)	6,462	102
Health Sciences Portfolio - II (TRHS2)	2,953,133	2,698,374
Limited-Term Bond Portfolio - II (TRLT2)	5,528	1,419
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	379,142	258,770
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	1,161,488	946,993
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	686,972	1,446,627
Variable Insurance Portfolios - Asset Strategy (WRASP)	707,494	452,297
Variable Insurance Portfolios - High Income (WRHIP)	1,307,952	1,619,930
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	858,641	875,630
Advantage VT Discovery Fund (SVDF)	187,595	112,536

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Advantage VT Opportunity Fund - Class 2 (SVOF)	$88,125	$195,200
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	103,436	289,495
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)	135,857	9,318,051
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)	9,945	1,039,385
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)	231,721	1,770,289
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)	121,741	2,490,496
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)	64,366	1,512,813
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)	94,894	2,437,076
NVIT International Equity Fund - Class III (obsolete) (GIG3)	98,913	3,983,050
NVIT International Index Fund - Class VI (obsolete) (GVIX6)	108,533	613,186
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)	72,515	4,684,106
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)	40,948	519,519
VP Vista(SM) Fund - Class I (obsolete) (ACVVS1)	5,224	47,114

	$131,237,519	$153,191,548

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2014	0.80%	77	$11.774902	$907	0.83%	3.62%
2013	0.50%	441	11.420733	5,037	0.37%	11.75%
2012	0.50%	443	10.220316	4,528	0.14%	2.20%	5/1/2012
Global Allocation V.I. Fund - Class II (MLVGA2)
2014	0.00%	25,752	16.596941	427,404	1.93%	1.97%
2014	0.50%	146,627	16.133287	2,365,575	1.93%	1.46%
2014	0.80%	23,844	15.861324	378,197	1.93%	1.15%
2013	0.00%	23,846	16.276845	388,138	1.06%	14.55%
2013	0.50%	178,617	15.901450	2,840,269	1.06%	13.98%
2013	0.80%	27,516	15.680379	431,461	1.06%	13.64%
2012	0.00%	24,810	14.209224	352,531	1.49%	10.14%
2012	0.50%	187,347	13.951062	2,613,690	1.49%	9.59%
2012	0.80%	32,501	13.798429	448,463	1.49%	9.26%
2011	0.00%	16,561	12.900807	213,650	2.10%	-3.63%
2011	0.50%	195,667	12.730054	2,490,851	2.10%	-4.11%
2011	0.80%	32,253	12.628697	407,313	2.10%	-4.39%
2010	0.00%	18,901	13.386468	253,018	1.39%	9.88%
2010	0.50%	186,041	13.275367	2,469,763	1.39%	9.33%
2010	0.80%	27,324	13.209155	360,927	1.39%	9.01%
VIP Small Cap Value Series: Service Class (DWVSVS)
2014	0.50%	32,764	12.927139	423,545	0.21%	5.09%
2014	0.80%	61	12.862623	785	0.21%	4.78%
2013	0.50%	4,856	12.300808	59,733	0.00%	23.01%	5/1/2013
2013	0.80%	3	12.276201	37	0.00%	22.76%	5/1/2013
Stock Index Fund, Inc. - Initial Shares (DSIF)
2014	0.00%	183,537	42.414675	7,784,662	1.74%	13.42%
2014	0.50%	554,113	56.063662	31,065,604	1.74%	12.86%
2014	0.80%	121,371	53.663940	6,513,246	1.74%	12.52%
2014	1.00%	127,230	15.855736	2,017,325	1.74%	12.30%
2013	0.00%	211,211	37.394784	7,898,190	1.83%	32.03%
2013	0.50%	592,197	49.676048	29,418,007	1.83%	31.37%
2013	0.80%	147,183	47.692575	7,019,536	1.83%	30.98%
2013	1.00%	140,164	14.119622	1,979,063	1.83%	30.71%
2013	1.30%	15	43.100987	647	1.83%	30.32%
2012	0.00%	232,518	28.323595	6,585,746	2.02%	15.74%
2012	0.50%	675,418	37.814121	25,540,338	2.02%	15.16%
2012	0.80%	177,439	36.413259	6,461,132	2.02%	14.81%
2012	1.00%	183,017	10.801888	1,976,929	2.02%	14.58%
2012	1.30%	1	33.072407	33	2.02%	14.24%
2011	0.00%	242,229	24.472264	5,927,892	1.81%	1.88%
2011	0.50%	801,833	32.836419	26,329,324	1.81%	1.37%
2011	0.80%	201,415	31.715171	6,387,911	1.81%	1.07%
2011	1.00%	192,956	9.427090	1,819,014	1.81%	0.87%
2011	1.30%	1	28.950048	29	1.81%	0.56%
2010	0.00%	283,297	24.021269	6,805,153	1.83%	14.84%
2010	0.50%	880,255	32.392494	28,513,655	1.83%	14.27%
2010	0.80%	231,031	31.380193	7,249,797	1.83%	13.92%
2010	1.00%	227,384	9.346157	2,125,167	1.83%	13.70%
2010	1.30%	1	28.787558	29	1.83%	13.36%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2014	0.00%	16,199	$33.479090	$542,328	1.06%	13.45%
2014	0.50%	97,660	46.917703	4,581,983	1.06%	12.89%
2014	0.80%	53,200	44.908354	2,389,124	1.06%	12.55%
2014	1.00%	15,685	11.793744	184,985	1.06%	12.32%
2013	0.00%	17,865	29.509325	527,184	1.24%	34.34%
2013	0.50%	97,257	41.561726	4,042,169	1.24%	33.67%
2013	0.80%	62,939	39.901274	2,511,346	1.24%	33.27%
2013	1.00%	15,129	10.499772	158,851	1.24%	33.01%
2012	0.00%	19,449	21.965624	427,209	0.80%	11.97%
2012	0.50%	99,652	31.091907	3,098,371	0.80%	11.42%
2012	0.80%	72,243	29.939352	2,162,909	0.80%	11.08%
2012	1.00%	17,745	7.894104	140,081	0.80%	10.86%
2011	0.00%	21,010	19.616581	412,144	0.89%	0.90%
2011	0.50%	108,447	27.906384	3,026,364	0.89%	0.40%
2011	0.80%	82,025	26.952830	2,210,806	0.89%	0.10%
2011	1.00%	25,610	7.120901	182,366	0.89%	-0.10%
2010	0.00%	22,495	19.441383	437,334	0.87%	14.82%
2010	0.50%	113,089	27.795479	3,143,363	0.87%	14.24%
2010	0.80%	92,318	26.926201	2,485,773	0.87%	13.90%
2010	1.00%	17,088	7.128076	121,805	0.87%	13.67%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2014	0.50%	523	12.012319	6,282	0.04%	3.43%
2014	0.80%	947	11.916637	11,285	0.04%	3.12%
2013	0.50%	527	11.614308	6,121	0.08%	13.00%
2013	0.80%	959	11.556408	11,083	0.08%	12.66%
2012	0.50%	532	10.278168	5,468	0.00%	2.78%	5/1/2012
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2014	0.00%	2,351	14.547427	34,201	0.00%	8.04%
2014	0.50%	10,579	14.353979	151,851	0.00%	7.50%
2014	0.80%	2,587	14.239161	36,837	0.00%	7.18%
2013	0.00%	2,463	13.465170	33,165	0.41%	37.01%
2013	0.50%	10,788	13.352737	144,049	0.41%	36.33%
2013	0.80%	2,919	13.285742	38,781	0.41%	35.92%
2012	0.00%	2,945	9.827596	28,942	0.00%	-1.72%	4/27/2012
2012	0.50%	10,719	9.794347	104,986	0.00%	-2.06%	4/27/2012
2012	0.80%	3,722	9.774456	36,381	0.00%	-2.26%	4/27/2012
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2014	0.50%	8,480	10.280010	87,174	0.00%	2.80%	5/1/2014
2014	0.80%	833	10.259413	8,546	0.00%	2.59%	5/1/2014
Balanced Portfolio: Service Shares (JABS)
2014	0.00%	6,247	26.596035	166,145	1.53%	8.24%
2014	0.50%	54,289	25.089133	1,362,064	1.53%	7.70%
2014	0.80%	3,795	24.226239	91,939	1.53%	7.38%
2013	0.00%	6,681	24.571761	164,164	2.03%	19.80%
2013	0.50%	53,592	23.295722	1,248,464	2.03%	19.20%
2013	0.80%	4,254	22.562091	95,979	2.03%	18.85%
2012	0.00%	6,544	20.510267	134,219	2.45%	13.37%
2012	0.50%	66,020	19.542573	1,290,201	2.45%	12.81%
2012	0.80%	4,774	18.983974	90,629	2.45%	12.47%
2011	0.00%	3,796	18.090668	68,672	2.42%	1.35%
2011	0.50%	84,060	17.323728	1,456,233	2.42%	0.85%
2011	0.80%	5,460	16.879234	92,161	2.42%	0.55%
2010	0.00%	4,409	17.848881	78,696	2.53%	8.12%
2010	0.50%	63,353	17.177664	1,088,257	2.53%	7.58%
2010	0.80%	4,368	16.787086	73,326	2.53%	7.26%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Forty Portfolio: Service Shares (JACAS)
2014	0.00%	33,078	$17.582418	$581,591	0.03%	8.47%
2014	0.50%	149,191	16.338927	2,437,621	0.03%	7.93%
2014	0.80%	27,099	15.635493	423,706	0.03%	7.60%
2014	1.00%	19,934	15.855574	316,065	0.03%	7.39%
2013	0.00%	36,834	16.209830	597,073	0.57%	30.89%
2013	0.50%	173,739	15.138919	2,630,221	0.57%	30.23%
2013	0.80%	35,260	14.530669	512,351	0.57%	29.84%
2013	1.00%	23,989	14.764693	354,190	0.57%	29.58%
2012	0.00%	43,000	12.384741	532,544	0.58%	23.86%
2012	0.50%	188,843	11.624473	2,195,200	0.58%	23.24%
2012	0.80%	45,537	11.190935	509,602	0.58%	22.87%
2012	1.00%	49,672	11.393919	565,959	0.58%	22.62%
2011	0.00%	61,290	9.999175	612,849	0.23%	-6.94%
2011	0.50%	204,085	9.432470	1,925,026	0.23%	-7.40%
2011	0.80%	51,667	9.108015	470,584	0.23%	-7.68%
2011	1.00%	37,117	9.291820	344,884	0.23%	-7.87%
2010	0.00%	64,750	10.745026	695,740	0.22%	6.48%
2010	0.50%	295,574	10.186784	3,010,948	0.22%	5.95%
2010	0.80%	60,260	9.865878	594,518	0.22%	5.63%
2010	1.00%	54,095	10.085087	545,553	0.22%	5.42%
Global Technology Portfolio: Service Shares (JAGTS)
2014	0.00%	40,647	9.535810	387,602	0.00%	9.35%
2014	0.50%	112,333	8.861220	995,407	0.00%	8.80%
2014	0.80%	14,262	8.479586	120,936	0.00%	8.48%
2014	1.00%	26,948	8.632565	232,630	0.00%	8.26%
2013	0.00%	43,908	8.720680	382,908	0.00%	35.39%
2013	0.50%	151,983	8.144356	1,237,804	0.00%	34.72%
2013	0.80%	16,143	7.817003	126,190	0.00%	34.31%
2013	1.00%	27,256	7.973959	217,338	0.00%	34.04%
2013	1.30%	11	7.300366	80	0.00%	33.64%
2012	0.00%	44,277	6.441181	285,196	0.00%	19.15%
2012	0.50%	155,921	6.045616	942,638	0.00%	18.55%
2012	0.80%	19,980	5.820037	116,284	0.00%	18.20%
2012	1.00%	24,515	5.948768	145,834	0.00%	17.96%
2012	1.30%	11	5.462609	60	0.00%	17.61%
2011	0.00%	59,113	5.405987	319,564	0.00%	-8.66%
2011	0.50%	83,027	5.099493	423,396	0.00%	-9.11%
2011	0.80%	13,985	4.923995	68,862	0.00%	-9.38%
2011	1.00%	16,819	5.043000	84,818	0.00%	-9.56%
2010	0.00%	64,558	5.918354	382,077	0.00%	24.40%
2010	0.50%	100,059	5.610750	561,406	0.00%	23.78%
2010	0.80%	17,459	5.433907	94,871	0.00%	23.41%
2010	1.00%	22,621	5.576370	126,143	0.00%	23.16%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Overseas Portfolio: Service Shares (JAIGS)
2014	0.00%	24,321	$14.707142	$357,692	5.83%	-12.10%
2014	0.50%	169,881	13.666799	2,321,729	5.83%	-12.54%
2014	0.80%	34,957	13.078293	457,178	5.83%	-12.80%
2014	1.00%	15,736	13.967364	219,790	5.83%	-12.98%
2013	0.00%	26,990	16.731743	451,590	3.03%	14.28%
2013	0.50%	206,980	15.626200	3,234,311	3.03%	13.71%
2013	0.80%	42,158	14.998307	632,299	3.03%	13.37%
2013	1.00%	25,422	16.050014	408,023	3.03%	13.14%
2012	0.00%	29,255	14.640868	428,319	0.85%	13.18%
2012	0.50%	248,458	13.741998	3,414,309	0.85%	12.62%
2012	0.80%	52,919	13.229420	700,088	0.85%	12.28%
2012	1.00%	27,845	14.185418	394,993	0.85%	12.05%
2011	0.00%	40,409	12.935745	522,721	0.40%	-32.34%
2011	0.50%	60,202	12.202589	734,620	0.40%	-32.67%
2011	0.80%	12,846	11.782833	151,362	0.40%	-32.88%
2011	1.00%	60,882	12.659656	770,745	0.40%	-33.01%
2010	0.00%	50,895	19.117945	973,008	0.55%	25.02%
2010	0.50%	68,702	18.124805	1,245,210	0.55%	24.39%
2010	0.80%	17,122	17.553917	300,558	0.55%	24.02%
2010	1.00%	102,765	18.897953	1,942,048	0.55%	23.77%
Investors Growth Stock Series - Initial Class (MIGIC)
2014	0.00%	606	26.831723	16,260	0.51%	11.45%
2014	0.50%	8,162	25.311375	206,591	0.51%	10.90%
2014	0.80%	700	24.440744	17,109	0.51%	10.56%
2013	0.00%	622	24.074646	14,974	0.67%	30.29%
2013	0.50%	7,834	22.824329	178,806	0.67%	29.64%
2013	0.80%	1,011	22.105451	22,349	0.67%	29.25%
2012	0.00%	911	18.477561	16,833	0.46%	16.97%
2012	0.50%	8,376	17.605660	147,465	0.46%	16.39%
2012	0.80%	1,369	17.102335	23,413	0.46%	16.04%
2011	0.00%	884	15.796502	13,964	0.55%	0.58%
2011	0.50%	8,677	15.126718	131,255	0.55%	0.08%
2011	0.80%	1,613	14.738500	23,773	0.55%	-0.22%
2010	0.00%	897	15.705759	14,088	0.50%	12.47%
2010	0.50%	8,710	15.115038	131,652	0.50%	11.91%
2010	0.80%	1,611	14.771276	23,797	0.50%	11.58%
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2014	0.50%	9,319	13.386093	124,745	0.00%	-7.72%
2014	0.80%	3,188	13.279431	42,335	0.00%	-8.00%
2013	0.50%	19,043	14.505988	276,238	0.00%	40.81%
2013	0.80%	2,531	14.433683	36,532	0.00%	40.39%
2012	0.50%	3,032	10.301526	31,234	0.00%	3.02%	5/1/2012
2012	0.80%	621	10.280941	6,384	0.00%	2.81%	5/1/2012

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Value Series - Initial Class (MVFIC)
2014	0.00%	10,239	$31.820252	$325,808	1.33%	10.51%
2014	0.50%	74,848	30.017248	2,246,731	1.33%	9.96%
2014	0.80%	4,569	28.984824	132,432	1.33%	9.63%
2013	0.00%	9,427	28.794051	271,442	1.22%	35.89%
2013	0.50%	54,778	27.298649	1,495,365	1.22%	35.21%
2013	0.80%	6,880	26.438908	181,900	1.22%	34.80%
2012	0.00%	7,952	21.189802	168,501	1.75%	16.26%
2012	0.50%	62,380	20.189915	1,259,447	1.75%	15.68%
2012	0.80%	7,555	19.612765	148,174	1.75%	15.33%
2011	0.00%	10,143	18.226114	184,867	1.48%	-0.30%
2011	0.50%	92,819	17.453308	1,619,999	1.48%	-0.80%
2011	0.80%	7,870	17.005440	133,833	1.48%	-1.10%
2010	0.00%	10,028	18.281385	183,326	1.49%	11.53%
2010	0.50%	94,055	17.593817	1,654,786	1.49%	10.98%
2010	0.80%	8,354	17.193742	143,637	1.49%	10.65%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2014	0.00%	1,541	15.966198	24,604	3.24%	7.85%
2014	0.50%	16,841	15.061499	253,651	3.24%	7.32%
2014	0.80%	1,071	14.543436	15,576	3.24%	7.00%
2013	0.00%	7,055	14.803414	104,438	3.97%	-0.32%
2013	0.50%	10,340	14.034591	145,118	3.97%	-0.81%
2013	0.80%	1,272	13.592553	17,290	3.97%	-1.11%
2012	0.00%	5,129	14.850467	76,168	5.75%	9.44%
2012	0.50%	16,286	14.149776	230,443	5.75%	8.89%
2012	0.80%	1,741	13.745300	23,931	5.75%	8.57%
2011	0.00%	5,195	13.569488	70,493	3.62%	5.65%
2011	0.50%	10,523	12.994186	136,738	3.62%	5.12%
2011	0.80%	2,121	12.660760	26,853	3.62%	4.81%
2010	0.00%	1,267	12.844145	16,274	6.62%	7.14%
2010	0.50%	11,622	12.361057	143,660	6.62%	6.61%
2010	0.80%	2,208	12.079951	26,673	6.62%	6.29%
Emerging Markets Debt Portfolio - Class I (MSEM)
2014	0.00%	4,735	32.913131	155,844	5.45%	2.93%
2014	0.50%	20,141	30.071320	605,666	5.45%	2.41%
2014	0.80%	3,683	28.621666	105,414	5.45%	2.11%
2014	1.00%	1,240	28.298765	35,090	5.45%	1.90%
2013	0.00%	5,572	31.976955	178,176	3.76%	-8.75%
2013	0.50%	24,973	29.362442	733,268	3.76%	-9.20%
2013	0.80%	4,398	28.030943	123,280	3.76%	-9.48%
2013	1.00%	7,602	27.770198	211,109	3.76%	-9.66%
2012	0.00%	5,484	35.042942	192,175	2.88%	17.96%
2012	0.50%	33,503	32.339111	1,083,457	2.88%	17.37%
2012	0.80%	6,099	30.965468	188,858	2.88%	17.02%
2012	1.00%	11,005	30.738881	338,281	2.88%	16.78%
2011	0.00%	6,472	29.707233	192,265	3.16%	7.03%
2011	0.50%	34,581	27.552804	952,804	3.16%	6.50%
2011	0.80%	6,431	26.461901	170,176	3.16%	6.18%
2011	1.00%	9,433	26.320970	248,286	3.16%	5.97%
2010	0.00%	14,151	27.755292	392,765	3.44%	9.74%
2010	0.50%	49,756	25.871094	1,287,242	3.44%	9.20%
2010	0.80%	7,575	24.921222	188,778	3.44%	8.87%
2010	1.00%	10,356	24.837987	257,222	3.44%	8.65%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
U.S. Real Estate Portfolio - Class I (MSVRE)
2014	0.00%	5,467	$83.718637	$457,690	1.49%	29.72%
2014	0.80%	7	79.761003	558	1.49%	28.69%
2014	1.00%	28,152	40.995865	1,154,116	1.49%	28.43%
2013	0.00%	6,565	64.537567	423,689	1.21%	2.05%
2013	0.80%	7	61.979946	434	1.21%	1.24%
2013	1.00%	25,827	31.920385	824,408	1.21%	1.04%
2012	0.00%	7,751	63.238652	490,163	0.84%	15.84%
2012	0.80%	7	61.220395	429	0.84%	14.91%
2012	1.00%	43,683	31.592343	1,380,048	0.84%	14.68%
2011	0.00%	9,460	54.593503	516,455	0.97%	5.92%
2011	0.80%	7	53.276522	373	0.97%	5.08%
2011	1.00%	46,749	27.548115	1,287,847	0.97%	4.87%
2010	0.00%	12,054	51.542559	621,294	2.16%	29.96%
2010	0.80%	7	50.702174	355	2.16%	28.93%
2010	1.00%	32,923	26.269333	864,865	2.16%	28.67%
NVIT International Index Fund Class I (NVIX)
2014	0.50%	50	9.168219	458	2.22%	-8.32%	5/1/2014
2014	0.80%	403	9.149840	3,687	2.22%	-8.50%	5/1/2014
NVIT Bond Index Fund Class I (NVBX)
2014	0.50%	4,162	10.243678	42,634	3.72%	2.44%	5/1/2014
2014	0.80%	18	10.223154	184	3.72%	2.23%	5/1/2014
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2014	0.00%	43,762	24.546677	1,074,212	2.00%	13.12%
2014	0.50%	228,157	23.861093	5,444,075	2.00%	12.55%
2014	0.80%	34,192	23.458993	802,110	2.00%	12.22%
2014	1.00%	34,627	23.194702	803,163	2.00%	11.99%
2013	0.00%	54,402	21.699995	1,180,415	1.83%	31.90%
2013	0.50%	242,960	21.199628	5,150,662	1.83%	31.24%
2013	0.80%	42,091	20.904981	879,912	1.83%	30.85%
2013	1.00%	32,590	20.710842	674,966	1.83%	30.59%
2012	0.00%	64,944	16.452105	1,068,466	0.95%	14.66%
2012	0.50%	264,220	16.153244	4,268,010	0.95%	14.09%
2012	0.80%	52,739	15.976557	842,588	0.95%	13.75%
2012	1.00%	46,918	15.859841	744,112	0.95%	13.52%
2011	0.00%	75,881	14.348277	1,088,762	1.63%	0.65%
2011	0.50%	321,145	14.158408	4,546,902	1.63%	0.15%
2011	0.80%	64,614	14.045709	907,549	1.63%	-0.15%
2011	1.00%	52,825	13.971078	738,022	1.63%	-0.35%
2010	0.00%	96,307	14.256071	1,372,959	1.92%	13.46%
2010	0.50%	370,983	14.137798	5,244,883	1.92%	12.90%
2010	0.80%	73,607	14.067316	1,035,453	1.92%	12.56%
2010	1.00%	50,951	14.020534	714,360	1.92%	12.34%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2014	0.00%	10,445	$16.444935	$171,767	0.94%	4.99%
2014	0.50%	129,499	15.747381	2,039,270	0.94%	4.47%
2014	0.80%	17,023	15.343176	261,187	0.94%	4.15%
2013	0.00%	12,346	15.663250	193,378	1.34%	23.28%
2013	0.50%	94,608	15.074035	1,426,124	1.34%	22.67%
2013	0.80%	17,406	14.731250	256,412	1.34%	22.30%
2012	0.00%	5,562	12.704984	70,665	1.43%	15.72%
2012	0.50%	85,379	12.288311	1,049,164	1.43%	15.14%
2012	0.80%	21,712	12.044923	261,519	1.43%	14.79%
2011	0.00%	5,660	10.979437	62,144	1.43%	0.93%
2011	0.50%	70,814	10.672693	755,776	1.43%	0.43%
2011	0.80%	15,136	10.492803	158,819	1.43%	0.13%
2010	0.00%	6,984	10.878393	75,975	1.51%	12.02%
2010	0.50%	84,386	10.627363	896,801	1.51%	11.46%
2010	0.80%	14,478	10.479549	151,723	1.51%	11.13%
American Funds NVIT Bond Fund - Class II (GVABD2)
2014	0.00%	406	13.196903	5,358	1.15%	4.98%
2014	0.50%	56,597	12.637276	715,232	1.15%	4.45%
2014	0.80%	4,436	12.312919	54,620	1.15%	4.14%
2013	0.00%	424	12.571090	5,330	1.73%	-2.57%
2013	0.50%	66,168	12.098332	800,522	1.73%	-3.06%
2013	0.80%	4,585	11.823220	54,209	1.73%	-3.35%
2012	0.00%	3,749	12.903197	48,374	1.92%	4.97%
2012	0.50%	67,226	12.480192	838,993	1.92%	4.44%
2012	0.80%	5,234	12.233039	64,028	1.92%	4.13%
2011	0.00%	5,942	12.292646	73,043	2.31%	5.72%
2011	0.50%	89,002	11.949408	1,063,521	2.31%	5.20%
2011	0.80%	6,129	11.748041	72,004	2.31%	4.88%
2010	0.00%	6,068	11.627184	70,554	2.07%	5.99%
2010	0.50%	96,320	11.359007	1,094,100	2.07%	5.46%
2010	0.80%	8,644	11.201040	96,822	2.07%	5.15%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2014	0.00%	5,523	17.393687	96,065	0.68%	1.84%
2014	0.50%	78,503	16.655884	1,307,537	0.68%	1.33%
2014	0.80%	10,909	16.228270	177,034	0.68%	1.02%
2013	0.00%	6,010	17.080144	102,652	0.38%	28.64%
2013	0.50%	82,382	16.437630	1,354,165	0.38%	28.00%
2013	0.80%	13,274	16.063746	213,230	0.38%	27.62%
2012	0.00%	5,401	13.277399	71,711	0.80%	22.09%
2012	0.50%	93,461	12.841941	1,200,221	0.80%	21.48%
2012	0.80%	15,246	12.587521	191,909	0.80%	21.11%
2011	0.00%	6,655	10.875437	72,376	0.95%	-9.31%
2011	0.50%	137,757	10.571579	1,456,309	0.95%	-9.76%
2011	0.80%	13,570	10.393328	141,037	0.95%	-10.03%
2010	0.00%	7,375	11.991721	88,439	0.85%	11.30%
2010	0.50%	140,805	11.715019	1,649,533	0.85%	10.75%
2010	0.80%	18,883	11.552053	218,137	0.85%	10.41%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Growth Fund - Class II (GVAGR2)
2014	0.00%	7,831	$16.633406	$130,256	0.44%	8.07%
2014	0.50%	92,006	15.927752	1,465,449	0.44%	7.53%
2014	0.80%	12,954	15.518818	201,031	0.44%	7.21%
2013	0.00%	7,647	15.391784	117,701	0.33%	29.61%
2013	0.50%	108,301	14.812689	1,604,229	0.33%	28.96%
2013	0.80%	15,200	14.475737	220,031	0.33%	28.58%
2012	0.00%	7,791	11.875465	92,522	0.22%	17.40%
2012	0.50%	117,743	11.485910	1,352,386	0.22%	16.81%
2012	0.80%	16,640	11.258336	187,339	0.22%	16.46%
2011	0.00%	9,503	10.115272	96,125	0.27%	-4.69%
2011	0.50%	154,823	9.832585	1,522,310	0.27%	-5.16%
2011	0.80%	18,599	9.666797	179,793	0.27%	-5.45%
2010	0.00%	6,030	10.612804	63,995	0.15%	18.19%
2010	0.50%	187,568	10.367833	1,944,674	0.15%	17.60%
2010	0.80%	25,085	10.223579	256,458	0.15%	17.25%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2014	0.00%	1,754	14.905501	26,144	0.81%	10.23%
2014	0.50%	71,601	14.344756	1,027,099	0.81%	9.68%
2014	0.80%	4,154	14.018469	58,233	0.81%	9.35%
2013	0.00%	2,514	13.522509	33,996	1.03%	32.97%
2013	0.50%	67,370	13.079019	881,134	1.03%	32.31%
2013	0.80%	4,359	12.819916	55,882	1.03%	31.91%
2012	0.00%	2,914	10.169772	29,635	0.95%	17.06%
2012	0.50%	69,302	9.885503	685,085	0.95%	16.48%
2012	0.80%	3,797	9.718758	36,902	0.95%	16.13%
2011	0.00%	2,657	8.687464	23,083	0.99%	-2.24%
2011	0.50%	115,306	8.487048	978,608	0.99%	-2.72%
2011	0.80%	3,715	8.369014	31,091	0.99%	-3.01%
2010	0.00%	2,714	8.886120	24,117	0.91%	10.97%
2010	0.50%	114,596	8.724545	999,798	0.91%	10.42%
2010	0.80%	4,706	8.629010	40,608	0.91%	10.09%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2014	0.00%	15,551	22.209619	345,382	5.49%	2.55%
2014	0.50%	41,571	20.951308	870,967	5.49%	2.04%
2014	0.80%	5,158	20.230706	104,350	5.49%	1.73%
2013	0.00%	2,808	21.657285	60,814	6.61%	7.07%
2013	0.50%	2,043	20.532668	41,948	6.61%	6.54%
2013	0.80%	384	19.886039	7,636	6.61%	6.22%
2012	0.00%	2,854	20.226839	57,727	6.54%	14.56%
2012	0.50%	2,123	19.272608	40,916	6.54%	13.98%
2012	0.80%	407	18.721734	7,620	6.54%	13.64%
2011	0.00%	4,766	17.656619	84,151	8.19%	3.82%
2011	0.50%	2,410	16.908181	40,749	8.19%	3.30%
2011	0.80%	570	16.474351	9,390	8.19%	2.99%
2010	0.00%	5,015	17.007403	85,292	8.44%	13.15%
2010	0.50%	3,245	16.367890	53,114	8.44%	12.59%
2010	0.80%	782	15.995730	12,509	8.44%	12.25%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Emerging Markets Fund - Class I (GEM)
2014	0.00%	11,469	$25.608009	$293,698	1.27%	-5.51%
2014	0.50%	78,785	23.846907	1,878,779	1.27%	-5.98%
2014	0.80%	12,134	22.848918	277,249	1.27%	-6.26%
2014	1.00%	12,637	21.875140	276,436	1.27%	-6.45%
2013	0.00%	754	27.100074	20,433	1.13%	0.75%
2013	0.50%	14,668	25.362948	372,024	1.13%	0.24%
2013	0.80%	1,886	24.374582	45,970	1.13%	-0.06%
2013	1.00%	17,361	23.382534	405,944	1.13%	-0.26%
2012	0.00%	869	26.899413	23,376	0.49%	17.22%
2012	0.50%	16,753	25.301371	423,874	0.49%	16.63%
2012	0.80%	2,308	24.388485	56,289	0.49%	16.28%
2012	1.00%	20,461	23.442718	479,661	0.49%	16.05%
2011	0.00%	985	22.948246	22,604	0.64%	-22.37%
2011	0.50%	19,654	21.693374	426,362	0.64%	-22.76%
2011	0.80%	2,961	20.973634	62,103	0.64%	-22.99%
2011	1.00%	22,453	20.200753	453,568	0.64%	-23.15%
2010	0.00%	3,906	29.562687	115,472	0.06%	16.17%
2010	0.50%	28,449	28.086103	799,022	0.06%	15.60%
2010	0.80%	3,689	27.235796	100,473	0.06%	15.25%
2010	1.00%	22,540	26.284637	592,456	0.06%	15.02%
NVIT International Equity Fund - Class I (GIG)
2014	0.00%	26,132	16.566460	432,915	2.89%	-0.45%
2014	0.50%	216,564	15.427137	3,340,962	2.89%	-0.94%
2014	0.80%	34,206	14.781599	505,619	2.89%	-1.24%
2014	1.00%	2,802	14.442552	40,468	2.89%	-1.44%
2013	0.00%	7,722	16.641029	128,502	0.54%	17.83%
2013	0.50%	29,091	15.574278	453,071	0.54%	17.24%
2013	0.80%	4,751	14.967429	71,110	0.54%	16.89%
2013	1.00%	1,823	14.653397	26,713	0.54%	16.66%
2012	0.00%	9,497	14.122631	134,123	0.85%	15.61%
2012	0.50%	30,028	13.283536	398,878	0.85%	15.03%
2012	0.80%	5,275	12.804278	67,543	0.85%	14.68%
2012	1.00%	1,136	12.560723	14,269	0.85%	14.46%
2011	0.00%	11,889	12.216006	145,236	1.21%	-9.76%
2011	0.50%	29,995	11.547898	346,379	1.21%	-10.21%
2011	0.80%	5,692	11.164772	63,550	1.21%	-10.48%
2011	1.00%	2,338	10.974373	25,658	1.21%	-10.66%
2010	0.00%	11,232	13.537857	152,057	0.86%	13.29%
2010	0.50%	38,649	12.861523	497,085	0.86%	12.73%
2010	0.80%	6,415	12.472134	80,009	0.86%	12.39%
2010	1.00%	6,894	12.283958	84,686	0.86%	12.16%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2014	0.00%	68,047	$14.520984	$988,109	0.88%	6.60%
2014	0.50%	810,822	14.044790	11,387,825	0.88%	6.07%
2014	0.80%	161,234	13.766559	2,219,637	0.88%	5.75%
2014	1.00%	4,364	13.584144	59,281	0.88%	5.54%
2013	0.00%	80,186	13.621982	1,092,292	1.04%	43.82%
2013	0.50%	889,883	13.241308	11,783,215	1.04%	43.10%
2013	0.80%	204,304	13.018003	2,659,630	1.04%	42.67%
2013	1.00%	4,637	12.871222	59,684	1.04%	42.39%
2012	0.00%	81,034	9.471654	767,526	1.47%	16.94%
2012	0.50%	929,767	9.253058	8,603,188	1.47%	16.36%
2012	0.80%	244,333	9.124314	2,229,371	1.47%	16.01%
2011	0.00%	88,502	8.099461	716,818	0.57%	-11.62%
2011	0.50%	1,006,367	7.952277	8,002,909	0.57%	-12.06%
2011	0.80%	281,765	7.865245	2,216,151	0.57%	-12.32%
2010	0.00%	101,840	9.164158	933,278	0.21%	15.61%
2010	0.50%	1,125,978	9.042668	10,181,845	0.21%	15.03%
2010	0.80%	315,664	8.970544	2,831,678	0.21%	14.69%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2014	0.50%	7,812	16.094343	125,729	0.95%	10.05%
2014	0.80%	824	15.775608	12,999	0.95%	9.72%
2013	0.50%	8,369	14.624455	122,392	0.94%	38.07%
2013	0.80%	967	14.377892	13,903	0.94%	37.66%
2012	0.50%	8,154	10.591756	86,365	0.59%	10.94%
2012	0.80%	540	10.444446	5,640	0.59%	10.61%
2011	0.50%	23,204	9.547148	221,532	0.78%	-3.66%
2011	0.80%	1,623	9.442714	15,326	0.78%	-3.95%
2010	0.50%	3,454	9.910000	34,229	1.85%	22.96%
2010	0.80%	163	9.830999	1,602	1.85%	22.60%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2014	0.50%	17,610	13.627822	239,986	2.11%	3.95%
2014	0.80%	6,305	13.357922	84,222	2.11%	3.64%
2013	0.50%	18,478	13.109417	242,236	1.50%	29.00%
2013	0.80%	7,976	12.888391	102,798	1.50%	28.62%
2012	0.50%	8,186	10.162172	83,188	1.08%	15.64%
2012	0.80%	7,584	10.020827	75,998	1.08%	15.30%
2011	0.50%	10,030	8.787510	88,139	2.01%	-6.65%
2011	0.80%	5,766	8.691366	50,114	2.01%	-6.93%
2010	0.50%	7,354	9.413816	69,229	0.36%	14.43%
2010	0.80%	3,331	9.338751	31,107	0.36%	14.09%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2014	0.00%	407	13.947302	5,677	2.23%	4.46%
2014	0.50%	24,444	13.490111	329,752	2.23%	3.94%
2014	0.80%	4,636	13.222946	61,302	2.23%	3.63%
2013	0.00%	417	13.351426	5,568	2.05%	14.72%
2013	0.50%	26,818	12.978480	348,057	2.05%	14.15%
2013	0.80%	6,218	12.759683	79,340	2.05%	13.80%
2012	0.00%	426	11.638522	4,958	1.48%	11.24%
2012	0.50%	12,209	11.370100	138,818	1.48%	10.68%
2012	0.80%	8,407	11.211995	94,259	1.48%	10.35%
2011	0.00%	437	10.462826	4,572	2.59%	-1.26%
2011	0.50%	3,104	10.272876	31,887	2.59%	-1.75%
2011	0.80%	10,388	10.160539	105,548	2.59%	-2.05%
2010	0.00%	447	10.596561	4,737	1.01%	10.46%
2010	0.50%	13,188	10.456211	137,897	1.01%	9.91%
2010	0.80%	8,559	10.372881	88,781	1.01%	9.58%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2014	0.00%	452	$14.183683	$6,411	2.46%	4.70%
2014	0.50%	49,019	13.718657	672,475	2.46%	4.18%
2014	0.80%	7,603	13.447019	102,238	2.46%	3.87%
2013	0.00%	463	13.546578	6,272	1.94%	21.44%
2013	0.50%	52,578	13.168123	692,354	1.94%	20.84%
2013	0.80%	8,110	12.946159	104,993	1.94%	20.48%
2012	0.00%	474	11.154725	5,287	1.51%	13.74%
2012	0.50%	39,272	10.897413	427,963	1.51%	13.17%
2012	0.80%	6,735	10.745888	72,374	1.51%	12.83%
2011	0.00%	485	9.807509	4,757	2.24%	-3.37%
2011	0.50%	34,007	9.629406	327,467	2.24%	-3.85%
2011	0.80%	7,281	9.524103	69,345	2.24%	-4.13%
2010	0.00%	497	10.149086	5,044	0.75%	12.46%
2010	0.50%	31,110	10.014640	311,555	0.75%	11.89%
2010	0.80%	7,218	9.934815	71,709	0.75%	11.56%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2014	0.00%	250	13.120260	3,280	0.27%	3.42%
2014	0.50%	8,580	12.690207	108,882	0.27%	2.91%
2014	0.80%	897	12.438930	11,158	0.27%	2.60%
2013	0.00%	256	12.686282	3,248	1.85%	5.03%
2013	0.50%	118,087	12.331960	1,456,244	1.85%	4.50%
2013	0.80%	3,870	12.124095	46,920	1.85%	4.19%
2012	0.00%	262	12.078891	3,165	1.97%	7.58%
2012	0.50%	125,677	11.800384	1,483,037	1.97%	7.04%
2012	0.80%	2,499	11.636337	29,079	1.97%	6.72%
2011	0.00%	2,769	11.227964	31,090	2.16%	1.50%
2011	0.50%	7,054	11.024191	77,765	2.16%	0.99%
2011	0.80%	2,400	10.903683	26,169	2.16%	0.69%
2010	0.00%	2,051	11.062310	22,689	1.23%	6.87%
2010	0.50%	22,454	10.915841	245,104	1.23%	6.33%
2010	0.80%	2,943	10.828868	31,869	1.23%	6.01%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2014	0.00%	7,957	14.072360	111,974	2.49%	4.66%
2014	0.50%	62,397	13.611027	849,287	2.49%	4.14%
2014	0.80%	18,118	13.341496	241,721	2.49%	3.82%
2013	0.00%	8,120	13.446120	109,182	1.72%	17.98%
2013	0.50%	61,511	13.070501	803,980	1.72%	17.39%
2013	0.80%	22,118	12.850167	284,220	1.72%	17.04%
2012	0.00%	8,286	11.397169	94,437	1.52%	12.45%
2012	0.50%	61,650	11.134287	686,429	1.52%	11.89%
2012	0.80%	22,093	10.979484	242,570	1.52%	11.55%
2011	0.00%	8,440	10.135390	85,543	2.45%	-2.25%
2011	0.50%	61,673	9.951354	613,730	2.45%	-2.73%
2011	0.80%	21,926	9.842542	215,808	2.45%	-3.02%
2010	0.00%	8,618	10.368348	89,354	0.95%	11.42%
2010	0.50%	75,415	10.230997	771,571	0.95%	10.87%
2010	0.80%	21,238	10.149462	215,554	0.95%	10.54%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2014	0.50%	41,362	$13.659891	$565,000	2.60%	4.14%
2014	0.80%	11,437	13.389348	153,134	2.60%	3.82%
2013	0.50%	37,730	13.117335	494,917	1.59%	23.74%
2013	0.80%	13,960	12.896172	180,031	1.59%	23.36%
2012	0.50%	28,065	10.601144	297,521	1.37%	14.10%
2012	0.80%	18,386	10.453700	192,202	1.37%	13.75%
2011	0.50%	18,827	9.291441	174,930	2.58%	-5.05%
2011	0.80%	20,521	9.189793	188,584	2.58%	-5.33%
2010	0.50%	11,208	9.785569	109,677	0.83%	12.93%
2010	0.80%	17,780	9.707544	172,600	0.83%	12.59%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2014	0.00%	10,355	13.718708	142,057	2.34%	4.17%
2014	0.50%	9,359	13.269010	124,185	2.34%	3.65%
2014	0.80%	2,941	13.006282	38,251	2.34%	3.34%
2013	0.00%	12,117	13.169178	159,571	1.72%	11.33%
2013	0.50%	10,274	12.801334	131,521	1.72%	10.78%
2013	0.80%	3,671	12.585576	46,202	1.72%	10.44%
2012	0.00%	12,345	11.828808	146,027	1.57%	10.13%
2012	0.50%	13,367	11.556019	154,469	1.57%	9.58%
2012	0.80%	4,247	11.395367	48,396	1.57%	9.25%
2011	0.00%	12,584	10.740467	135,158	2.72%	-0.28%
2011	0.50%	15,078	10.545498	159,005	2.72%	-0.78%
2011	0.80%	5,377	10.430205	56,083	2.72%	-1.07%
2010	0.00%	12,829	10.770841	138,179	1.16%	9.31%
2010	0.50%	29,763	10.628200	316,327	1.16%	8.77%
2010	0.80%	5,352	10.543510	56,429	1.16%	8.44%
NVIT Core Bond Fund - Class I (NVCBD1)
2014	0.00%	1,056	13.708553	14,476	2.56%	5.06%
2014	0.50%	22,151	13.259207	293,705	2.56%	4.53%
2014	0.80%	1,802	12.996712	23,420	2.56%	4.22%
2014	1.00%	14,961	12.824610	191,869	2.56%	4.01%
2013	0.00%	632	13.048920	8,247	2.58%	-1.91%
2013	0.50%	24,060	12.684452	305,188	2.58%	-2.40%
2013	0.80%	2,795	12.470693	34,856	2.58%	-2.69%
2013	1.00%	17,988	12.330187	221,795	2.58%	-2.89%
2012	0.00%	5,364	13.303193	71,358	3.26%	7.75%
2012	0.50%	15,991	12.996442	207,826	3.26%	7.22%
2012	0.80%	1,564	12.815824	20,044	3.26%	6.89%
2012	1.00%	13,058	12.696813	165,795	3.26%	6.68%
2011	0.00%	10,606	12.345910	130,941	3.44%	6.59%
2011	0.50%	18,261	12.121845	221,357	3.44%	6.06%
2011	0.80%	1,634	11.989375	19,591	3.44%	5.75%
2011	1.00%	10,223	11.901878	121,673	3.44%	5.54%
2010	0.00%	5,920	11.582155	68,566	3.10%	7.06%
2010	0.50%	11,379	11.428775	130,048	3.10%	6.52%
2010	0.80%	1,336	11.337733	15,147	3.10%	6.20%
2010	1.00%	6,040	11.277452	68,116	3.10%	5.99%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2014	0.50%	13,598	$14.335263	$194,931	2.44%	4.57%
2014	0.80%	1,107	14.051506	15,555	2.44%	4.25%
2013	0.50%	10,722	13.709338	146,992	2.06%	-2.26%
2013	0.80%	1,157	13.478328	15,594	2.06%	-2.56%
2012	0.50%	13,334	14.026661	187,031	2.43%	6.84%
2012	0.80%	1,636	13.831749	22,629	2.43%	6.52%
2011	0.50%	10,094	13.128149	132,516	2.91%	5.84%
2011	0.80%	828	12.984709	10,751	2.91%	5.53%
2010	0.50%	3,988	12.403480	49,465	2.97%	7.81%
2010	0.80%	1,345	12.304709	16,550	2.97%	7.49%
NVIT Nationwide Fund - Class I (TRF)
2014	0.00%	89,844	34.807939	3,127,284	1.16%	12.15%
2014	0.50%	371,203	73.865693	27,419,167	1.16%	11.59%
2014	0.80%	342,313	57.906704	19,822,218	1.16%	11.25%
2014	1.00%	74,532	15.525349	1,157,135	1.16%	11.03%
2013	0.00%	101,369	31.037588	3,146,249	1.32%	31.10%
2013	0.50%	369,380	66.194760	24,451,020	1.32%	30.45%
2013	0.80%	411,985	52.049003	21,443,409	1.32%	30.06%
2013	1.00%	85,828	13.982782	1,200,114	1.32%	29.80%
2012	0.00%	117,116	23.674524	2,772,666	1.41%	14.21%
2012	0.50%	378,810	50.744233	19,222,423	1.41%	13.64%
2012	0.80%	486,478	40.020036	19,468,867	1.41%	13.30%
2012	1.00%	98,516	10.772753	1,061,289	1.41%	13.08%
2011	0.00%	142,775	20.728147	2,959,461	1.14%	0.53%
2011	0.50%	412,184	44.652135	18,404,896	1.14%	0.03%
2011	0.80%	542,718	35.321483	19,169,605	1.14%	-0.27%
2011	1.00%	108,508	9.527060	1,033,762	1.14%	-0.47%
2011	1.30%	3	34.329664	103	1.14%	-0.77%
2010	0.00%	168,440	20.619110	3,473,083	1.02%	13.45%
2010	0.50%	444,744	44.639451	19,853,128	1.02%	12.88%
2010	0.80%	599,906	35.417325	21,247,066	1.02%	12.55%
2010	1.00%	113,338	9.571998	1,084,871	1.02%	12.32%
NVIT Government Bond Fund - Class I (GBF)
2014	0.00%	45,593	25.830432	1,177,687	1.97%	4.57%
2014	0.50%	81,961	43.628136	3,575,806	1.97%	4.05%
2014	0.80%	32,043	32.219240	1,032,401	1.97%	3.74%
2014	1.00%	32,342	16.783889	542,825	1.97%	3.53%
2013	0.00%	51,599	24.701818	1,274,589	1.81%	-4.06%
2013	0.50%	88,492	41.930997	3,710,558	1.81%	-4.53%
2013	0.80%	37,197	31.058943	1,155,300	1.81%	-4.82%
2013	1.00%	38,465	16.211842	623,589	1.81%	-5.01%
2012	0.00%	66,264	25.745883	1,706,025	2.14%	3.06%
2012	0.50%	112,707	43.922389	4,950,361	2.14%	2.54%
2012	0.80%	44,154	32.631769	1,440,823	2.14%	2.23%
2012	1.00%	75,338	17.066917	1,285,787	2.14%	2.03%
2011	0.00%	71,393	24.982190	1,783,553	2.93%	7.25%
2011	0.50%	134,783	42.833702	5,773,255	2.93%	6.72%
2011	0.80%	52,003	31.918804	1,659,874	2.93%	6.40%
2011	1.00%	101,054	16.727524	1,690,383	2.93%	6.19%
2010	0.00%	78,091	23.292436	1,818,930	2.93%	4.78%
2010	0.50%	150,926	40.136055	6,057,574	2.93%	4.26%
2010	0.80%	60,113	29.998155	1,803,279	2.93%	3.95%
2010	1.00%	114,512	15.752353	1,803,833	2.93%	3.74%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Growth Fund - Class I (CAF)
2014	0.00%	42,177	$24.659135	$1,040,048	0.35%	11.33%
2014	0.50%	233,410	35.298207	8,238,954	0.35%	10.77%
2014	0.80%	133,465	33.857321	4,518,767	0.35%	10.44%
2014	1.00%	46,212	10.234057	472,936	0.35%	10.22%
2013	0.00%	48,008	22.149716	1,063,364	0.67%	29.74%
2013	0.50%	236,432	31.865009	7,533,908	0.67%	29.09%
2013	0.80%	162,440	30.656078	4,979,773	0.67%	28.71%
2013	1.00%	52,842	9.284963	490,636	0.67%	28.45%
2013	1.30%	21	27.505011	578	0.67%	28.06%
2012	0.00%	58,712	17.072452	1,002,358	0.55%	14.02%
2012	0.50%	248,603	24.683788	6,136,464	0.55%	13.45%
2012	0.80%	189,859	23.818612	4,522,178	0.55%	13.11%
2012	1.00%	54,423	7.228500	393,397	0.55%	12.88%
2011	0.00%	71,801	14.973016	1,075,078	0.58%	-0.69%
2011	0.50%	266,244	21.757113	5,792,701	0.58%	-1.18%
2011	0.80%	211,204	21.057718	4,447,474	0.58%	-1.48%
2011	1.00%	57,501	6.403442	368,204	0.58%	-1.68%
2010	0.00%	72,600	15.077159	1,094,602	0.63%	19.25%
2010	0.50%	281,742	22.018021	6,203,401	0.63%	18.65%
2010	0.80%	237,543	21.374125	5,077,274	0.63%	18.30%
2010	1.00%	40,018	6.512646	260,623	0.63%	18.06%
NVIT International Index Fund - Class II (GVIX2)
2014	0.00%	14,528	9.333223	135,593	1.63%	-6.67%	4/25/2014
2014	0.50%	27,931	9.301297	259,795	1.63%	-6.99%	4/25/2014
2014	0.80%	635	9.282195	5,894	1.63%	-7.18%	4/25/2014
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	0.00%	3,692	22.936445	84,681	1.55%	4.99%
2014	0.50%	81,629	21.500362	1,755,053	1.55%	4.46%
2014	0.80%	16,565	20.682213	342,601	1.55%	4.15%
2014	1.00%	791	20.154085	15,942	1.55%	3.94%
2013	0.00%	3,770	21.847269	82,364	1.68%	27.25%
2013	0.50%	92,423	20.582038	1,902,254	1.68%	26.61%
2013	0.80%	19,777	19.858311	392,738	1.68%	26.23%
2013	1.00%	797	19.389984	15,454	1.68%	25.98%
2012	0.00%	3,629	17.169227	62,307	1.52%	15.90%
2012	0.50%	88,197	16.255930	1,433,724	1.52%	15.32%
2012	0.80%	23,100	15.731416	363,396	1.52%	14.98%
2012	1.00%	805	15.391139	12,390	1.52%	14.75%
2011	0.00%	3,697	14.813448	54,765	1.80%	-3.93%
2011	0.50%	95,067	14.095927	1,340,057	1.80%	-4.41%
2011	0.80%	27,902	13.682175	381,760	1.80%	-4.70%
2011	1.00%	820	13.413080	10,999	1.80%	-4.89%
2010	0.00%	13,121	15.419576	202,320	1.64%	14.63%
2010	0.50%	99,024	14.746126	1,460,220	1.64%	14.06%
2010	0.80%	37,157	14.356213	533,434	1.64%	13.72%
2010	1.00%	834	14.101999	11,761	1.64%	13.49%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2014	0.00%	14,741	$16.733256	$246,665	3.02%	4.59%
2014	0.50%	5,378	16.265827	87,478	3.02%	4.06%
2014	0.80%	1,331	15.991674	21,285	3.02%	3.75%
2013	0.50%	5,308	15.630658	82,968	1.71%	12.86%
2013	0.80%	1,587	15.413373	24,461	1.71%	12.52%
2012	0.50%	4,538	13.849830	62,851	1.85%	8.84%
2012	0.80%	2,262	13.698322	30,986	1.85%	8.51%
2011	0.50%	4,133	12.725028	52,593	2.03%	0.38%
2011	0.80%	1,419	12.623728	17,913	2.03%	0.08%
2010	0.50%	17,228	12.676549	218,392	1.09%	9.27%
2010	0.80%	516	12.613336	6,508	1.09%	8.94%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2014	0.00%	234	19.114689	4,473	1.50%	5.21%
2014	0.50%	3,307	18.580794	61,447	1.50%	4.69%
2014	0.80%	2,283	18.267630	41,705	1.50%	4.37%
2013	0.00%	248	18.167791	4,506	1.88%	19.49%
2013	0.50%	4,501	17.748867	79,888	1.88%	18.90%
2013	0.80%	2,886	17.502158	50,511	1.88%	18.54%
2012	0.50%	3,118	14.927778	46,545	1.64%	11.69%
2012	0.80%	2,912	14.764482	42,994	1.64%	11.35%
2011	0.50%	3,601	13.365506	48,129	1.77%	-1.43%
2011	0.80%	2,553	13.259099	33,850	1.77%	-1.72%
2010	0.80%	271	13.491613	3,656	1.63%	11.14%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	0.00%	4,024	16.788858	67,558	1.78%	3.89%
2014	0.50%	9,741	15.737835	153,302	1.78%	3.37%
2014	0.80%	10,194	15.139054	154,328	1.78%	3.06%
2014	1.00%	12,170	14.752556	179,539	1.78%	2.86%
2013	0.00%	5,998	16.160183	96,929	1.58%	4.83%
2013	0.50%	14,238	15.224446	216,766	1.58%	4.31%
2013	0.80%	10,338	14.689194	151,857	1.58%	4.00%
2013	1.00%	7,843	14.342829	112,491	1.58%	3.79%
2012	0.00%	9,213	15.415374	142,022	1.31%	5.18%
2012	0.50%	21,627	14.595544	315,658	1.31%	4.65%
2012	0.80%	11,313	14.124710	159,793	1.31%	4.34%
2012	1.00%	6,951	13.819265	96,058	1.31%	4.13%
2011	0.00%	6,588	14.656785	96,559	2.41%	2.93%
2011	0.50%	41,779	13.947019	582,693	2.41%	2.42%
2011	0.80%	13,467	13.537768	182,313	2.41%	2.11%
2011	1.00%	6,801	13.271591	90,260	2.41%	1.91%
2010	0.00%	8,555	14.239553	121,819	2.28%	5.89%
2010	0.50%	39,855	13.617720	542,734	2.28%	5.36%
2010	0.80%	13,404	13.257742	177,707	2.28%	5.05%
2010	1.00%	6,820	13.023020	88,817	2.28%	4.84%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.00%	69,066	$20.542646	$1,418,798	1.65%	5.18%
2014	0.50%	97,671	19.256487	1,880,800	1.65%	4.66%
2014	0.80%	45,931	18.523829	850,818	1.65%	4.34%
2014	1.00%	11,748	18.050914	212,062	1.65%	4.13%
2013	0.00%	80,435	19.530736	1,570,955	1.61%	16.63%
2013	0.50%	105,749	18.399703	1,945,750	1.61%	16.05%
2013	0.80%	51,634	17.752817	916,649	1.61%	15.70%
2013	1.00%	19,722	17.334221	341,866	1.61%	15.47%
2012	0.00%	77,643	16.746328	1,300,235	1.58%	10.81%
2012	0.50%	112,911	15.855596	1,790,271	1.58%	10.26%
2012	0.80%	70,907	15.344089	1,088,003	1.58%	9.93%
2012	1.00%	21,064	15.012265	316,218	1.58%	9.71%
2011	0.00%	109,350	15.112388	1,652,540	2.13%	-0.04%
2011	0.50%	137,944	14.380454	1,983,697	2.13%	-0.54%
2011	0.80%	75,950	13.958439	1,060,143	2.13%	-0.84%
2011	1.00%	18,271	13.683980	250,020	2.13%	-1.03%
2010	0.00%	90,987	15.118520	1,375,589	1.97%	10.91%
2010	0.50%	150,866	14.458239	2,181,257	1.97%	10.36%
2010	0.80%	84,980	14.076015	1,196,180	1.97%	10.03%
2010	1.00%	17,093	13.826815	236,342	1.97%	9.81%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	0.00%	34,780	22.110620	769,007	1.70%	4.96%
2014	0.50%	158,084	20.726276	3,276,493	1.70%	4.43%
2014	0.80%	44,344	19.937630	884,114	1.70%	4.12%
2014	1.00%	19,783	19.428613	384,356	1.70%	3.91%
2013	0.00%	33,364	21.066347	702,858	1.63%	22.38%
2013	0.50%	165,735	19.846371	3,289,238	1.63%	21.77%
2013	0.80%	51,703	19.148562	990,038	1.63%	21.40%
2013	1.00%	19,992	18.697056	373,792	1.63%	21.16%
2012	0.00%	38,658	17.214305	665,471	1.56%	13.76%
2012	0.50%	166,722	16.298646	2,717,343	1.56%	13.19%
2012	0.80%	67,326	15.772806	1,061,920	1.56%	12.85%
2012	1.00%	35,372	15.431703	545,850	1.56%	12.63%
2011	0.00%	37,793	15.132127	571,888	2.01%	-2.13%
2011	0.50%	204,010	14.399187	2,937,578	2.01%	-2.61%
2011	0.80%	81,321	13.976593	1,136,591	2.01%	-2.90%
2011	1.00%	35,914	13.701766	492,085	2.01%	-3.10%
2010	0.00%	46,787	15.460895	723,369	1.87%	12.83%
2010	0.50%	218,019	14.785639	3,223,550	1.87%	12.27%
2010	0.80%	89,682	14.394739	1,290,949	1.87%	11.94%
2010	1.00%	36,475	14.139877	515,752	1.87%	11.71%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	0.00%	6,719	$18.988951	$127,587	1.81%	4.74%
2014	0.50%	160,074	17.800116	2,849,336	1.81%	4.22%
2014	0.80%	10,824	17.122895	185,338	1.81%	3.90%
2014	1.00%	24,842	16.685759	414,508	1.81%	3.70%
2013	0.00%	6,944	18.129719	125,893	1.73%	10.49%
2013	0.50%	155,987	17.079857	2,664,236	1.73%	9.94%
2013	0.80%	12,071	16.479401	198,923	1.73%	9.61%
2013	1.00%	19,910	16.090841	320,369	1.73%	9.40%
2012	0.00%	12,744	16.407771	209,101	1.74%	8.04%
2012	0.50%	154,565	15.535096	2,401,182	1.74%	7.50%
2012	0.80%	13,202	15.033966	198,478	1.74%	7.18%
2012	1.00%	12,163	14.708875	178,904	1.74%	6.96%
2011	0.00%	18,920	15.186765	287,334	2.27%	2.06%
2011	0.50%	146,362	14.451279	2,115,118	2.27%	1.55%
2011	0.80%	11,647	14.027229	163,375	2.27%	1.25%
2011	1.00%	13,029	13.751450	179,168	2.27%	1.05%
2010	0.00%	16,332	14.879939	243,019	2.08%	8.52%
2010	0.50%	155,524	14.230110	2,213,124	2.08%	7.98%
2010	0.80%	15,867	13.853943	219,821	2.08%	7.65%
2010	1.00%	28,219	13.608694	384,024	2.08%	7.44%
NVIT Mid Cap Index Fund - Class I (MCIF)
2014	0.00%	20,256	33.175282	671,999	1.07%	9.42%
2014	0.50%	145,643	30.829256	4,490,065	1.07%	8.87%
2014	0.80%	15,989	29.502073	471,709	1.07%	8.55%
2014	1.00%	23,527	26.112699	614,353	1.07%	8.33%
2013	0.00%	21,008	30.319093	636,944	1.14%	33.05%
2013	0.50%	153,576	28.316283	4,348,701	1.14%	32.38%
2013	0.80%	21,551	27.178692	585,728	1.14%	31.99%
2013	1.00%	25,852	24.104406	623,147	1.14%	31.72%
2012	0.00%	18,906	22.788209	430,834	1.01%	17.47%
2012	0.50%	165,403	21.389461	3,537,881	1.01%	16.89%
2012	0.80%	24,568	20.591788	505,899	1.01%	16.53%
2012	1.00%	25,753	18.299103	471,257	1.01%	16.30%
2011	0.00%	26,862	19.398700	521,088	0.77%	-2.54%
2011	0.50%	190,987	18.299463	3,494,960	0.77%	-3.03%
2011	0.80%	26,979	17.670078	476,721	0.77%	-3.32%
2011	1.00%	33,507	15.734191	527,206	0.77%	-3.51%
2010	0.00%	33,688	19.905073	670,562	1.24%	26.20%
2010	0.50%	197,467	18.871107	3,726,421	1.24%	25.57%
2010	0.80%	29,893	18.276712	546,346	1.24%	25.20%
2010	1.00%	27,986	16.306885	456,364	1.24%	24.95%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Money Market Fund - Class I (SAM)
2014	0.00%	194,903	$15.554998	$3,031,716	0.00%
2014	0.50%	510,842	20.341726	10,391,408	0.00%	-0.50%
2014	0.80%	122,808	15.903266	1,953,048	0.00%	-0.80%
2014	1.00%	251,792	10.747367	2,706,101	0.00%	-1.00%
2013	0.00%	185,079	15.554998	2,856,986	0.00%
2013	0.50%	522,730	20.443941	10,686,661	0.00%	-0.50%
2013	0.80%	135,933	16.031513	2,179,212	0.00%	-0.80%
2013	1.00%	265,650	10.855923	2,883,876	0.00%	-1.00%
2013	1.30%	886	15.030270	13,317	0.00%	-1.30%
2012	0.00%	202,588	15.554998	3,151,256	0.00%
2012	0.50%	646,978	20.546671	13,293,244	0.00%	-0.50%
2012	0.80%	158,342	16.160793	2,558,932	0.00%	-0.80%
2012	1.00%	284,606	10.965576	3,120,869	0.00%	-1.00%
2012	1.30%	1,044	15.228234	15,898	0.00%	-1.30%
2011	0.00%	276,659	15.554998	4,303,430	0.00%	0.00%
2011	0.50%	656,999	20.650204	13,567,163	0.00%	-0.50%
2011	0.80%	172,798	16.291469	2,815,133	0.00%	-0.80%
2011	1.00%	314,552	11.076639	3,484,179	0.00%	-1.00%
2011	1.30%	428	15.429352	6,604	0.00%	-1.30%
2010	0.00%	229,241	15.554987	3,565,841	0.00%	0.00%
2010	0.50%	519,077	20.753682	10,772,759	0.00%	-0.50%
2010	0.80%	116,670	16.422479	1,916,011	0.00%	-0.80%
2010	1.00%	304,520	11.188204	3,407,032	0.00%	-1.00%
2010	1.30%	250	15.632002	3,908	0.00%	-1.30%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2014	0.00%	19,560	9.795541	191,601	1.06%	-2.04%	4/25/2014
2014	0.50%	348,409	9.762049	3,401,186	1.06%	-2.38%	4/25/2014
2014	0.80%	56,211	9.742002	547,608	1.06%	-2.58%	4/25/2014
2014	1.00%	22,023	9.728663	214,254	1.06%	-2.71%	4/25/2014
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2014	0.00%	3,808	18.973981	72,253	3.04%	-9.46%
2014	0.50%	21,382	17.898487	382,705	3.04%	-9.92%
2014	0.80%	3,788	17.282666	65,467	3.04%	-10.19%
2013	0.00%	302	20.957356	6,329	2.32%	21.41%
2013	0.50%	6,629	19.868606	131,709	2.32%	20.80%
2013	0.80%	894	19.242679	17,203	2.32%	20.44%
2012	0.00%	308	17.262313	5,317	0.39%	17.29%
2012	0.50%	7,162	16.447511	117,797	0.39%	16.71%
2012	0.80%	1,142	15.977207	18,246	0.39%	16.36%
2011	0.00%	315	14.717057	4,636	1.51%	-16.24%
2011	0.50%	7,720	14.092846	108,797	1.51%	-16.66%
2011	0.80%	1,263	13.731085	17,342	1.51%	-16.91%
2010	0.00%	321	17.570720	5,640	2.16%	6.19%
2010	0.50%	14,066	16.909786	237,853	2.16%	5.66%
2010	0.80%	1,735	16.525211	28,671	2.16%	5.34%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2014	0.00%	19,677	$16.038508	$315,590	0.50%	10.44%
2014	0.50%	94,808	15.512706	1,470,729	0.50%	9.88%
2014	0.80%	11,355	15.205499	172,658	0.50%	9.56%
2014	1.00%	13,010	15.004103	195,203	0.50%	9.34%
2013	0.00%	23,427	14.522943	340,229	0.82%	34.74%
2013	0.50%	102,442	14.117223	1,446,197	0.82%	34.07%
2013	0.80%	13,122	13.879225	182,123	0.82%	33.67%
2013	1.00%	8,311	13.722812	114,050	0.82%	33.40%
2012	0.00%	26,317	10.778503	283,658	0.46%	16.35%
2012	0.50%	89,102	10.529858	938,231	0.46%	15.77%
2012	0.80%	18,210	10.383415	189,082	0.46%	15.43%
2012	1.00%	8,944	10.286933	92,006	0.46%	15.19%
2011	0.00%	29,306	9.263525	271,477	0.01%	-2.91%
2011	0.50%	109,085	9.095279	992,159	0.01%	-3.39%
2011	0.80%	21,034	8.995790	189,217	0.01%	-3.68%
2011	1.00%	16,222	8.930079	144,864	0.01%	-3.87%
2010	0.00%	31,606	9.540808	301,547	0.07%	15.51%
2010	0.50%	128,373	9.414378	1,208,552	0.07%	14.93%
2010	0.80%	23,761	9.339315	221,911	0.07%	14.59%
2010	1.00%	20,763	9.289615	192,880	0.07%	14.36%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2014	0.00%	11,628	15.226743	177,057	1.15%	10.52%
2014	0.50%	69,360	14.727421	1,021,494	1.15%	9.97%
2014	0.80%	8,172	14.435726	117,969	1.15%	9.64%
2014	1.00%	1,159	16.665961	19,316	1.15%	9.42%
2013	0.00%	12,985	13.777622	178,902	1.39%	35.44%
2013	0.50%	89,433	13.392610	1,197,741	1.39%	34.76%
2013	0.80%	9,504	13.166780	125,137	1.39%	34.36%
2013	1.00%	1,159	15.231413	17,653	1.39%	34.09%
2012	0.00%	15,807	10.172659	160,799	1.33%	17.81%
2012	0.50%	91,309	9.937905	907,420	1.33%	17.22%
2012	0.80%	12,168	9.799657	119,242	1.33%	16.87%
2012	1.00%	1,255	11.358976	14,256	1.33%	16.64%
2011	0.00%	34,148	8.634796	294,861	1.08%	-5.83%
2011	0.50%	96,838	8.477900	820,983	1.08%	-6.30%
2011	0.80%	13,969	8.385144	117,132	1.08%	-6.58%
2011	1.00%	1,262	9.738891	12,290	1.08%	-6.77%
2010	0.00%	35,838	9.169345	328,611	0.84%	13.05%
2010	0.50%	101,632	9.047788	919,545	0.84%	12.48%
2010	0.80%	16,970	8.975644	152,317	0.84%	12.15%
2010	1.00%	12,610	10.445550	131,718	0.84%	4.46%	4/30/2010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2014	0.00%	77,500	$16.103721	$1,248,038	0.00%	4.04%
2014	0.50%	1,415,623	15.575735	22,049,369	0.00%	3.52%
2014	0.80%	435,572	15.267231	6,649,978	0.00%	3.21%
2014	1.00%	9,797	15.064990	147,592	0.00%	3.00%
2013	0.00%	83,954	15.479098	1,299,532	0.00%	38.94%
2013	0.50%	1,503,890	15.046656	22,628,515	0.00%	38.25%
2013	0.80%	518,987	14.792956	7,677,352	0.00%	37.84%
2013	1.00%	9,079	14.626229	132,792	0.00%	37.56%
2012	0.00%	87,228	11.140525	971,766	0.00%	14.90%
2012	0.50%	1,587,943	10.883523	17,282,414	0.00%	14.33%
2012	0.80%	642,181	10.732136	6,891,974	0.00%	13.99%
2012	1.00%	5,625	10.632396	59,807	0.00%	13.76%
2011	0.00%	94,806	9.695515	919,193	0.00%	-4.23%
2011	0.50%	1,813,315	9.519437	17,261,738	0.00%	-4.71%
2011	0.80%	731,063	9.415283	6,883,165	0.00%	-4.99%
2011	1.00%	9,617	9.346508	89,885	0.00%	-5.18%
2010	0.00%	101,497	10.123676	1,027,523	0.00%	26.82%
2010	0.50%	1,981,319	9.989544	19,792,473	0.00%	26.19%
2010	0.80%	841,312	9.909902	8,337,319	0.00%	25.81%
2010	1.00%	10,423	9.857166	102,741	0.00%	25.56%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2014	0.00%	36,300	19.031857	690,856	1.35%	17.02%
2014	0.50%	1,008,235	18.407850	18,559,439	1.35%	16.44%
2014	0.80%	252,966	18.043337	4,564,351	1.35%	16.09%
2014	1.00%	10,505	17.804342	187,035	1.35%	15.86%
2013	0.00%	43,783	16.263836	712,080	1.18%	35.68%
2013	0.50%	1,088,971	15.809412	17,215,991	1.18%	35.00%
2013	0.80%	325,582	15.542892	5,060,486	1.18%	34.60%
2013	1.00%	5,611	15.367716	86,228	1.18%	34.33%
2012	0.00%	50,732	11.987208	608,135	1.11%	16.35%
2012	0.50%	1,112,518	11.710634	13,028,291	1.11%	15.76%
2012	0.80%	422,872	11.547772	4,883,229	1.11%	15.42%
2012	1.00%	2,361	11.440460	27,011	1.11%	15.19%
2011	0.00%	61,520	10.303092	633,846	0.81%	-2.32%
2011	0.50%	1,245,189	10.115953	12,596,273	0.81%	-2.81%
2011	0.80%	479,786	10.005304	4,800,405	0.81%	-3.10%
2011	1.00%	2,127	9.932212	21,126	0.81%	-3.29%
2010	0.00%	65,042	10.547920	686,058	1.34%	19.63%
2010	0.50%	1,352,323	10.408149	14,075,179	1.34%	19.04%
2010	0.80%	547,009	10.325176	5,647,964	1.34%	18.68%
2010	1.00%	5,316	10.270231	54,597	1.34%	18.44%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2014	0.00%	16,757	$12.897295	$216,120	0.00%	2.81%
2014	0.50%	81,283	11.985014	974,178	0.00%	2.30%
2014	0.80%	10,876	11.468922	124,736	0.00%	1.99%
2014	1.00%	8,347	11.150957	93,077	0.00%	1.79%
2013	0.00%	19,859	12.544579	249,123	0.00%	44.29%
2013	0.50%	69,680	11.715687	816,349	0.00%	43.57%
2013	0.80%	16,277	11.244880	183,033	0.00%	43.14%
2013	1.00%	70,416	10.955026	771,409	0.00%	42.85%
2012	0.00%	22,570	8.694087	196,226	0.00%	13.44%
2012	0.50%	77,757	8.160266	634,518	0.00%	12.87%
2012	0.80%	15,425	7.855846	121,176	0.00%	12.53%
2012	1.00%	78,406	7.668653	601,268	0.00%	12.31%
2011	0.00%	12,333	7.664195	94,523	0.00%	-0.65%
2011	0.50%	93,597	7.229749	676,683	0.00%	-1.14%
2011	0.80%	18,453	6.981005	128,820	0.00%	-1.44%
2011	1.00%	123,708	6.828337	844,720	0.00%	-1.63%
2010	0.00%	9,144	7.714194	70,539	0.00%	25.45%
2010	0.50%	96,747	7.313318	707,542	0.00%	24.82%
2010	0.80%	17,050	7.082879	120,763	0.00%	24.45%
2010	1.00%	69,271	6.941831	480,868	0.00%	24.20%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2014	0.00%	29,691	44.082799	1,308,862	0.52%	7.02%
2014	0.50%	86,807	40.557464	3,520,672	0.52%	6.49%
2014	0.80%	12,672	38.579063	488,874	0.52%	6.17%
2014	1.00%	10,094	30.296625	305,814	0.52%	5.96%
2013	0.00%	33,572	41.190400	1,382,844	0.82%	40.40%
2013	0.50%	98,427	38.086314	3,748,722	0.82%	39.70%
2013	0.80%	16,716	36.337305	607,414	0.82%	39.28%
2013	1.00%	14,817	28.593267	423,666	0.82%	39.00%
2013	1.30%	43	33.599044	1,445	0.82%	38.59%
2012	0.00%	37,412	29.338040	1,097,595	0.81%	20.44%
2012	0.50%	108,270	27.262957	2,951,760	0.81%	19.84%
2012	0.80%	21,125	26.089050	551,131	0.81%	19.48%
2012	1.00%	13,893	20.570124	285,781	0.81%	19.24%
2011	0.00%	43,501	24.358089	1,059,601	0.46%	-5.07%
2011	0.50%	121,991	22.748905	2,775,162	0.46%	-5.54%
2011	0.80%	23,301	21.834904	508,775	0.46%	-5.83%
2011	1.00%	20,207	17.250436	348,580	0.46%	-6.01%
2010	0.00%	45,999	25.658983	1,180,288	0.59%	26.60%
2010	0.50%	141,538	24.083789	3,408,771	0.59%	25.97%
2010	0.80%	28,308	23.185502	656,335	0.59%	25.60%
2010	1.00%	23,882	18.354081	438,332	0.59%	25.35%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2014	0.00%	38,886	$52.629785	$2,046,562	0.16%	0.82%
2014	0.50%	191,575	63.144833	12,096,971	0.16%	0.31%
2014	0.80%	47,223	60.255595	2,845,450	0.16%	0.01%
2014	1.00%	18,166	22.912330	416,225	0.16%	-0.19%
2013	0.00%	46,240	52.204120	2,413,919	0.14%	40.91%
2013	0.50%	219,955	62.948145	13,845,759	0.14%	40.20%
2013	0.80%	58,555	60.248434	3,527,847	0.14%	39.78%
2013	1.00%	19,379	22.955484	444,854	0.14%	39.51%
2012	0.00%	52,840	37.048983	1,957,668	0.15%	15.50%
2012	0.50%	237,355	44.897637	10,656,679	0.15%	14.93%
2012	0.80%	70,077	43.101045	3,020,392	0.15%	14.58%
2012	1.00%	22,830	16.454928	375,666	0.15%	14.35%
2011	0.00%	58,368	32.076366	1,872,233	0.53%	-5.56%
2011	0.50%	267,316	39.066862	10,443,197	0.53%	-6.03%
2011	0.80%	80,173	37.616516	3,015,829	0.53%	-6.31%
2011	1.00%	26,131	14.389885	376,022	0.53%	-6.50%
2010	0.00%	67,976	33.964289	2,308,757	0.29%	25.32%
2010	0.50%	306,407	41.573237	12,738,331	0.29%	24.69%
2010	0.80%	91,283	40.149925	3,665,006	0.29%	24.32%
2010	1.00%	27,683	15.389709	426,033	0.29%	24.07%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2014	0.00%	6,660	21.721029	144,662	3.15%	3.88%
2014	0.50%	36,654	20.185537	739,881	3.15%	3.37%
2014	0.80%	3,535	19.316793	68,285	3.15%	3.06%
2014	1.00%	11,748	18.382406	215,957	3.15%	2.85%
2013	0.00%	8,647	20.909005	180,800	2.58%	-1.12%
2013	0.50%	43,819	19.528307	855,711	2.58%	-1.62%
2013	0.80%	3,985	18.743985	74,695	2.58%	-1.91%
2013	1.00%	20,238	17.873021	361,714	2.58%	-2.11%
2012	0.00%	14,422	21.146740	304,978	2.55%	12.25%
2012	0.50%	60,062	19.849367	1,192,193	2.55%	11.69%
2012	0.80%	6,494	19.109390	124,096	2.55%	11.35%
2012	1.00%	31,800	18.257940	580,602	2.55%	11.13%
2011	0.00%	13,494	18.839019	254,214	4.57%	5.55%
2011	0.50%	62,879	17.772057	1,117,489	4.57%	5.02%
2011	0.80%	7,241	17.161065	124,263	4.57%	4.71%
2011	1.00%	33,462	16.429316	549,758	4.57%	4.50%
2010	0.00%	13,008	17.848904	232,179	5.92%	10.59%
2010	0.50%	47,334	16.922173	800,994	5.92%	10.04%
2010	0.80%	7,395	16.389349	121,199	5.92%	9.71%
2010	1.00%	20,023	15.721825	314,798	5.92%	9.49%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2014	0.00%	1,202	$11.507465	$13,832	0.95%	0.49%
2014	0.50%	47,119	11.130256	524,447	0.95%	-0.01%
2014	0.80%	3,205	10.909843	34,966	0.95%	-0.31%
2013	0.00%	1,221	11.450912	13,982	1.47%	0.11%
2013	0.50%	48,316	11.131047	537,808	1.47%	-0.39%
2013	0.80%	2,944	10.943432	32,217	1.47%	-0.69%
2012	0.00%	1,240	11.438838	14,184	1.41%	3.52%
2012	0.50%	42,525	11.175048	475,219	1.41%	3.01%
2012	0.80%	3,662	11.019701	40,354	1.41%	2.70%
2011	0.00%	1,279	11.049485	14,132	1.61%	1.30%
2011	0.50%	35,719	10.848926	387,513	1.61%	0.79%
2011	0.80%	4,432	10.730325	47,557	1.61%	0.49%
2010	0.00%	2,211	10.907906	24,117	1.12%	2.42%
2010	0.50%	41,583	10.763451	447,577	1.12%	1.91%
2010	0.80%	4,742	10.677685	50,634	1.12%	1.60%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2014	0.00%	267,651	24.521987	6,563,334	0.71%	8.80%
2014	0.50%	1,607,030	23.837164	38,307,038	0.71%	8.26%
2014	0.80%	278,937	23.435455	6,537,016	0.71%	7.93%
2014	1.00%	83,077	23.171453	1,925,015	0.71%	7.72%
2013	0.00%	287,453	22.538634	6,467,799	0.78%	36.70%
2013	0.50%	1,711,729	22.019016	37,690,588	0.78%	36.02%
2013	0.80%	350,527	21.712988	7,610,989	0.78%	35.61%
2013	1.00%	108,862	21.511366	2,341,770	0.78%	35.34%
2013	1.30%	2	21.212389	42	0.78%	34.94%
2012	0.00%	338,602	16.487341	5,582,647	0.69%	18.68%
2012	0.50%	1,901,644	16.187910	30,783,642	0.69%	18.09%
2012	0.80%	439,107	16.010853	7,030,478	0.69%	17.74%
2012	1.00%	137,473	15.893913	2,184,984	0.69%	17.50%
2012	1.30%	2	15.720064	31	0.69%	17.15%
2011	0.00%	383,225	13.891692	5,323,644	0.67%	-2.23%
2011	0.50%	2,143,935	13.707902	29,388,851	0.67%	-2.72%
2011	0.80%	511,317	13.598787	6,953,291	0.67%	-3.01%
2011	1.00%	199,807	13.526537	2,702,697	0.67%	-3.20%
2011	1.30%	2	13.418859	27	0.67%	-3.49%
2010	0.00%	485,396	14.209081	6,897,031	0.06%	8.80%
2010	0.50%	2,560,843	14.091225	36,085,415	0.06%	8.26%
2010	0.80%	584,895	14.020971	8,200,796	0.06%	7.93%
2010	1.00%	242,433	13.974338	3,387,841	0.06%	7.72%
2010	1.30%	2	13.904670	28	0.06%	7.40%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2014	0.00%	14	16.010507	224	3.71%	-8.15%
2014	0.50%	9,362	15.563156	145,702	3.71%	-8.60%
2014	0.80%	1,846	15.300817	28,245	3.71%	-8.88%
2013	0.00%	65	17.430436	1,133	2.50%	20.09%
2013	0.50%	9,731	17.028404	165,703	2.50%	19.50%
2013	0.80%	722	16.791684	12,124	2.50%	19.14%
2012	0.00%	1,527	14.513999	22,163	3.34%	19.56%
2012	0.50%	4,570	14.250281	65,124	3.34%	18.97%
2012	0.80%	537	14.094377	7,569	3.34%	18.61%
2011	0.00%	176	12.139096	2,136	2.58%	-12.43%
2011	0.50%	2,840	11.978398	34,019	2.58%	-12.86%
2011	0.80%	968	11.883015	11,503	2.58%	-13.12%
2010	0.50%	2,751	13.746466	37,817	2.73%	5.82%
2010	0.80%	565	13.677945	7,728	2.73%	5.50%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Invesco NVIT Comstock Value Fund - Class I (EIF)
2014	0.00%	658	$28.265120	$18,598	1.72%	9.17%
2014	0.50%	27,630	26.663355	736,708	1.72%	8.62%
2014	0.80%	3,211	25.746165	82,671	1.72%	8.30%
2013	0.00%	422	25.891306	10,926	0.00%	35.64%
2013	0.50%	26,632	24.546498	653,722	0.00%	34.96%
2013	0.80%	3,761	23.773344	89,412	0.00%	34.56%
2012	0.00%	4,266	19.088364	81,431	1.07%	18.46%
2012	0.50%	19,373	18.187529	352,347	1.07%	17.87%
2012	0.80%	3,872	17.667550	68,409	1.07%	17.52%
2011	0.00%	3,018	16.113167	48,630	1.30%	-2.32%
2011	0.50%	31,295	15.429859	482,877	1.30%	-2.81%
2011	0.80%	5,701	15.033857	85,708	1.30%	-3.10%
2010	0.00%	3,786	16.496681	62,456	1.54%	15.77%
2010	0.50%	37,441	15.876158	594,419	1.54%	15.19%
2010	0.80%	6,522	15.515100	101,189	1.54%	14.85%
NVIT Real Estate Fund - Class I (NVRE1)
2014	0.00%	57,416	15.751218	904,372	3.09%	28.88%
2014	0.50%	502,640	15.234505	7,657,472	3.09%	28.24%
2014	0.80%	88,638	14.932651	1,323,600	3.09%	27.86%
2014	1.00%	67,483	14.734758	994,346	3.09%	27.60%
2013	0.00%	63,337	12.221280	774,059	1.43%	3.05%
2013	0.50%	476,506	11.879551	5,660,677	1.43%	2.53%
2013	0.80%	112,015	11.679110	1,308,236	1.43%	2.22%
2013	1.00%	17,988	11.547381	207,714	1.43%	2.02%
2012	0.00%	63,489	11.860098	752,986	1.01%	15.79%
2012	0.50%	541,058	11.586264	6,268,841	1.01%	15.21%
2012	0.80%	138,767	11.424998	1,585,413	1.01%	14.86%
2012	1.00%	23,747	11.318740	268,786	1.01%	14.63%
2011	0.00%	67,393	10.243095	690,313	0.86%	6.50%
2011	0.50%	676,021	10.056852	6,798,643	0.86%	5.97%
2011	0.80%	152,282	9.946733	1,514,708	0.86%	5.65%
2011	1.00%	23,921	9.873993	236,196	0.86%	5.44%
2010	0.00%	60,720	9.617905	583,999	1.91%	30.18%
2010	0.50%	723,190	9.490250	6,863,254	1.91%	29.53%
2010	0.80%	178,017	9.414469	1,675,936	1.91%	29.14%
2010	1.00%	17,013	9.364280	159,314	1.91%	28.89%
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2014	0.50%	627	11.724648	7,351	1.84%	2.82%
NVIT Small Cap Index Fund Class II (NVSIX2)
2014	0.50%	3,869	13.147003	50,866	0.64%	4.03%
2014	0.80%	816	13.081404	10,674	0.64%	3.72%
2013	0.50%	3,474	12.637682	43,903	1.91%	26.38%	5/1/2013
2013	0.80%	717	12.612416	9,043	1.91%	26.12%	5/1/2013
NVIT S&P 500 Index Fund Class I (GVEX1)
2014	0.50%	160,730	13.305974	2,138,669	3.30%	12.80%
2014	0.80%	3,835	13.239573	50,774	3.30%	12.46%
2013	0.50%	81,634	11.796496	962,995	2.98%	17.96%	5/1/2013
2013	0.80%	1,118	11.772890	13,162	2.98%	17.73%	5/1/2013
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
2014	0.80%	215	10.894731	2,342	0.99%	0.38%
2013	0.80%	223	10.853777	2,420	1.00%	8.54%	5/1/2013

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Growth and Income Portfolio - Class A (ALVGIA)
2014	0.00%	531	$26.881002	$14,274	1.18%	9.54%
2014	0.50%	12,538	25.357678	317,935	1.18%	9.00%
2014	0.80%	2,134	24.485510	52,252	1.18%	8.67%
2013	0.00%	1,123	24.539482	27,558	1.00%	34.96%
2013	0.50%	28,579	23.264880	664,887	1.00%	34.29%
2013	0.80%	3,190	22.532174	71,878	1.00%	33.89%
2012	0.00%	1,144	18.182276	20,801	1.48%	17.52%
2012	0.50%	13,210	17.324203	228,853	1.48%	16.94%
2012	0.80%	2,673	16.828957	44,984	1.48%	16.59%
2011	0.00%	1,168	15.470995	18,070	1.34%	6.32%
2011	0.50%	15,467	14.814923	229,142	1.34%	5.79%
2011	0.80%	2,845	14.434748	41,067	1.34%	5.47%
2010	0.00%	579	14.551780	8,425	0.00%	13.09%
2010	0.50%	13,218	14.004383	185,110	0.00%	12.53%
2010	0.80%	3,483	13.685906	47,668	0.00%	12.19%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2014	0.00%	2,620	39.225701	102,771	0.72%	9.20%
2014	0.50%	28,066	37.002837	1,038,522	0.72%	8.65%
2014	0.80%	4,559	35.730024	162,893	0.72%	8.33%
2013	0.00%	2,802	35.921574	100,652	0.61%	38.06%
2013	0.50%	25,928	34.055816	882,999	0.61%	37.37%
2013	0.80%	4,748	32.983198	156,604	0.61%	36.96%
2012	0.00%	3,380	26.019263	87,945	0.48%	18.75%
2012	0.50%	30,458	24.791368	755,095	0.48%	18.15%
2012	0.80%	6,050	24.082624	145,700	0.48%	17.80%
2011	0.00%	7,367	21.911401	161,421	0.52%	-8.39%
2011	0.50%	33,867	20.982250	710,606	0.52%	-8.85%
2011	0.80%	6,262	20.443783	128,019	0.52%	-9.12%
2010	0.00%	5,927	23.918151	141,763	0.49%	26.91%
2010	0.50%	44,590	23.018557	1,026,397	0.49%	26.28%
2010	0.80%	7,246	22.495125	163,000	0.49%	25.90%
VP Balanced Fund - Class I (ACVB)
2014	0.00%	10,531	33.831616	356,281	1.53%	9.85%
2014	0.50%	93,740	40.911494	3,835,043	1.53%	9.31%
2014	0.80%	17,062	39.242612	669,557	1.53%	8.98%
2014	1.00%	81,385	17.849288	1,452,664	1.53%	8.76%
2013	0.00%	15,025	30.797107	462,727	1.61%	17.43%
2013	0.50%	83,445	37.428588	3,123,229	1.61%	16.84%
2013	0.80%	19,379	36.009620	697,830	1.61%	16.49%
2013	1.00%	55,383	16.411564	908,922	1.61%	16.26%
2013	1.30%	2	32.309012	65	1.61%	15.91%
2012	0.00%	15,313	26.226727	401,610	2.08%	11.80%
2012	0.50%	78,313	32.033774	2,508,661	2.08%	11.24%
2012	0.80%	23,027	30.911891	711,808	2.08%	10.91%
2012	1.00%	50,790	14.116446	716,974	2.08%	10.69%
2012	1.30%	6	27.874115	167	2.08%	10.35%
2011	0.00%	17,832	23.458367	418,310	1.88%	5.33%
2011	0.50%	70,885	28.796383	2,041,232	1.88%	4.81%
2011	0.80%	24,908	27.871548	694,225	1.88%	4.49%
2011	1.00%	50,131	12.753560	639,349	1.88%	4.29%
2011	1.30%	1	25.258809	25	1.88%	3.97%
2010	0.00%	20,936	22.270938	466,264	1.89%	11.64%
2010	0.50%	75,406	27.475433	2,071,813	1.89%	11.08%
2010	0.80%	27,822	26.672710	742,088	1.89%	10.75%
2010	1.00%	53,697	12.229364	656,680	1.89%	10.53%
2010	1.30%	1	24.293201	24	1.89%	10.19%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Capital Appreciation Fund - Class I (ACVCA)
2014	0.00%	9,725	$35.291244	$343,207	0.00%	8.14%
2014	0.50%	487	84.623910	41,212	0.00%	7.60%
2014	0.80%	379	51.364716	19,467	0.00%	7.28%
2014	1.00%	87,849	16.493073	1,448,900	0.00%	7.06%
2013	0.00%	10,970	32.634394	357,999	0.00%	30.92%
2013	0.50%	490	78.645463	38,536	0.00%	30.27%
2013	0.80%	590	47.879398	28,249	0.00%	29.88%
2013	1.00%	88,819	15.404738	1,368,233	0.00%	29.62%
2013	1.30%	51	46.376355	2,365	0.00%	29.23%
2012	0.00%	11,127	24.926638	277,359	0.00%	16.00%
2012	0.50%	492	60.371528	29,703	0.00%	15.42%
2012	0.80%	545	36.864587	20,091	0.00%	15.08%
2012	1.00%	95,454	11.884565	1,134,429	0.00%	14.84%
2012	1.30%	27	35.886221	969	0.00%	14.50%
2011	0.00%	11,225	21.488190	241,205	0.00%	-6.51%
2011	0.50%	495	52.305178	25,891	0.00%	-6.97%
2011	0.80%	461	32.035223	14,768	0.00%	-7.25%
2011	1.00%	98,038	10.348382	1,014,535	0.00%	-7.44%
2011	1.30%	3	31.341703	94	0.00%	-7.71%
2010	0.00%	13,217	22.983587	303,774	0.00%	31.29%
2010	0.50%	498	56.225138	28,000	0.00%	30.64%
2010	0.80%	486	34.539358	16,786	0.00%	30.25%
2010	1.00%	108,509	11.179591	1,213,086	0.00%	29.99%
VP Income & Growth Fund - Class I (ACVIG)
2014	0.00%	17,764	24.284469	431,389	2.02%	12.50%
2014	0.50%	62,458	22.342598	1,395,474	2.02%	11.94%
2014	0.80%	6,068	21.252856	128,962	2.02%	11.61%
2014	1.00%	41,765	16.988453	709,523	2.02%	11.38%
2013	0.00%	19,481	21.585591	420,509	2.26%	35.82%
2013	0.50%	69,689	19.959048	1,390,926	2.26%	35.14%
2013	0.80%	8,198	19.042593	156,111	2.26%	34.74%
2013	1.00%	42,265	15.252150	644,632	2.26%	34.47%
2012	0.00%	19,436	15.892761	308,892	2.03%	14.74%
2012	0.50%	67,927	14.768780	1,003,199	2.03%	14.17%
2012	0.80%	8,532	14.132942	120,582	2.03%	13.83%
2012	1.00%	8,072	11.342396	91,556	2.03%	13.60%
2011	0.00%	24,364	13.850615	337,456	1.54%	3.11%
2011	0.50%	91,748	12.935713	1,186,826	1.54%	2.60%
2011	0.80%	10,171	12.416062	126,284	1.54%	2.29%
2011	1.00%	8,410	9.984507	83,970	1.54%	2.09%
2010	0.00%	25,652	13.432615	344,573	1.54%	14.15%
2010	0.50%	101,037	12.608071	1,273,882	1.54%	13.58%
2010	0.80%	12,313	12.137849	149,453	1.54%	13.24%
2010	1.00%	7,003	9.780279	68,491	1.54%	13.01%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Inflation Protection Fund - Class II (ACVIP2)
2014	0.00%	17,328	$15.962763	$276,603	1.26%	3.30%
2014	0.50%	52,335	15.056647	787,990	1.26%	2.78%
2014	0.80%	7,336	14.536561	106,640	1.26%	2.48%
2013	0.00%	18,670	15.452863	288,505	1.65%	-8.48%
2013	0.50%	63,472	14.648742	929,785	1.65%	-8.94%
2013	0.80%	11,140	14.185241	158,024	1.65%	-9.21%
2012	0.00%	26,763	16.884507	451,880	2.37%	7.39%
2012	0.50%	103,784	16.086145	1,669,484	2.37%	6.85%
2012	0.80%	13,907	15.623984	217,283	2.37%	6.53%
2011	0.00%	25,289	15.723236	397,625	4.00%	11.74%
2011	0.50%	117,480	15.055027	1,768,665	4.00%	11.19%
2011	0.80%	16,947	14.666531	248,554	4.00%	10.86%
2010	0.00%	23,941	14.070730	336,867	1.70%	5.12%
2010	0.50%	96,102	13.540060	1,301,227	1.70%	4.59%
2010	0.80%	15,032	13.230161	198,876	1.70%	4.28%
VP International Fund - Class I (ACVI)
2014	0.00%	7,668	28.797883	220,822	1.68%	-5.51%
2014	0.80%	572	27.521800	15,742	1.68%	-6.26%
2014	1.00%	22,920	11.421160	261,773	1.68%	-6.45%
2013	0.00%	10,192	30.476017	310,612	1.69%	22.41%
2013	0.80%	572	29.359593	16,794	1.69%	21.44%
2013	1.00%	25,351	12.208224	309,491	1.69%	21.19%
2012	0.00%	13,233	24.896683	329,458	0.85%	21.16%
2012	0.80%	572	24.177125	13,829	0.85%	20.19%
2012	1.00%	27,108	10.073381	273,069	0.85%	19.95%
2011	0.00%	14,027	20.548394	288,232	1.43%	-12.04%
2011	0.80%	572	20.115095	11,506	1.43%	-12.74%
2011	1.00%	29,115	8.397753	244,501	1.43%	-12.92%
2010	0.00%	15,900	23.361398	371,446	2.37%	13.29%
2010	0.50%	133	23.825547	3,169	2.37%	12.73%
2010	0.80%	572	23.052345	13,186	2.37%	12.39%
2010	1.00%	42,377	9.643270	408,653	2.37%	12.17%
VP International Fund - Class III (ACVI3)
2014	0.00%	9,678	17.760638	171,887	1.62%	-5.51%
2013	0.00%	10,941	18.795597	205,643	1.61%	22.41%
2012	0.00%	13,657	15.354631	209,698	0.81%	21.16%
2011	0.00%	16,408	12.672898	207,937	1.42%	-12.04%
2010	0.00%	16,935	14.407773	243,996	2.25%	13.29%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Mid Cap Value Fund - Class I (ACVMV1)
2014	0.00%	3,549	$27.298795	$96,883	1.16%	16.42%
2014	0.50%	75,265	26.010995	1,957,718	1.16%	15.84%
2014	0.80%	4,954	25.267604	125,176	1.16%	15.50%
2013	0.00%	3,576	23.448028	83,850	1.27%	30.11%
2013	0.50%	76,643	22.453819	1,720,928	1.27%	29.47%
2013	0.80%	5,677	21.877612	124,199	1.27%	29.08%
2012	0.00%	2,582	18.021035	46,530	1.97%	16.33%
2012	0.50%	68,118	17.343371	1,181,396	1.97%	15.75%
2012	0.80%	5,768	16.949046	97,762	1.97%	15.40%
2011	0.00%	2,657	15.491583	41,161	1.31%	-0.69%
2011	0.50%	84,192	14.983934	1,261,527	1.31%	-1.19%
2011	0.80%	7,564	14.687355	111,095	1.31%	-1.48%
2010	0.00%	4,230	15.599747	65,987	2.37%	19.25%
2010	0.50%	78,645	15.164047	1,192,576	2.37%	18.66%
2010	0.80%	9,365	14.908480	139,618	2.37%	18.30%
VP Ultra(R) Fund - Class I (ACVU1)
2014	0.00%	257	21.073734	5,416	0.43%	9.99%
2014	0.80%	14	19.042711	267	0.43%	9.12%
2014	1.00%	11,657	18.566230	216,427	0.43%	8.90%
2013	1.00%	10,891	17.048782	185,678	0.31%	35.71%
2012	0.00%	2,867	13.977037	40,072	0.00%	13.92%
2012	1.00%	3,221	12.562574	40,464	0.00%	12.79%
2011	0.00%	1,197	12.268729	14,686	0.00%	1.07%
2011	1.00%	2,829	11.138189	31,510	0.00%	0.06%
2010	0.00%	1,897	12.139312	23,028	0.59%	16.08%
2010	1.00%	1,507	11.131199	16,775	0.59%	14.93%
VP Value Fund - Class I (ACVV)
2010	0.80%	5	23.542842	118	1.67%	10.31%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2014	0.00%	15,909	29.396200	467,664	0.59%	5.12%
2014	0.50%	42,617	27.592005	1,175,888	0.59%	4.60%
2014	0.80%	6,532	26.563083	173,510	0.59%	4.28%
2014	1.00%	13,027	25.898481	337,380	0.59%	4.08%
2013	0.00%	15,916	27.964008	445,075	1.04%	40.71%
2013	0.50%	59,482	26.379283	1,569,093	1.04%	40.01%
2013	0.80%	7,470	25.471900	190,275	1.04%	39.59%
2013	1.00%	15,299	24.884316	380,705	1.04%	39.31%
2013	1.30%	10	24.028258	240	1.04%	38.90%
2012	0.00%	18,874	19.873008	375,083	0.48%	15.74%
2012	0.50%	52,183	18.840668	983,163	0.48%	15.16%
2012	0.80%	8,047	18.247194	146,835	0.48%	14.82%
2012	1.00%	16,022	17.861918	286,184	0.48%	14.59%
2012	1.30%	10	17.299211	173	0.48%	14.24%
2011	0.00%	20,644	17.170194	354,461	0.57%	0.56%
2011	0.50%	66,923	16.360013	1,094,861	0.57%	0.06%
2011	0.80%	9,732	15.892376	154,665	0.57%	-0.24%
2011	1.00%	19,008	15.588032	296,297	0.57%	-0.44%
2010	0.00%	22,647	17.074091	386,677	0.55%	25.83%
2010	0.50%	53,266	16.349821	870,890	0.55%	25.20%
2010	0.80%	11,107	15.930108	176,936	0.55%	24.82%
2010	1.00%	22,243	15.656264	348,242	0.55%	24.58%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2014	0.00%	26,530	$29.048845	$770,666	1.84%	8.09%
2014	0.50%	122,333	26.540974	3,246,837	1.84%	7.55%
2014	0.80%	15,607	25.261381	394,254	1.84%	7.23%
2014	1.00%	27,488	16.765299	460,845	1.84%	7.02%
2013	0.00%	33,660	26.874296	904,589	1.94%	21.10%
2013	0.50%	128,801	24.677241	3,178,453	1.94%	20.50%
2013	0.80%	20,833	23.558053	490,785	1.94%	20.14%
2013	1.00%	28,821	15.666152	451,514	1.94%	19.90%
2012	0.00%	37,329	22.191274	828,378	3.67%	10.43%
2012	0.50%	162,809	20.479145	3,334,189	3.67%	9.88%
2012	0.80%	25,384	19.609067	497,757	3.67%	9.55%
2012	1.00%	32,456	13.066159	424,075	3.67%	9.33%
2011	0.00%	40,442	20.095335	812,696	1.56%	9.01%
2011	0.50%	173,907	18.638060	3,241,289	1.56%	8.47%
2011	0.80%	26,334	17.899937	471,377	1.56%	8.15%
2011	1.00%	80,749	11.951238	965,051	1.56%	7.93%
2010	0.00%	39,151	18.434129	721,715	2.17%	15.32%
2010	0.50%	132,417	17.182815	2,275,297	2.17%	14.74%
2010	0.80%	26,721	16.551777	442,280	2.17%	14.40%
2010	1.00%	65,892	11.073168	729,633	2.17%	14.17%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2014	0.00%	1,154	22.681585	26,175	0.00%	1.59%
2014	0.50%	10,540	21.396012	225,514	0.00%	1.09%
2014	0.80%	2,412	20.659925	49,832	0.00%	0.78%
2013	0.00%	1,210	22.325546	27,014	0.00%	48.55%
2013	0.50%	23,615	21.165757	499,829	0.00%	47.81%
2013	0.80%	3,994	20.499021	81,873	0.00%	47.37%
2012	0.00%	705	15.029274	10,596	0.00%	20.56%
2012	0.50%	24,300	14.319838	347,972	0.00%	19.96%
2012	0.80%	4,702	13.910361	65,407	0.00%	19.60%
2011	0.00%	754	12.465849	9,399	0.40%	-13.85%
2011	0.50%	13,055	11.937082	155,839	0.40%	-14.27%
2011	0.80%	3,371	11.630664	39,207	0.40%	-14.53%
2010	0.00%	166	14.469098	2,402	0.56%	31.15%
2010	0.50%	12,962	13.924754	180,493	0.56%	30.50%
2010	0.80%	3,247	13.608033	44,185	0.56%	30.11%
Growth and Income Portfolio - Initial Shares (DGI)
2014	0.00%	10,508	28.184678	296,165	0.78%	10.07%
2014	0.50%	34,972	25.615214	895,815	0.78%	9.53%
2014	0.80%	11,420	24.400541	278,654	0.78%	9.20%
2014	1.00%	6,174	16.306396	100,676	0.78%	8.98%
2013	0.00%	11,166	25.605002	285,905	0.91%	36.78%
2013	0.50%	37,868	23.387364	885,633	0.91%	36.10%
2013	0.80%	13,026	22.345264	291,069	0.91%	35.69%
2013	1.00%	8,408	14.962784	125,807	0.91%	35.42%
2012	0.00%	12,903	18.719510	241,538	1.43%	18.07%
2012	0.50%	40,511	17.183862	696,135	1.43%	17.48%
2012	0.80%	14,291	16.467463	235,337	1.43%	17.13%
2012	1.00%	7,789	11.048962	86,060	1.43%	16.90%
2011	0.00%	13,600	15.854162	215,617	1.22%	-2.79%
2011	0.50%	45,849	14.626679	670,619	1.22%	-3.28%
2011	0.80%	15,440	14.059096	217,072	1.22%	-3.57%
2011	1.00%	10,648	9.451977	100,645	1.22%	-3.76%
2010	0.00%	22,084	16.309863	360,187	1.21%	18.61%
2010	0.50%	50,734	15.122378	767,219	1.21%	18.02%
2010	0.80%	18,856	14.579135	274,904	1.21%	17.66%
2010	1.00%	11,227	9.821184	110,262	1.21%	17.43%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
2014	0.00%	4,275	$18.372369	$78,542	1.69%	-0.97%
2014	0.50%	4,713	17.331172	81,682	1.69%	-1.46%
2014	0.80%	74	16.734989	1,238	1.69%	-1.76%
2013	0.00%	4,327	18.551848	80,274	1.20%	16.45%
2013	0.50%	4,563	17.588218	80,255	1.20%	15.87%
2013	0.80%	82	17.034230	1,397	1.20%	15.52%
2012	0.00%	4,187	15.930913	66,703	0.34%	10.17%
2012	0.50%	4,661	15.179088	70,750	0.34%	9.62%
2012	0.80%	221	14.745134	3,259	0.34%	9.29%
2011	0.50%	4,897	13.846587	67,807	0.65%	-5.76%
2011	0.80%	217	13.491250	2,928	0.65%	-6.05%
2010	0.50%	14,445	14.693647	212,250	0.68%	12.51%
2010	0.80%	204	14.359505	2,929	0.68%	12.17%
Quality Bond Fund II - Primary Shares (FQB)
2014	0.00%	10,103	18.533750	187,246	3.97%	3.79%
2014	0.50%	34,872	17.396370	606,646	3.97%	3.28%
2014	0.80%	6,748	16.747756	113,014	3.97%	2.97%
2014	1.00%	22,120	16.328799	361,193	3.97%	2.76%
2013	0.00%	11,973	17.856455	213,795	4.39%	1.03%
2013	0.50%	46,659	16.844649	785,954	4.39%	0.53%
2013	0.80%	7,985	16.265318	129,879	4.39%	0.23%
2013	1.00%	28,000	15.890171	444,925	4.39%	0.03%
2012	0.00%	21,760	17.673540	384,576	4.06%	9.72%
2012	0.50%	56,912	16.755664	953,598	4.06%	9.17%
2012	0.80%	9,428	16.228008	152,998	4.06%	8.85%
2012	1.00%	36,141	15.885465	574,117	4.06%	8.63%
2011	0.00%	26,489	16.107550	426,673	4.81%	2.27%
2011	0.50%	56,565	15.347745	868,145	4.81%	1.76%
2011	0.80%	11,285	14.909191	168,250	4.81%	1.46%
2011	1.00%	40,098	14.623773	586,384	4.81%	1.26%
2010	0.00%	26,373	15.749680	415,366	5.38%	8.50%
2010	0.50%	63,895	15.081764	963,649	5.38%	7.96%
2010	0.80%	13,761	14.694701	202,214	5.38%	7.64%
2010	1.00%	9,531	14.442169	137,648	5.38%	7.42%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity-Income Portfolio - Initial Class (FEIP)
2014	0.00%	101,112	$37.413074	$3,782,911	2.74%	8.72%
2014	0.50%	298,611	94.099220	28,099,062	2.74%	8.18%
2014	0.80%	98,305	75.615605	7,433,392	2.74%	7.85%
2014	1.00%	178,942	18.966506	3,393,905	2.74%	7.64%
2013	0.00%	123,946	34.412915	4,265,343	2.48%	28.15%
2013	0.50%	321,894	86.987217	28,000,663	2.48%	27.51%
2013	0.80%	119,758	70.110604	8,396,306	2.48%	27.13%
2013	1.00%	201,751	17.620899	3,555,034	2.48%	26.87%
2013	1.30%	190	62.439911	11,864	2.48%	26.49%
2012	0.00%	136,674	26.854210	3,670,272	3.10%	17.31%
2012	0.50%	348,829	68.220701	23,797,359	3.10%	16.72%
2012	0.80%	143,114	55.150112	7,892,753	3.10%	16.37%
2012	1.00%	251,923	13.888604	3,498,859	3.10%	16.14%
2012	1.30%	120	49.362236	5,923	3.10%	15.79%
2011	0.00%	149,096	22.892147	3,413,128	2.36%	0.97%
2011	0.50%	379,343	58.447557	22,171,672	2.36%	0.47%
2011	0.80%	160,230	47.391689	7,593,570	2.36%	0.17%
2011	1.00%	263,003	11.958724	3,145,180	2.36%	-0.03%
2011	1.30%	1	42.631104	43	2.36%	-0.33%
2010	0.00%	175,971	22.671870	3,989,592	1.81%	15.15%
2010	0.50%	441,234	58.174736	25,668,671	1.81%	14.58%
2010	0.80%	179,902	47.311929	8,511,511	1.81%	14.23%
2010	1.00%	304,964	11.962455	3,648,118	1.81%	14.00%
2010	1.30%	1	42.772276	43	1.81%	13.66%
High Income Portfolio - Initial Class (FHIP)
2014	0.00%	70,561	23.930632	1,688,569	5.30%	1.16%
2014	0.50%	74,942	49.196697	3,686,899	5.30%	0.65%
2014	0.80%	21,845	45.131945	985,907	5.30%	0.35%
2014	1.00%	39,522	17.423841	688,625	5.30%	0.15%
2013	0.00%	76,527	23.657339	1,810,425	5.55%	5.95%
2013	0.50%	84,651	48.878642	4,137,626	5.55%	5.42%
2013	0.80%	27,795	44.974878	1,250,077	5.55%	5.10%
2013	1.00%	68,487	17.397965	1,191,534	5.55%	4.89%
2013	1.30%	20	44.129723	883	5.55%	4.58%
2012	0.00%	79,361	22.329447	1,772,087	5.44%	14.23%
2012	0.50%	97,105	46.366278	4,502,397	5.44%	13.66%
2012	0.80%	35,866	42.791316	1,534,753	5.44%	13.32%
2012	1.00%	79,435	16.586419	1,317,542	5.44%	13.09%
2012	1.30%	4	42.197632	169	5.44%	12.75%
2011	0.00%	71,464	19.548118	1,396,987	6.27%	4.03%
2011	0.50%	147,031	40.794842	5,998,106	6.27%	3.51%
2011	0.80%	42,868	37.762814	1,618,816	6.27%	3.20%
2011	1.00%	63,903	14.666687	937,245	6.27%	3.00%
2010	0.00%	87,453	18.790698	1,643,303	7.26%	13.82%
2010	0.50%	165,396	39.410184	6,518,287	7.26%	13.26%
2010	0.80%	51,403	36.590379	1,880,855	7.26%	12.92%
2010	1.00%	89,511	14.239694	1,274,609	7.26%	12.69%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Asset Manager Portfolio - Initial Class (FAMP)
2014	0.00%	28,326	$32.374882	$917,051	1.47%	5.83%
2014	0.50%	137,325	54.805245	7,526,130	1.47%	5.31%
2014	0.80%	43,426	46.213383	2,006,862	1.47%	4.99%
2014	1.00%	124,578	16.531597	2,059,473	1.47%	4.78%
2013	0.00%	22,166	30.590553	678,070	1.55%	15.71%
2013	0.50%	147,566	52.044253	7,679,962	1.55%	15.13%
2013	0.80%	49,960	44.017089	2,199,094	1.55%	14.78%
2013	1.00%	135,008	15.777445	2,130,081	1.55%	14.56%
2013	1.30%	222	44.605427	9,902	1.55%	14.21%
2012	0.00%	26,092	26.438122	689,823	1.49%	12.48%
2012	0.50%	159,628	45.205009	7,215,985	1.49%	11.92%
2012	0.80%	61,726	38.347550	2,367,041	1.49%	11.58%
2012	1.00%	141,671	13.772768	1,951,202	1.49%	11.36%
2012	1.30%	138	39.054823	5,390	1.49%	11.03%
2011	0.00%	28,280	23.504361	664,703	1.89%	-2.56%
2011	0.50%	188,094	40.390644	7,597,238	1.89%	-3.05%
2011	0.80%	68,594	34.366682	2,357,348	1.89%	-3.34%
2011	1.00%	168,991	12.367780	2,090,044	1.89%	-3.53%
2011	1.30%	1	35.176377	35	1.89%	-3.82%
2010	0.00%	33,987	24.122023	819,835	1.69%	14.26%
2010	0.50%	209,604	41.659364	8,731,969	1.69%	13.69%
2010	0.80%	76,588	35.552451	2,722,891	1.69%	13.35%
2010	1.00%	185,080	12.820073	2,372,739	1.69%	13.13%
2010	1.30%	1	36.572093	37	1.69%	12.79%
VIP Contrafund(R) Portfolio - Initial Class (FCP)
2010	0.50%	1	37.528108	38	0.05%	14.11%
2010	0.80%	473	36.264896	17,153	0.05%	13.78%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2014	0.00%	11,909	19.788975	235,667	0.61%	-12.76%
2014	0.50%	88,884	18.854926	1,675,901	0.61%	-13.20%
2014	0.80%	20,782	18.315787	380,639	0.61%	-13.46%
2013	0.00%	11,257	22.684649	255,361	0.70%	24.15%
2013	0.50%	87,421	21.722450	1,898,998	0.70%	23.53%
2013	0.80%	25,101	21.164829	531,258	0.70%	23.16%
2012	0.00%	13,031	18.272664	238,111	0.72%	4.73%
2012	0.50%	92,636	17.585266	1,629,029	0.72%	4.21%
2012	0.80%	31,070	17.185312	533,948	0.72%	3.90%
2011	0.00%	15,797	17.446617	275,604	0.77%	-5.20%
2011	0.50%	124,550	16.874679	2,101,741	0.77%	-5.67%
2011	0.80%	38,558	16.540551	637,771	0.77%	-5.95%
2010	0.00%	18,742	18.403422	344,917	0.33%	19.16%
2010	0.50%	137,864	17.889194	2,466,276	0.33%	18.56%
2010	0.80%	42,752	17.587581	751,904	0.33%	18.21%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2014	0.00%	2,872	$17.810892	$51,153	1.66%	4.35%
2014	0.50%	20,978	16.970715	356,012	1.66%	3.83%
2014	0.80%	2,581	16.485713	42,550	1.66%	3.52%
2013	0.00%	4,122	17.068509	70,356	1.64%	13.39%
2013	0.50%	17,248	16.344867	281,916	1.64%	12.83%
2013	0.80%	3,214	15.925458	51,184	1.64%	12.49%
2012	0.00%	3,524	15.052634	53,045	1.48%	11.69%
2012	0.50%	18,952	14.486686	274,552	1.48%	11.13%
2012	0.80%	2,722	14.157347	38,536	1.48%	10.79%
2011	0.00%	4,071	13.477731	54,868	2.34%	-0.28%
2011	0.50%	24,603	13.036152	320,728	2.34%	-0.78%
2011	0.80%	3,979	12.778157	50,844	2.34%	-1.08%
2010	0.00%	4,161	13.516167	56,241	1.90%	12.74%
2010	0.50%	15,610	13.138702	205,095	1.90%	12.17%
2010	0.80%	5,966	12.917291	77,065	1.90%	11.84%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2014	0.00%	3,790	18.459232	69,960	1.64%	4.66%
2014	0.50%	56,232	17.588378	989,030	1.64%	4.14%
2014	0.80%	9,126	17.085740	155,924	1.64%	3.83%
2013	0.00%	3,849	17.636606	67,883	1.67%	15.95%
2013	0.50%	53,692	16.888806	906,794	1.67%	15.38%
2013	0.80%	11,810	16.455456	194,339	1.67%	15.03%
2012	0.00%	3,913	15.209948	59,517	2.11%	13.19%
2012	0.50%	58,464	14.638015	855,797	2.11%	12.62%
2012	0.80%	15,219	14.305244	217,712	2.11%	12.28%
2011	0.00%	1,647	13.437783	22,132	2.04%	-1.12%
2011	0.50%	48,519	12.997459	630,624	2.04%	-1.62%
2011	0.80%	18,156	12.740229	231,312	2.04%	-1.91%
2010	0.00%	1,747	13.590648	23,743	2.21%	14.52%
2010	0.50%	56,685	13.211069	748,869	2.21%	13.95%
2010	0.80%	16,901	12.988424	219,517	2.21%	13.61%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2014	0.00%	415	19.265178	7,995	1.41%	4.86%
2014	0.50%	52,282	18.356222	959,700	1.41%	4.34%
2014	0.80%	13,576	17.831644	242,082	1.41%	4.03%
2013	0.00%	422	18.372029	7,753	1.64%	21.50%
2013	0.50%	53,021	17.592960	932,796	1.64%	20.89%
2013	0.80%	17,577	17.141551	301,297	1.64%	20.53%
2012	0.00%	430	15.121452	6,502	2.04%	15.48%
2012	0.50%	58,115	14.552777	845,735	2.04%	14.90%
2012	0.80%	17,634	14.221942	250,790	2.04%	14.56%
2011	0.50%	54,142	12.665066	685,712	2.06%	-3.18%
2011	0.80%	17,536	12.414407	217,699	2.06%	-3.47%
2010	0.50%	48,330	13.081107	632,210	1.95%	15.42%
2010	0.80%	19,133	12.860663	246,063	1.95%	15.08%
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
2010	0.50%	1	11.641245	12	0.00%	21.34%
2010	0.80%	11	11.215020	123	0.00%	20.99%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Growth Portfolio - Initial Class (FGP)
2014	0.00%	137,759	$36.654676	$5,049,512	0.18%	11.30%
2014	0.50%	360,019	109.658461	39,479,129	0.18%	10.74%
2014	0.80%	181,138	73.486182	13,311,140	0.18%	10.41%
2014	1.00%	339,475	12.660634	4,297,969	0.18%	10.19%
2014	1.30%	16	66.017849	1,056	0.18%	9.86%
2013	0.00%	150,521	32.933927	4,957,248	0.29%	36.34%
2013	0.50%	372,839	99.021065	36,918,915	0.29%	35.66%
2013	0.80%	223,483	66.557026	14,874,364	0.29%	35.25%
2013	1.00%	349,541	11.489795	4,016,154	0.29%	34.98%
2013	1.30%	213	60.092605	12,800	0.29%	34.58%
2012	0.00%	161,289	24.156554	3,896,186	0.59%	14.69%
2012	0.50%	394,207	72.994214	28,774,830	0.59%	14.12%
2012	0.80%	266,541	49.210357	13,116,578	0.59%	13.77%
2012	1.00%	385,900	8.512216	3,284,864	0.59%	13.55%
2012	1.30%	137	44.653281	6,117	0.59%	13.20%
2011	0.00%	170,592	21.062729	3,593,133	0.35%	0.20%
2011	0.50%	430,909	63.965181	27,563,172	0.35%	-0.30%
2011	0.80%	300,253	43.253084	12,986,868	0.35%	-0.59%
2011	1.00%	455,202	7.496758	3,412,539	0.35%	-0.79%
2011	1.30%	19	39.444794	749	0.35%	-1.09%
2010	0.00%	196,217	21.020180	4,124,517	0.28%	24.17%
2010	0.50%	499,742	64.155259	32,061,077	0.28%	23.55%
2010	0.80%	333,533	43.511676	14,512,580	0.28%	23.18%
2010	1.00%	534,712	7.556643	4,040,628	0.28%	22.94%
2010	1.30%	17	39.879099	678	0.28%	22.57%
VIP High Income Portfolio - Initial Class R (FHIPR)
2014	0.00%	13,768	15.513944	213,596	5.90%	1.18%
2014	0.50%	166,560	14.930500	2,486,824	5.90%	0.67%
2014	0.80%	62,827	14.591037	916,711	5.90%	0.37%
2013	0.00%	13,767	15.333544	211,097	5.83%	5.97%
2013	0.50%	163,325	14.830856	2,422,250	5.83%	5.44%
2013	0.80%	70,495	14.537202	1,024,800	5.83%	5.12%
2012	0.00%	16,543	14.470056	239,378	5.71%	14.30%
2012	0.50%	165,561	14.065803	2,328,748	5.71%	13.73%
2012	0.80%	79,055	13.828722	1,093,230	5.71%	13.39%
2011	0.00%	17,595	12.659718	222,748	6.99%	4.05%
2011	0.50%	197,547	12.367874	2,443,236	6.99%	3.53%
2011	0.80%	79,720	12.196027	972,267	6.99%	3.22%
2010	0.00%	16,672	12.167463	202,856	8.05%	13.88%
2010	0.50%	202,755	11.946381	2,422,188	8.05%	13.31%
2010	0.80%	78,191	11.815681	923,880	8.05%	12.97%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2014	0.00%	19,523	16.750978	327,029	1.87%	5.75%
2014	0.50%	105,027	15.801818	1,659,618	1.87%	5.23%
2014	0.80%	13,720	15.258338	209,344	1.87%	4.91%
2013	0.00%	18,225	15.839600	288,677	2.05%	-1.89%
2013	0.50%	196,708	15.016973	2,953,959	2.05%	-2.38%
2013	0.80%	15,073	14.544041	219,222	2.05%	-2.67%
2012	0.00%	28,073	16.144635	453,228	2.07%	5.77%
2012	0.50%	224,012	15.382891	3,445,952	2.07%	5.24%
2012	0.80%	21,300	14.943212	318,290	2.07%	4.92%
2011	0.00%	34,735	15.264055	530,197	3.22%	7.21%
2011	0.50%	264,186	14.616946	3,861,592	3.22%	6.67%
2011	0.80%	23,285	14.241922	331,623	3.22%	6.36%
2010	0.00%	33,476	14.237787	476,624	3.56%	7.68%
2010	0.50%	283,862	13.702324	3,889,569	3.56%	7.14%
2010	0.80%	25,942	13.390753	347,383	3.56%	6.82%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Mid Cap Portfolio - Service Class (FMCS)
2014	0.00%	11,134	$43.589036	$485,320	0.16%	6.20%
2014	0.50%	178,602	41.119213	7,343,974	0.16%	5.67%
2014	0.80%	18,747	39.705024	744,350	0.16%	5.35%
2013	0.00%	12,172	41.045629	499,607	0.41%	36.06%
2013	0.50%	180,997	38.914038	7,043,324	0.41%	35.38%
2013	0.80%	26,480	37.688616	997,995	0.41%	34.98%
2012	0.00%	16,990	30.166927	512,536	0.49%	14.75%
2012	0.50%	189,756	28.743525	5,454,256	0.49%	14.18%
2012	0.80%	32,699	27.921947	913,020	0.49%	13.83%
2011	0.00%	21,838	26.289170	574,103	0.14%	-10.72%
2011	0.50%	229,983	25.174584	5,789,726	0.14%	-11.16%
2011	0.80%	39,066	24.528651	958,236	0.14%	-11.43%
2010	0.00%	22,098	29.444519	650,665	0.28%	28.70%
2010	0.50%	264,279	28.337312	7,488,956	0.28%	28.06%
2010	0.80%	43,070	27.693084	1,192,741	0.28%	27.68%
VIP Overseas Portfolio - Initial Class (FOP)
2014	0.00%	25,877	25.210791	652,380	1.27%	-8.08%
2014	0.50%	79,348	42.220268	3,350,094	1.27%	-8.54%
2014	0.80%	17,397	31.357900	545,533	1.27%	-8.81%
2014	1.00%	77,951	12.972478	1,011,218	1.27%	-8.99%
2013	0.00%	28,857	27.425919	791,430	1.36%	30.44%
2013	0.50%	91,720	46.160265	4,233,820	1.36%	29.79%
2013	0.80%	21,769	34.387281	748,577	1.36%	29.40%
2013	1.00%	82,304	14.254206	1,173,178	1.36%	29.14%
2013	1.30%	542	29.175220	15,813	1.36%	28.75%
2012	0.00%	30,798	21.026341	647,569	1.93%	20.74%
2012	0.50%	104,930	35.566403	3,731,983	1.93%	20.14%
2012	0.80%	26,621	26.574860	707,449	1.93%	19.78%
2012	1.00%	83,926	11.037832	926,361	1.93%	19.54%
2012	1.30%	328	22.659824	7,432	1.93%	19.18%
2011	0.00%	33,271	17.414491	579,398	1.29%	-17.16%
2011	0.50%	118,017	29.604824	3,493,873	1.29%	-17.58%
2011	0.80%	30,982	22.187015	687,398	1.29%	-17.82%
2011	1.00%	94,368	9.233835	871,379	1.29%	-17.99%
2011	1.30%	5	19.013413	95	1.29%	-18.23%
2010	0.00%	47,968	21.022695	1,008,417	1.40%	13.11%
2010	0.50%	136,651	35.917877	4,908,214	1.40%	12.55%
2010	0.80%	37,140	26.999105	1,002,747	1.40%	12.21%
2010	1.00%	117,567	11.259025	1,323,690	1.40%	11.99%
VIP Overseas Portfolio - Service Class R (FOSR)
2014	0.00%	29,539	16.555209	489,024	1.25%	-8.18%
2014	0.50%	191,088	15.774084	3,014,238	1.25%	-8.63%
2014	0.80%	41,075	15.323165	629,399	1.25%	-8.91%
2013	0.00%	32,000	18.029345	576,939	1.32%	30.30%
2013	0.50%	200,439	17.264814	3,460,542	1.32%	29.65%
2013	0.80%	46,798	16.821709	787,222	1.32%	29.26%
2012	0.00%	35,975	13.836689	497,775	1.91%	20.67%
2012	0.50%	216,949	13.316294	2,888,957	1.91%	20.07%
2012	0.80%	54,239	13.013481	705,838	1.91%	19.71%
2011	0.00%	24,016	11.466618	275,382	1.12%	-17.30%
2011	0.50%	207,184	11.090775	2,297,831	1.12%	-17.71%
2011	0.80%	53,755	10.871192	584,381	1.12%	-17.96%
2010	0.00%	33,994	13.865532	471,345	1.32%	13.01%
2010	0.50%	257,797	13.478254	3,474,653	1.32%	12.45%
2010	0.80%	57,338	13.251079	759,790	1.32%	12.11%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Value Strategies Portfolio - Service Class (FVSS)
2014	0.00%	8,274	$26.632186	$220,355	0.80%	6.69%
2014	0.50%	23,118	24.997315	577,888	0.80%	6.16%
2014	0.80%	3,724	24.064985	89,618	0.80%	5.84%
2014	1.00%	6,587	23.462855	154,550	0.80%	5.63%
2013	0.00%	9,006	24.961619	224,804	0.74%	30.44%
2013	0.50%	26,777	23.546747	630,511	0.74%	29.79%
2013	0.80%	4,896	22.736642	111,319	0.74%	29.41%
2013	1.00%	10,442	22.212133	231,939	0.74%	29.15%
2012	0.00%	9,336	19.135795	178,652	0.58%	27.10%
2012	0.50%	46,104	18.141557	836,398	0.58%	26.47%
2012	0.80%	6,450	17.570001	113,327	0.58%	26.09%
2012	1.00%	9,572	17.199023	164,629	0.58%	25.83%
2011	0.00%	19,441	15.055580	292,696	0.80%	-8.85%
2011	0.50%	36,543	14.345026	524,210	0.80%	-9.30%
2011	0.80%	5,608	13.934920	78,147	0.80%	-9.57%
2011	1.00%	6,604	13.668049	90,264	0.80%	-9.75%
2010	0.00%	25,254	16.516915	417,118	0.41%	26.45%
2010	0.50%	41,802	15.816183	661,148	0.41%	25.82%
2010	0.80%	6,185	15.410121	95,312	0.41%	25.45%
2010	1.00%	11,335	15.145229	171,671	0.41%	25.20%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2014	0.00%	10,790	17.195058	185,535	5.34%	4.62%
2014	0.50%	88,212	16.465766	1,452,478	5.34%	4.09%
2014	0.80%	12,451	16.043213	199,754	5.34%	3.78%
2013	0.00%	11,930	16.436367	196,086	6.46%	13.94%
2013	0.50%	89,778	15.818160	1,420,123	6.46%	13.37%
2013	0.80%	14,539	15.458527	224,752	6.46%	13.03%
2012	0.00%	12,161	14.425332	175,426	6.60%	12.65%
2012	0.50%	68,091	13.952339	950,029	6.60%	12.09%
2012	0.80%	12,946	13.676069	177,050	6.60%	11.75%
2011	0.00%	11,961	12.805162	153,163	6.21%	2.38%
2011	0.50%	70,842	12.447515	881,807	6.21%	1.87%
2011	0.80%	13,328	12.237789	163,105	6.21%	1.57%
2010	0.00%	9,146	12.507001	114,389	7.07%	12.67%
2010	0.50%	63,635	12.218491	777,524	7.07%	12.11%
2010	0.80%	12,959	12.048616	156,138	7.07%	11.78%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2014	0.00%	14,184	28.587626	405,487	1.58%	9.01%
2014	0.50%	148,833	26.967693	4,013,683	1.58%	8.46%
2014	0.80%	10,615	26.040144	276,416	1.58%	8.14%
2013	0.00%	13,999	26.225783	367,135	1.83%	30.05%
2013	0.50%	159,701	24.863682	3,970,755	1.83%	29.40%
2013	0.80%	14,322	24.080637	344,883	1.83%	29.02%
2012	0.00%	14,390	20.165763	290,185	1.95%	12.18%
2012	0.50%	171,328	19.214168	3,291,925	1.95%	11.61%
2012	0.80%	15,177	18.664910	283,277	1.95%	11.28%
2011	0.00%	27,085	17.976970	486,906	1.64%	6.29%
2011	0.50%	171,680	17.214712	2,955,422	1.64%	5.76%
2011	0.80%	17,101	16.772979	286,835	1.64%	5.45%
2010	0.00%	15,172	16.912694	256,599	1.78%	20.94%
2010	0.50%	139,647	16.276552	2,272,972	1.78%	20.34%
2010	0.80%	20,329	15.906413	323,361	1.78%	19.98%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2014	0.00%	6,537	$36.558447	$238,983	0.80%	0.88%
2014	0.50%	79,931	34.486659	2,756,553	0.80%	0.38%
2014	0.80%	7,270	33.300359	242,094	0.80%	0.08%
2013	0.00%	6,811	36.238435	246,820	1.48%	36.50%
2013	0.50%	104,422	34.356208	3,587,544	1.48%	35.82%
2013	0.80%	10,409	33.274117	346,350	1.48%	35.42%
2012	0.00%	6,825	26.547381	181,186	1.03%	18.75%
2012	0.50%	111,680	25.294569	2,824,897	1.03%	18.16%
2012	0.80%	12,551	24.571434	308,396	1.03%	17.80%
2011	0.00%	9,471	22.355324	211,727	0.95%	-3.53%
2011	0.50%	124,783	21.407336	2,671,272	0.95%	-4.01%
2011	0.80%	14,035	20.857943	292,741	0.95%	-4.29%
2010	0.00%	8,414	23.172621	194,974	0.88%	28.49%
2010	0.50%	144,260	22.301004	3,217,143	0.88%	27.85%
2010	0.80%	16,135	21.793848	351,644	0.88%	27.47%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2014	0.00%	6,412	9.429267	60,460	1.52%	-5.71%	4/30/2014
2014	0.50%	79,121	9.397664	743,553	1.52%	-6.02%	4/30/2014
2014	0.80%	10,088	9.378753	94,613	1.52%	-6.21%	4/30/2014
Templeton Foreign Securities Fund - Class 1 (TIF)
2014	0.00%	160	25.556124	4,089	2.00%	-10.89%
2014	0.50%	5,669	24.107860	136,667	2.00%	-11.33%
2014	0.80%	454	23.278595	10,568	2.00%	-11.60%
2013	0.00%	163	28.677989	4,675	2.54%	23.27%
2013	0.50%	6,799	27.188535	184,855	2.54%	22.66%
2013	0.80%	545	26.332251	14,351	2.54%	22.29%
2012	0.00%	166	23.263845	3,862	3.71%	18.60%
2012	0.50%	7,020	22.166042	155,606	3.71%	18.00%
2012	0.80%	621	21.532384	13,372	3.71%	17.65%
2011	0.00%	169	19.616024	3,315	1.90%	-10.44%
2011	0.50%	12,325	18.784240	231,516	1.90%	-10.89%
2011	0.80%	683	18.302200	12,500	1.90%	-11.16%
2010	0.00%	172	21.903633	3,767	2.09%	8.67%
2010	0.50%	13,857	21.079885	292,104	2.09%	8.13%
2010	0.80%	1,192	20.600592	24,556	2.09%	7.81%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2014	0.00%	9,163	8.734905	80,038	1.90%	-12.65%	4/30/2014
2014	0.50%	130,161	8.705622	1,133,132	1.90%	-12.94%	4/30/2014
2014	0.80%	9,869	8.688088	85,743	1.90%	-13.12%	4/30/2014
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2014	0.00%	27,636	10.085726	278,729	5.04%	0.86%	4/30/2014
2014	0.50%	189,728	10.051926	1,907,132	5.04%	0.52%	4/30/2014
2014	0.80%	16,441	10.031694	164,931	5.04%	0.32%	4/30/2014

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2014	0.00%	1,899	$13.816935	$26,238	2.91%	2.85%
2014	0.50%	12,325	13.363967	164,711	2.91%	2.34%
2014	0.80%	1,484	13.099354	19,439	2.91%	2.03%
2013	0.00%	5,110	13.434293	68,649	11.80%	23.77%
2013	0.50%	4,833	13.059007	63,114	11.80%	23.15%
2013	0.80%	1,921	12.838902	24,664	11.80%	22.78%
2012	0.00%	959	10.854248	10,409	3.11%	15.33%
2012	0.50%	4,840	10.603889	51,323	3.11%	14.76%
2012	0.80%	1,840	10.456468	19,240	3.11%	14.41%
2011	0.00%	977	9.411247	9,195	0.01%	-1.54%
2011	0.50%	9,398	9.240357	86,841	0.01%	-2.03%
2011	0.80%	1,897	9.139329	17,337	0.01%	-2.32%
2010	0.00%	995	9.558606	9,511	3.02%	10.25%
2010	0.50%	4,234	9.431991	39,935	3.02%	9.70%
2010	0.80%	1,377	9.356850	12,884	3.02%	9.38%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2014	0.00%	34,818	18.178772	632,948	1.68%	0.61%
2014	0.50%	44,680	25.920092	1,158,110	1.68%	0.11%
2014	0.80%	8,780	20.359563	178,757	1.68%	-0.19%
2014	1.00%	63,202	12.760705	806,502	1.68%	-0.39%
2013	0.00%	35,883	18.068566	648,354	2.13%	0.62%
2013	0.50%	39,560	25.892092	1,024,291	2.13%	0.11%
2013	0.80%	11,902	20.398673	242,785	2.13%	-0.18%
2013	1.00%	74,230	12.810813	950,947	2.13%	-0.38%
2013	1.30%	184	19.479537	3,584	2.13%	-0.68%
2012	0.00%	39,865	17.957800	715,888	3.05%	4.61%
2012	0.50%	46,960	25.862355	1,214,496	3.05%	4.08%
2012	0.80%	12,214	20.436462	249,611	3.05%	3.77%
2012	1.00%	69,717	12.860239	896,577	3.05%	3.56%
2012	1.30%	97	19.613461	1,903	3.05%	3.25%
2011	0.00%	40,577	17.167186	696,593	3.92%	0.29%
2011	0.50%	44,848	24.847995	1,114,383	3.92%	-0.21%
2011	0.80%	14,684	19.694057	289,188	3.92%	-0.51%
2011	1.00%	51,341	12.417925	637,549	3.92%	-0.71%
2011	1.30%	17	18.995943	323	3.92%	-1.00%
2010	0.00%	41,547	17.117742	711,191	5.13%	5.28%
2010	0.50%	45,156	24.900288	1,124,397	5.13%	4.76%
2010	0.80%	17,506	19.794631	346,525	5.13%	4.45%
2010	1.00%	35,502	12.506266	443,997	5.13%	4.24%
Balanced Portfolio - I Class Shares (AMBP)
2014	0.50%	1,621	16.697421	27,067	0.00%	3.66%
2014	0.80%	319	35.320106	11,267	0.00%	3.35%
2013	0.50%	1,279	16.107370	20,601	0.00%	17.89%
2013	0.80%	534	34.174349	18,249	0.00%	17.54%
2012	0.50%	903	13.662782	12,337	0.00%	8.80%
2012	0.80%	698	29.074823	20,294	0.00%	8.47%
2011	0.50%	899	12.558209	11,290	0.31%	-1.13%
2011	0.80%	744	26.804764	19,943	0.31%	-1.42%
2010	0.50%	991	12.701252	12,587	0.90%	18.24%
2010	0.80%	712	27.191348	19,360	0.90%	17.88%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Growth Portfolio - I Class Shares (AMTG)
2014	0.00%	24,769	$34.817796	$862,402	0.00%	6.89%
2014	0.50%	1,195	79.648266	95,180	0.00%	6.36%
2014	0.80%	405	52.787243	21,379	0.00%	6.04%
2014	1.00%	84,657	11.051834	935,615	0.00%	5.83%
2013	0.00%	28,006	32.573007	912,240	0.00%	31.85%
2013	0.50%	1,258	74.886699	94,207	0.00%	31.19%
2013	0.80%	413	49.780631	20,559	0.00%	30.80%
2013	1.00%	96,782	10.443227	1,010,716	0.00%	30.54%
2013	1.30%	223	46.355252	10,337	0.00%	30.15%
2012	0.00%	30,131	24.704444	744,370	0.00%	12.60%
2012	0.50%	1,416	57.081042	80,827	0.00%	12.04%
2012	0.80%	492	38.058319	18,725	0.00%	11.70%
2012	1.00%	102,324	8.000039	818,596	0.00%	11.48%
2012	1.30%	119	35.617069	4,238	0.00%	11.14%
2011	0.00%	32,280	21.939823	708,217	0.00%	-0.21%
2011	0.50%	1,676	50.947928	85,389	0.00%	-0.71%
2011	0.80%	506	34.071422	17,240	0.00%	-1.01%
2011	1.00%	110,903	7.176346	795,878	0.00%	-1.21%
2010	0.00%	37,800	21.987079	831,112	0.00%	31.33%
2010	0.50%	1,798	51.313097	92,261	0.00%	30.68%
2010	0.80%	524	34.418528	18,035	0.00%	30.29%
2010	1.00%	122,216	7.263944	887,770	0.00%	30.03%
Guardian Portfolio - I Class Shares (AMGP)
2014	0.00%	3,691	25.467775	94,002	0.43%	9.03%
2014	0.80%	2	22.288104	45	0.43%	8.16%
2014	1.00%	3,825	19.378004	74,121	0.43%	7.94%
2013	0.00%	3,816	23.358987	89,138	0.80%	38.81%
2013	0.80%	2	20.606782	41	0.80%	37.71%
2013	1.00%	6,693	17.952067	120,153	0.80%	37.43%
2012	0.00%	6,748	16.827470	113,552	0.27%	12.73%
2012	0.80%	2	14.963947	30	0.27%	11.83%
2012	1.00%	3,505	13.062262	45,783	0.27%	11.60%
2011	0.00%	7,106	14.927741	106,077	0.45%	-2.94%
2011	0.80%	2	13.381489	27	0.45%	-3.71%
2011	1.00%	5,218	11.704343	61,073	0.45%	-3.90%
2010	0.00%	4,641	15.379896	71,378	0.40%	19.01%
2010	0.80%	2	13.897336	28	0.40%	18.07%
2010	1.00%	11,741	12.179833	143,003	0.40%	17.83%
International Portfolio - S Class Shares (AMINS)
2014	0.00%	1,255	15.581872	19,555	0.35%	-3.27%
2013	0.00%	1,213	16.109309	19,541	1.16%	17.83%
2012	0.00%	1,723	13.671294	23,556	0.82%	18.48%
2011	0.00%	1,202	11.539024	13,870	12.26%	-12.33%
2010	0.00%	172	13.162077	2,264	13.14%	22.01%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2014	0.00%	530	34.573606	18,324	0.00%	7.31%
2013	0.00%	537	32.217787	17,301	0.00%	32.28%
2012	0.00%	68	24.354864	1,656	0.00%	12.10%
2011	0.00%	63	21.725830	1,369	0.00%	0.26%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2014	0.00%	69,362	$37.272351	$2,585,285	0.75%	9.85%
2014	0.80%	56	49.126371	2,751	0.75%	8.98%
2014	1.00%	27,195	19.149762	520,778	0.75%	8.76%
2013	0.00%	76,029	33.929461	2,579,623	1.19%	31.14%
2013	0.80%	56	45.079527	2,524	1.19%	30.09%
2013	1.00%	29,271	17.607455	515,388	1.19%	29.83%
2012	0.00%	84,168	25.873568	2,177,726	0.42%	16.60%
2012	0.80%	56	34.652161	1,941	0.42%	15.67%
2012	1.00%	30,453	13.561747	412,996	0.42%	15.44%
2011	0.00%	86,633	22.190216	1,922,405	0.00%	-11.36%
2011	0.80%	56	29.958324	1,678	0.00%	-12.06%
2011	1.00%	35,996	11.748254	422,890	0.00%	-12.24%
2010	0.00%	94,089	25.033405	2,355,368	0.62%	15.67%
2010	0.80%	56	34.067932	1,908	0.62%	14.74%
2010	1.00%	40,119	13.386569	537,056	0.62%	14.52%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2014	0.00%	1,220	22.175231	27,054	0.68%	13.56%
2013	0.00%	1,376	19.528070	26,871	0.82%	36.71%
2012	0.00%	1,543	14.284382	22,041	0.30%	15.37%
2011	0.00%	2,941	12.380922	36,412	0.40%	-6.70%
2010	0.00%	1,294	13.270255	17,172	0.25%	25.99%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2014	0.00%	274	22.169924	6,075	0.00%	3.47%
2014	0.50%	8,407	20.913605	175,821	0.00%	2.95%
2014	0.80%	881	20.194182	17,791	0.00%	2.65%
2013	0.00%	843	21.426193	18,062	0.00%	45.83%
2013	0.50%	7,637	20.313368	155,133	0.00%	45.11%
2013	0.80%	708	19.673555	13,929	0.00%	44.67%
2012	0.00%	856	14.692238	12,577	0.00%	8.82%
2012	0.50%	5,453	13.998892	76,336	0.00%	8.28%
2012	0.80%	689	13.598663	9,369	0.00%	7.95%
2011	0.00%	1,577	13.501272	21,292	0.00%	-1.06%
2011	0.50%	26,395	12.928758	341,255	0.00%	-1.55%
2011	0.80%	3,105	12.596940	39,113	0.00%	-1.85%
2010	0.00%	968	13.645975	13,209	0.00%	19.61%
2010	0.50%	3,748	13.132690	49,221	0.00%	19.01%
2010	0.80%	712	12.834011	9,138	0.00%	18.66%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2014	0.00%	1,211	29.278575	35,456	0.37%	10.38%
2014	0.50%	25,368	27.619420	700,649	0.37%	9.83%
2014	0.80%	2,069	26.669361	55,179	0.37%	9.50%
2013	0.00%	1,293	26.524850	34,297	0.78%	37.60%
2013	0.50%	27,419	25.147151	689,510	0.78%	36.92%
2013	0.80%	3,040	24.355078	74,039	0.78%	36.51%
2012	0.00%	898	19.276454	17,310	0.21%	10.98%
2012	0.50%	20,471	18.366751	375,986	0.21%	10.42%
2012	0.80%	3,063	17.841641	54,649	0.21%	10.09%
2011	0.00%	902	17.369356	15,667	0.36%	-3.08%
2011	0.50%	26,477	16.632806	440,387	0.36%	-3.56%
2011	0.80%	4,463	16.205928	72,327	0.36%	-3.85%
2010	0.00%	938	17.921368	16,810	0.04%	22.85%
2010	0.50%	21,590	17.247280	372,369	0.04%	22.24%
2010	0.80%	3,569	16.855027	60,156	0.04%	21.88%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Income Fund/VA - Non-Service Shares (OVMS)
2014	0.00%	20,975	$26.485875	$555,541	2.05%	8.20%
2014	0.50%	88,630	41.962635	3,719,148	2.05%	7.66%
2014	0.80%	31,454	38.678263	1,216,586	2.05%	7.34%
2014	1.00%	42,043	14.038358	590,215	2.05%	7.12%
2013	0.00%	23,362	24.479189	571,883	2.38%	13.17%
2013	0.50%	91,522	38.977736	3,567,320	2.38%	12.60%
2013	0.80%	35,610	36.034905	1,283,203	2.38%	12.27%
2013	1.00%	47,341	13.105120	620,409	2.38%	12.04%
2013	1.30%	48	33.555465	1,611	2.38%	11.71%
2012	0.00%	25,505	21.630621	551,689	1.33%	12.34%
2012	0.50%	96,541	34.614598	3,341,728	1.33%	11.78%
2012	0.80%	40,574	32.097298	1,302,316	1.33%	11.44%
2012	1.00%	63,128	11.696460	738,374	1.33%	11.22%
2012	1.30%	4	30.038576	120	1.33%	10.89%
2011	0.00%	28,648	19.254563	551,605	2.29%	0.72%
2011	0.50%	109,322	30.967082	3,385,383	2.29%	0.22%
2011	0.80%	44,239	28.801503	1,274,150	2.29%	-0.08%
2011	1.00%	68,952	10.516516	725,135	2.29%	-0.28%
2010	0.00%	35,250	19.116988	673,874	1.39%	12.91%
2010	0.50%	118,952	30.899562	3,675,565	1.39%	12.35%
2010	0.80%	48,388	28.824840	1,394,776	1.39%	12.02%
2010	1.00%	70,620	10.546061	744,763	1.39%	11.79%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2010	0.80%	5	16.349692	82	0.20%	7.61%
Core Bond Fund/VA - Non-Service Shares (OVB)
2014	0.00%	31,891	18.457037	588,613	4.76%	7.27%
2014	0.50%	75,579	26.804199	2,025,835	4.76%	6.73%
2014	0.80%	26,194	23.669529	620,000	4.76%	6.41%
2014	1.00%	34,890	12.601657	439,672	4.76%	6.20%
2013	0.00%	35,901	17.206945	617,747	5.06%	-0.10%
2013	0.50%	128,564	25.113977	3,228,753	5.06%	-0.60%
2013	0.80%	29,928	22.243594	665,706	5.06%	-0.90%
2013	1.00%	40,654	11.866194	482,408	5.06%	-1.09%
2013	1.30%	87	21.524233	1,873	5.06%	-1.39%
2012	0.00%	41,017	17.224007	706,477	4.88%	10.29%
2012	0.50%	128,505	25.264893	3,246,665	4.88%	9.74%
2012	0.80%	34,873	22.444505	782,707	4.88%	9.41%
2012	1.00%	50,794	11.997337	609,393	4.88%	9.19%
2012	1.30%	76	21.827521	1,659	4.88%	8.86%
2011	0.00%	45,210	15.616793	706,035	5.94%	8.27%
2011	0.50%	129,643	23.022454	2,984,700	5.94%	7.73%
2011	0.80%	38,953	20.513983	799,081	5.94%	7.41%
2011	1.00%	54,684	10.987424	600,836	5.94%	7.19%
2010	0.00%	76,047	14.424409	1,096,933	1.78%	11.41%
2010	0.50%	140,529	21.370887	3,003,229	1.78%	10.86%
2010	0.80%	42,335	19.099412	808,574	1.78%	10.53%
2010	1.00%	47,864	10.250177	490,614	1.78%	10.31%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2014	0.00%	31,581	$59.086198	$1,866,001	1.24%	2.29%
2014	0.50%	256,527	66.543578	17,070,224	1.24%	1.78%
2014	0.80%	41,216	63.695578	2,625,277	1.24%	1.48%
2014	1.00%	48,669	19.616036	954,693	1.24%	1.27%
2013	0.00%	25,705	57.762074	1,484,774	1.38%	27.31%
2013	0.50%	164,315	65.378449	10,742,660	1.38%	26.67%
2013	0.80%	26,742	62.768366	1,678,552	1.38%	26.29%
2013	1.00%	52,368	19.369184	1,014,325	1.38%	26.04%
2013	1.30%	10	56.724747	567	1.38%	25.66%
2012	0.00%	27,835	45.372528	1,262,944	2.15%	21.26%
2012	0.50%	179,840	51.612469	9,281,986	2.15%	20.66%
2012	0.80%	36,797	49.700720	1,828,837	2.15%	20.30%
2012	1.00%	62,172	15.367427	955,424	2.15%	20.06%
2012	1.30%	3	45.140290	135	2.15%	19.70%
2011	0.00%	30,723	37.416119	1,149,535	1.32%	-8.29%
2011	0.50%	208,594	42.775604	8,922,734	1.32%	-8.75%
2011	0.80%	43,138	41.315188	1,782,255	1.32%	-9.02%
2011	1.00%	69,574	12.800257	890,565	1.32%	-9.20%
2010	0.00%	39,829	40.798071	1,624,946	1.48%	15.96%
2010	0.50%	251,175	46.875497	11,773,953	1.48%	15.39%
2010	0.80%	51,453	45.410978	2,336,531	1.48%	15.04%
2010	1.00%	76,786	14.097349	1,082,479	1.48%	14.81%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2014	0.00%	21,173	18.220430	385,781	0.81%	10.70%
2014	0.50%	47,078	16.932003	797,125	0.81%	10.15%
2014	0.80%	7,321	16.203092	118,623	0.81%	9.82%
2014	1.00%	10,278	15.725988	161,632	0.81%	9.60%
2013	0.00%	21,539	16.458811	354,506	1.10%	31.77%
2013	0.50%	45,618	15.371629	701,223	1.10%	31.12%
2013	0.80%	10,025	14.754067	147,910	1.10%	30.72%
2013	1.00%	4,106	14.348295	58,914	1.10%	30.46%
2012	0.00%	24,343	12.490314	304,052	1.07%	16.87%
2012	0.50%	50,353	11.723693	590,323	1.07%	16.29%
2012	0.80%	11,568	11.286461	130,562	1.07%	15.94%
2012	1.00%	4,226	10.998010	46,478	1.07%	15.71%
2011	0.00%	19,438	10.687265	207,739	0.86%	-0.01%
2011	0.50%	59,890	10.081693	603,793	0.86%	-0.51%
2011	0.80%	12,913	9.734919	125,707	0.86%	-0.81%
2011	1.00%	2,423	9.505148	23,031	0.86%	-1.01%
2010	0.00%	25,292	10.688816	270,342	1.16%	16.11%
2010	0.50%	61,553	10.133572	623,752	1.16%	15.53%
2010	0.80%	14,524	9.814366	142,544	1.16%	15.18%
2010	1.00%	2,540	9.601865	24,389	1.16%	14.95%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2014	0.00%	2,745	$39.650231	$108,840	0.86%	11.93%
2014	0.50%	28,891	37.403435	1,080,623	0.86%	11.38%
2014	0.80%	4,004	36.116929	144,612	0.86%	11.04%
2013	0.00%	3,573	35.423066	126,567	0.95%	41.01%
2013	0.50%	34,448	33.583284	1,156,877	0.95%	40.31%
2013	0.80%	7,508	32.525596	244,202	0.95%	39.89%
2012	0.00%	1,538	25.120110	38,635	0.60%	17.99%
2012	0.50%	27,760	23.934670	664,426	0.60%	17.40%
2012	0.80%	6,485	23.250430	150,779	0.60%	17.04%
2011	0.00%	2,898	21.290587	61,700	0.63%	-2.21%
2011	0.50%	27,732	20.387760	565,393	0.63%	-2.70%
2011	0.80%	6,787	19.864554	134,821	0.63%	-2.99%
2010	0.00%	4,878	21.772215	106,205	0.62%	23.41%
2010	0.50%	29,814	20.953275	624,701	0.62%	22.79%
2010	0.80%	7,118	20.476795	145,754	0.62%	22.42%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2014	0.00%	5,294	10.472729	55,443	0.00%	5.78%
2014	0.50%	61,812	9.731996	601,554	0.00%	5.26%
2014	0.80%	21,120	9.312908	196,689	0.00%	4.94%
2014	1.00%	26,040	8.006363	208,486	0.00%	4.73%
2013	0.00%	7,017	9.900062	69,469	0.01%	35.98%
2013	0.50%	67,291	9.245959	622,170	0.01%	35.31%
2013	0.80%	24,938	8.874402	221,310	0.01%	34.90%
2013	1.00%	24,456	7.644653	186,958	0.01%	34.63%
2012	0.00%	7,137	7.280329	51,960	0.00%	16.45%
2012	0.50%	78,625	6.833364	537,273	0.00%	15.86%
2012	0.80%	27,812	6.578454	182,960	0.00%	15.52%
2012	1.00%	27,106	5.678189	153,913	0.00%	15.29%
2011	0.00%	7,149	6.252049	44,696	0.00%	1.10%
2011	0.50%	88,996	5.897695	524,871	0.00%	0.59%
2011	0.80%	30,607	5.694788	174,300	0.00%	0.29%
2011	1.00%	42,359	4.925320	208,632	0.00%	0.09%
2010	0.00%	5,313	6.184290	32,857	0.00%	27.46%
2010	0.50%	83,759	5.862955	491,075	0.00%	26.83%
2010	0.80%	35,769	5.678217	203,104	0.00%	26.45%
2010	1.00%	35,974	4.920789	177,020	0.00%	26.20%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2014	0.00%	3,514	10.454655	36,738	4.12%	2.84%
2014	0.50%	16,193	10.341321	167,457	4.12%	2.33%
2014	0.80%	1,964	10.273885	20,178	4.12%	2.02%
2013	0.00%	4,623	10.166070	46,998	4.89%	-0.13%
2013	0.50%	10,314	10.106259	104,236	4.89%	-0.63%
2013	0.80%	2,809	10.070537	28,288	4.89%	-0.93%
2012	0.00%	4,557	10.179532	46,388	0.00%	1.80%	10/26/2012
2012	0.50%	8,166	10.170366	83,051	0.00%	1.70%	10/26/2012
2012	0.80%	3,560	10.164863	36,187	0.00%	1.65%	10/26/2012
All Asset Portfolio - Administrative Class (PMVAAA)
2014	0.50%	17,361	10.658413	185,041	4.03%	-0.03%
2014	0.80%	2,633	10.573486	27,840	4.03%	-0.33%
2013	0.50%	42,586	10.661336	454,024	4.32%	-0.23%
2013	0.80%	4,166	10.608164	44,194	4.32%	-0.53%
2012	0.50%	66,356	10.685592	709,053	5.75%	6.86%	5/1/2012
2012	0.80%	3,037	10.664248	32,387	5.75%	6.64%	5/1/2012
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
2014	0.50%	298	7.405558	2,207	0.22%	-25.94%	5/1/2014
2014	0.80%	301	7.390691	2,225	0.22%	-26.09%	5/1/2014

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2014	0.50%	26,282	$12.544818	$329,703	2.05%	-0.10%
2014	0.80%	955	12.331826	11,777	2.05%	-0.40%
2013	0.00%	517	12.854946	6,646	1.79%	-6.47%
2013	0.50%	42,182	12.557432	529,698	1.79%	-6.94%
2013	0.80%	1,172	12.381567	14,511	1.79%	-7.22%
2012	0.00%	2,260	13.744711	31,063	5.63%	5.50%
2012	0.50%	42,282	13.494082	570,557	5.63%	4.97%
2012	0.80%	1,719	13.345323	22,941	5.63%	4.65%
2011	0.00%	2,159	13.028098	28,128	1.99%	8.52%
2011	0.50%	56,209	12.854999	722,567	1.99%	7.98%
2011	0.80%	5,015	12.751830	63,950	1.99%	7.66%
2010	0.00%	1,029	12.004915	12,353	1.38%	9.48%
2010	0.50%	47,663	11.904770	567,417	1.38%	8.93%
2010	0.80%	2,870	11.844845	33,995	1.38%	8.60%
Low Duration Portfolio - Administrative Class (PMVLDA)
2014	0.00%	30,065	12.536937	376,923	1.12%	0.85%
2014	0.50%	97,346	12.185567	1,186,216	1.12%	0.34%
2014	0.80%	8,703	11.978669	104,250	1.12%	0.04%
2013	0.00%	31,197	12.431406	387,823	1.47%	-0.13%
2013	0.50%	118,845	12.143708	1,443,219	1.47%	-0.63%
2013	0.80%	9,183	11.973624	109,954	1.47%	-0.93%
2012	0.00%	34,675	12.447911	431,631	1.90%	5.86%
2012	0.50%	150,562	12.220936	1,840,009	1.90%	5.33%
2012	0.80%	11,713	12.086211	141,566	1.90%	5.01%
2011	0.00%	36,471	11.759209	428,870	1.68%	1.11%
2011	0.50%	147,186	11.602960	1,707,793	1.68%	0.60%
2011	0.80%	14,960	11.509840	172,187	1.68%	0.30%
2010	0.00%	37,759	11.630295	439,148	1.65%	5.29%
2010	0.50%	148,112	11.533272	1,708,216	1.65%	4.76%
2010	0.80%	12,261	11.475215	140,698	1.65%	4.45%
Total Return Portfolio - Administrative Class (PMVTRA)
2014	0.50%	82,384	11.119351	916,057	2.10%	3.75%
2014	0.80%	3,635	10.996665	39,973	2.10%	3.44%
2013	0.50%	111,647	10.717485	1,196,575	2.18%	-2.45%
2013	0.80%	5,095	10.631288	54,166	2.18%	-2.74%
2012	0.50%	127,731	10.986175	1,403,275	2.57%	9.05%
2012	0.80%	5,884	10.930788	64,317	2.57%	8.72%
2011	0.50%	27,221	10.074350	274,234	1.29%	0.74%	4/29/2011
2011	0.80%	4,660	10.053955	46,851	1.29%	0.54%	4/29/2011
VT Growth & Income Fund: Class IB (PVGIB)
2014	0.00%	354	24.581005	8,702	1.13%	10.73%
2014	0.50%	8,422	23.187961	195,289	1.13%	10.18%
2014	0.80%	1,124	22.390312	25,167	1.13%	9.85%
2013	0.00%	363	22.198468	8,058	2.08%	35.68%
2013	0.50%	4,959	21.045411	104,364	2.08%	35.00%
2013	0.80%	1,126	20.382519	22,951	2.08%	34.60%
2012	0.00%	55	16.361335	900	1.72%	19.14%
2012	0.50%	5,062	15.589153	78,912	1.72%	18.54%
2012	0.80%	906	15.143447	13,720	1.72%	18.19%
2011	0.00%	60	13.733218	824	1.50%	-4.64%
2011	0.50%	4,875	13.150793	64,110	1.50%	-5.12%
2011	0.80%	931	12.813268	11,929	1.50%	-5.40%
2010	0.50%	6,980	13.859825	96,742	0.81%	13.81%
2010	0.80%	1,773	13.544607	24,015	0.81%	13.47%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VT International Equity Fund: Class IB (PVTIGB)
2014	0.00%	218	$21.460987	$4,678	0.90%	-6.78%
2014	0.50%	11,540	20.244640	233,623	0.90%	-7.24%
2014	0.80%	1,760	19.548168	34,405	0.90%	-7.52%
2013	0.00%	224	23.021172	5,157	1.39%	28.07%
2013	0.50%	11,936	21.825300	260,507	1.39%	27.43%
2013	0.80%	1,673	21.137809	35,364	1.39%	27.05%
2012	0.00%	230	17.975464	4,134	2.14%	21.92%
2012	0.50%	11,969	17.127054	204,994	2.14%	21.31%
2012	0.80%	1,824	16.637352	30,347	2.14%	20.94%
2011	0.00%	238	14.744148	3,509	3.11%	-16.93%
2011	0.50%	9,922	14.118815	140,087	3.11%	-17.35%
2011	0.80%	1,807	13.756422	24,858	3.11%	-17.59%
2010	0.00%	501	17.749703	8,893	3.38%	10.03%
2010	0.50%	14,608	17.082057	249,535	3.38%	9.48%
2010	0.80%	2,288	16.693595	38,195	3.38%	9.15%
VT Voyager Fund: Class IB (PVTVB)
2014	0.00%	695	27.009337	18,771	0.80%	9.72%
2014	0.50%	16,323	25.478744	415,890	0.80%	9.17%
2014	0.80%	1,754	24.602302	43,152	0.80%	8.85%
2013	0.00%	793	24.616350	19,521	0.77%	43.72%
2013	0.50%	18,702	23.337763	436,463	0.77%	43.01%
2013	0.80%	2,505	22.602678	56,620	0.77%	42.58%
2012	0.00%	1,061	17.127486	18,172	0.38%	14.23%
2012	0.50%	19,100	16.319175	311,696	0.38%	13.66%
2012	0.80%	2,910	15.852589	46,131	0.38%	13.32%
2011	0.00%	2,304	14.994106	34,546	0.00%	-17.85%
2011	0.50%	32,398	14.358253	465,179	0.00%	-18.26%
2011	0.80%	3,611	13.989739	50,517	0.00%	-18.50%
2010	0.00%	1,600	18.251644	29,203	1.03%	20.80%
2010	0.50%	44,057	17.565173	773,869	1.03%	20.20%
2010	0.80%	3,423	17.165733	58,758	1.03%	19.84%
VI American Franchise Fund - Series I Shares (ACEG)
2014	0.00%	3,043	14.816518	45,087	0.06%	8.44%
2014	0.50%	1,115	14.619541	16,301	0.06%	7.90%
2014	0.80%	793	14.502589	11,501	0.06%	7.58%
2013	0.50%	1,211	13.549301	16,408	0.38%	39.44%
2013	0.80%	616	13.481308	8,304	0.38%	39.02%
2012	0.50%	794	9.717084	7,715	0.00%	-2.83%	4/27/2012
2012	0.80%	426	9.697354	4,131	0.00%	-3.03%	4/27/2012
VI Value Opportunities Fund - Series I Shares (AVBVI)
2014	0.00%	242	22.000815	5,324	1.34%	6.62%
2013	0.00%	306	20.634996	6,314	0.67%	33.75%
2012	0.00%	1,028	15.427533	15,860	1.75%	17.70%
2011	0.00%	842	13.107128	11,036	0.80%	-3.05%
2010	0.00%	1,947	13.519409	26,322	0.63%	7.35%
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2014	0.50%	2,314	13.354025	30,901	0.05%	3.91%
2013	0.50%	96	12.851090	1,234	0.43%	28.17%
Variable Fund - Multi-Hedge Strategies (RVARS)
2014	0.50%	637	10.374436	6,609	0.00%	4.14%
2014	0.80%	35	10.322638	361	0.00%	3.83%
2013	0.80%	29	9.942289	288	0.00%	-0.58%	5/1/2013

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Health Sciences Portfolio - II (TRHS2)
2014	0.00%	18,416	$30.377400	$559,430	0.00%	31.22%
2014	0.50%	150,405	29.677828	4,463,694	0.00%	30.57%
2014	0.80%	15,601	29.265799	456,576	0.00%	30.18%
2013	0.00%	19,954	23.149472	461,925	0.00%	50.51%
2013	0.50%	153,298	22.729602	3,484,403	0.00%	49.76%
2013	0.80%	20,374	22.481324	458,034	0.00%	49.31%
2012	0.00%	15,998	15.380592	246,059	0.00%	31.00%
2012	0.50%	114,233	15.177218	1,733,739	0.00%	30.34%
2012	0.80%	19,506	15.056482	293,692	0.00%	29.95%
2011	0.00%	2,592	11.741045	30,433	0.00%	10.39%
2011	0.50%	53,213	11.643960	619,610	0.00%	9.84%
2011	0.80%	7,084	11.586088	82,076	0.00%	9.51%
2010	0.50%	16,581	10.601232	175,779	0.00%	6.01%	5/3/2010
2010	0.80%	347	10.580168	3,671	0.00%	5.80%	5/3/2010
Limited-Term Bond Portfolio - II (TRLT2)
2014	0.00%	2,898	12.888029	37,350	1.01%	0.39%
2013	0.00%	2,608	12.837345	33,480	1.36%	-0.12%
2012	0.00%	10,329	12.852172	132,750	1.90%	2.44%
2011	0.00%	6,793	12.545962	85,225	2.15%	1.16%
2010	0.00%	6,647	12.402084	82,437	2.56%	2.86%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2014	0.00%	5,016	23.756928	119,165	4.92%	2.18%
2014	0.50%	19,801	30.150289	597,006	4.92%	1.67%
2014	0.80%	6,704	26.365744	176,756	4.92%	1.37%
2014	1.00%	26,879	19.005477	510,848	4.92%	1.17%
2013	0.00%	5,096	23.249070	118,477	2.33%	-9.17%
2013	0.50%	20,817	29.653654	617,300	2.33%	-9.62%
2013	0.80%	7,163	26.009363	186,305	2.33%	-9.89%
2013	1.00%	28,068	18.786130	527,289	2.33%	-10.07%
2013	1.30%	79	25.415144	2,008	2.33%	-10.34%
2012	0.00%	5,549	25.595762	142,031	2.29%	5.55%
2012	0.50%	24,266	32.810536	796,180	2.29%	5.02%
2012	0.80%	8,173	28.864790	235,912	2.29%	4.71%
2012	1.00%	31,066	20.890316	648,979	2.29%	4.50%
2012	1.30%	34	28.346804	964	2.29%	4.18%
2011	0.00%	6,926	24.249965	167,955	7.78%	8.14%
2011	0.50%	29,106	31.241583	909,318	7.78%	7.60%
2011	0.80%	10,022	27.567293	276,279	7.78%	7.28%
2011	1.00%	37,712	19.991316	753,913	7.78%	7.07%
2010	0.00%	6,589	22.424677	147,756	3.73%	6.20%
2010	0.50%	31,573	29.034421	916,704	3.73%	5.67%
2010	0.80%	10,759	25.696459	276,468	3.73%	5.35%
2010	1.00%	39,005	18.671817	728,294	3.73%	5.14%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2014	0.00%	28,222	$32.820007	$926,246	0.51%	-0.41%
2014	0.50%	132,065	29.827116	3,939,118	0.51%	-0.91%
2014	0.80%	17,426	28.412384	495,114	0.51%	-1.21%
2014	1.00%	17,100	32.023690	547,605	0.51%	-1.41%
2013	0.00%	31,368	32.956519	1,033,780	1.56%	12.02%
2013	0.50%	142,175	30.101401	4,279,667	1.56%	11.46%
2013	0.80%	19,831	28.759870	570,337	1.56%	11.13%
2013	1.00%	18,575	32.480271	603,321	1.56%	10.91%
2012	0.00%	33,427	29.420205	983,429	0.00%	29.81%
2012	0.50%	156,688	27.006103	4,231,532	0.00%	29.16%
2012	0.80%	26,610	25.880034	688,668	0.00%	28.77%
2012	1.00%	19,965	29.286403	584,703	0.00%	28.51%
2011	0.00%	45,284	22.664458	1,026,337	1.14%	-25.74%
2011	0.50%	170,495	20.909178	3,564,910	1.14%	-26.11%
2011	0.80%	29,321	20.097645	589,283	1.14%	-26.33%
2011	1.00%	30,102	22.788544	685,981	1.14%	-26.48%
2010	0.00%	49,317	30.519227	1,505,117	0.60%	26.84%
2010	0.50%	218,234	28.296732	6,175,309	0.60%	26.21%
2010	0.80%	36,181	27.280173	987,024	0.60%	25.83%
2010	1.00%	55,809	30.994649	1,729,780	0.60%	25.58%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	0.00%	16,021	33.483626	536,441	0.09%	-19.10%
2014	0.50%	80,111	45.444258	3,640,585	0.09%	-19.51%
2014	0.80%	10,439	52.714985	550,292	0.09%	-19.75%
2014	1.00%	25,649	32.334355	829,344	0.09%	-19.91%
2013	0.00%	17,973	41.390053	743,903	0.71%	10.53%
2013	0.50%	86,950	56.457132	4,908,948	0.71%	9.98%
2013	0.80%	12,955	65.687029	850,975	0.71%	9.65%
2013	1.00%	27,875	40.372010	1,125,370	0.71%	9.43%
2013	1.30%	9	54.718336	492	0.71%	9.11%
2012	0.00%	19,950	37.445535	747,038	0.59%	3.39%
2012	0.50%	100,766	51.332730	5,172,594	0.59%	2.87%
2012	0.80%	15,442	59.904317	925,042	0.59%	2.56%
2012	1.00%	33,842	36.891599	1,248,485	0.59%	2.36%
2011	0.00%	26,799	36.218953	970,632	1.22%	-16.45%
2011	0.50%	121,930	49.900813	6,084,406	1.22%	-16.87%
2011	0.80%	18,243	58.408750	1,065,551	1.22%	-17.12%
2011	1.00%	47,335	36.042787	1,706,085	1.22%	-17.28%
2010	0.00%	29,117	43.350096	1,262,225	0.39%	29.23%
2010	0.50%	140,153	60.024884	8,412,668	0.39%	28.59%
2010	0.80%	21,900	70.469849	1,543,290	0.39%	28.21%
2010	1.00%	53,240	43.572420	2,319,796	0.39%	27.95%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2014	0.00%	9,468	$17.047121	$161,402	0.50%	-5.26%
2014	0.50%	138,670	16.570896	2,297,886	0.50%	-5.74%
2014	0.80%	16,678	16.291499	271,710	0.50%	-6.02%
2013	0.00%	10,896	17.994414	196,067	1.27%	25.13%
2013	0.50%	144,031	17.579459	2,531,987	1.27%	24.51%
2013	0.80%	17,448	17.335032	302,462	1.27%	24.13%
2012	0.00%	12,697	14.380435	182,588	1.16%	19.18%
2012	0.50%	170,634	14.119186	2,409,213	1.16%	18.58%
2012	0.80%	19,979	13.964683	279,000	1.16%	18.22%
2011	0.00%	23,924	12.066588	288,681	1.03%	-7.21%
2011	0.50%	154,370	11.906878	1,838,065	1.03%	-7.67%
2011	0.80%	20,266	11.812045	239,383	1.03%	-7.94%
2010	0.00%	24,462	13.003550	318,093	1.17%	8.67%
2010	0.50%	135,882	12.895656	1,752,288	1.17%	8.13%
2010	0.80%	18,587	12.831331	238,496	1.17%	7.81%
Variable Insurance Portfolios - High Income (WRHIP)
2014	0.50%	54,003	12.122263	654,639	4.18%	1.40%
2014	0.80%	5,736	12.025707	68,979	4.18%	1.09%
2013	0.50%	80,665	11.955327	964,376	4.88%	9.95%
2013	0.80%	7,636	11.895726	90,836	4.88%	9.62%
2012	0.50%	64,758	10.873621	704,154	0.00%	8.74%	5/1/2012
2012	0.80%	6,632	10.851908	71,970	0.00%	8.52%	5/1/2012
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2014	0.50%	22,599	14.046779	317,443	0.00%	7.33%
2014	0.80%	1,882	13.934874	26,225	0.00%	7.01%
2013	0.50%	25,515	13.087276	333,922	0.00%	29.29%
2013	0.80%	1,664	13.022032	21,669	0.00%	28.90%
2012	0.50%	16,373	10.122465	165,735	0.00%	1.22%	5/1/2012
2012	0.80%	497	10.102240	5,021	0.00%	1.02%	5/1/2012
Advantage VT Discovery Fund (SVDF)
2014	0.00%	3,666	52.479577	192,390	0.00%	0.36%
2014	1.00%	19,034	32.960048	627,362	0.00%	-0.64%
2013	0.00%	3,753	52.293829	196,259	0.01%	43.80%
2013	1.00%	19,578	33.173614	649,473	0.01%	42.37%
2013	1.30%	75	68.427642	5,132	0.01%	41.94%
2012	0.00%	3,369	36.365713	122,516	0.00%	17.74%
2012	1.00%	19,854	23.300886	462,616	0.00%	16.56%
2012	1.30%	44	48.207298	2,121	0.00%	16.21%
2011	0.00%	3,336	30.887729	103,041	0.00%	0.42%
2011	1.00%	26,660	19.990260	532,940	0.00%	-0.57%
2010	0.00%	3,906	30.757646	120,139	0.00%	35.54%
2010	1.00%	22,839	20.105763	459,196	0.00%	34.20%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage VT Opportunity Fund - Class 2 (SVOF)
2014	0.00%	10,959	$56.058764	$614,348	0.06%	10.42%
2014	0.50%	405	101.410513	41,071	0.06%	9.87%
2014	0.80%	132	97.269761	12,840	0.06%	9.54%
2014	1.00%	40,736	22.204418	904,519	0.06%	9.33%
2013	0.00%	12,232	50.766884	620,981	0.19%	30.68%
2013	0.50%	407	92.297867	37,565	0.19%	30.03%
2013	0.80%	130	88.795213	11,543	0.19%	29.64%
2013	1.00%	41,935	20.310451	851,719	0.19%	29.38%
2013	1.30%	62	79.677043	4,940	0.19%	28.99%
2012	0.00%	13,164	38.848890	511,407	0.10%	15.52%
2012	0.50%	409	70.983886	29,032	0.10%	14.94%
2012	0.80%	133	68.495126	9,110	0.10%	14.60%
2012	1.00%	66,443	15.698476	1,043,054	0.10%	14.37%
2012	1.30%	35	61.769399	2,162	0.10%	14.03%
2011	0.00%	14,523	33.629016	488,394	0.14%	-5.52%
2011	0.50%	411	61.754991	25,381	0.14%	-5.99%
2011	0.80%	133	59.769284	7,949	0.14%	-6.27%
2011	1.00%	70,223	13.726081	963,887	0.14%	-6.46%
2010	0.00%	17,519	35.593435	623,561	0.74%	23.76%
2010	0.50%	413	65.689479	27,130	0.74%	23.14%
2010	0.80%	139	63.767991	8,864	0.74%	22.77%
2010	1.00%	90,876	14.673656	1,333,483	0.74%	22.53%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2014	0.00%	691	25.389071	17,544	0.00%	-1.88%
2014	0.50%	12,148	24.679909	299,812	0.00%	-2.37%
2014	0.80%	1,874	24.263932	45,471	0.00%	-2.66%
2013	0.00%	546	25.874760	14,128	0.00%	50.23%
2013	0.50%	20,549	25.278178	519,441	0.00%	49.48%
2013	0.80%	2,707	24.926824	67,477	0.00%	49.03%
2012	0.00%	141	17.223573	2,429	0.00%	7.87%
2012	0.50%	15,807	16.910692	267,307	0.00%	7.33%
2012	0.80%	4,080	16.725680	68,241	0.00%	7.01%
2011	0.00%	144	15.966729	2,299	0.00%	-4.60%
2011	0.50%	25,486	15.755473	401,544	0.00%	-5.07%
2011	0.80%	5,183	15.630041	81,011	0.00%	-5.36%
2010	0.00%	147	16.735960	2,460	0.00%	26.77%
2010	0.50%	39,483	16.597168	655,306	0.00%	26.14%
2010	0.80%	5,084	16.514425	83,959	0.00%	25.76%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.00%	24,114	20.707226	499,334	1.38%	27.34%
2013	0.50%	359,779	19.829099	7,134,093	1.38%	26.70%
2013	0.80%	79,174	19.320265	1,529,663	1.38%	26.32%
2012	0.00%	27,569	16.261792	448,321	2.14%	21.23%
2012	0.50%	348,574	15.650185	5,455,248	2.14%	20.62%
2012	0.80%	97,044	15.294367	1,484,227	2.14%	20.26%
2011	0.00%	26,357	13.414448	353,565	1.27%	-8.27%
2011	0.50%	386,331	12.974764	5,012,554	1.27%	-8.72%
2011	0.80%	104,174	12.717946	1,324,879	1.27%	-9.00%
2010	0.00%	32,419	14.623513	474,080	1.42%	15.97%
2010	0.50%	408,280	14.215010	5,803,704	1.42%	15.40%
2010	0.80%	113,128	13.975453	1,581,015	1.42%	15.05%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.00%	634	$10.352942	$6,564	0.00%	-8.81%
2011	0.50%	29,181	10.267311	299,610	0.00%	-9.26%
2011	0.80%	2,499	10.216274	25,530	0.00%	-9.53%
2010	0.00%	124	11.352948	1,408	0.00%	13.53%	5/3/2010
2010	0.50%	33,970	11.315395	384,384	0.00%	13.15%	5/3/2010
2010	0.80%	2,165	11.292929	24,449	0.00%	12.93%	5/3/2010
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.00%	12,274	10.783470	132,356	0.35%	-32.33%
2011	0.50%	327,060	10.482039	3,428,256	0.35%	-32.67%
2011	0.80%	56,163	10.305239	578,773	0.35%	-32.87%
2010	0.00%	20,565	15.936367	327,731	0.52%	25.03%
2010	0.50%	397,289	15.568534	6,185,207	0.52%	24.41%
2010	0.80%	72,914	15.351937	1,119,371	0.52%	24.03%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.00%	4,965	19.119582	94,929	1.94%	-0.97%
2013	0.50%	45,657	18.308816	835,926	1.94%	-1.47%
2013	0.80%	7,143	17.838977	127,424	1.94%	-1.76%
2012	0.00%	6,582	19.307248	127,080	1.46%	13.16%
2012	0.50%	50,583	18.581214	939,894	1.46%	12.59%
2012	0.80%	9,824	18.158794	178,392	1.46%	12.25%
2011	0.00%	10,223	17.062376	174,429	0.99%	-15.86%
2011	0.50%	63,119	16.503252	1,041,669	0.99%	-16.28%
2011	0.80%	11,210	16.176657	181,340	0.99%	-16.53%
2010	0.00%	9,970	20.278309	202,175	1.69%	17.51%
2010	0.50%	70,122	19.711997	1,382,245	1.69%	16.93%
2010	0.80%	13,337	19.379887	258,470	1.69%	16.58%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.00%	4,947	18.236527	90,216	2.22%	22.98%
2013	0.50%	73,327	17.463266	1,280,529	2.22%	22.37%
2013	0.80%	7,835	17.015082	133,313	2.22%	22.00%
2012	0.00%	5,081	14.829007	75,346	2.99%	18.30%
2012	0.50%	56,458	14.271362	805,733	2.99%	17.71%
2012	0.80%	9,020	13.946827	125,800	2.99%	17.36%
2011	0.00%	6,118	12.534749	76,688	1.73%	-10.68%
2011	0.50%	73,808	12.123973	894,846	1.73%	-11.12%
2011	0.80%	9,570	11.883946	113,729	1.73%	-11.39%
2010	0.00%	5,607	14.033220	78,684	1.74%	8.41%
2010	0.50%	75,119	13.641305	1,024,721	1.74%	7.87%
2010	0.80%	9,620	13.411382	129,017	1.74%	7.54%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.00%	12,756	20.700503	264,056	4.53%	1.64%
2013	0.50%	95,008	19.822913	1,883,335	4.53%	1.13%
2013	0.80%	10,281	19.314319	198,571	4.53%	0.83%
2012	0.00%	14,188	20.367363	288,972	6.12%	15.06%
2012	0.50%	135,920	19.601667	2,664,259	6.12%	14.49%
2012	0.80%	15,489	19.156120	296,709	6.12%	14.14%
2011	0.00%	20,700	17.701343	366,418	5.58%	-0.83%
2011	0.50%	161,058	17.121471	2,757,550	5.58%	-1.32%
2011	0.80%	15,838	16.782688	265,804	5.58%	-1.62%
2010	0.00%	15,914	17.849519	284,057	1.58%	14.38%
2010	0.50%	151,403	17.351122	2,627,012	1.58%	13.81%
2010	0.80%	14,717	17.058765	251,054	1.58%	13.47%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.00%	15,332	$18.202636	$279,083	6.11%	6.94%
2013	0.50%	60,057	17.431017	1,046,855	6.11%	6.40%
2013	0.80%	6,318	16.983857	107,304	6.11%	6.09%
2012	0.00%	14,697	17.021800	250,169	7.64%	14.71%
2012	0.50%	83,641	16.381922	1,370,200	7.64%	14.13%
2012	0.80%	6,493	16.009620	103,950	7.64%	13.79%
2011	0.00%	11,678	14.839228	173,293	8.22%	3.81%
2011	0.50%	116,173	14.353153	1,667,449	8.22%	3.29%
2011	0.80%	6,081	14.069186	85,555	8.22%	2.98%
2010	0.00%	13,586	14.295077	194,213	7.86%	13.16%
2010	0.50%	116,167	13.895948	1,614,251	7.86%	12.60%
2010	0.80%	5,805	13.661828	79,307	7.86%	12.26%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.00%	21,484	19.481483	418,540	1.16%	0.75%
2013	0.50%	89,902	18.655252	1,677,144	1.16%	0.25%
2013	0.80%	18,368	18.176470	333,865	1.16%	-0.05%
2012	0.00%	24,409	19.336082	471,974	0.45%	17.24%
2012	0.50%	93,486	18.608853	1,739,667	0.45%	16.65%
2012	0.80%	22,464	18.185755	408,525	0.45%	16.30%
2011	0.00%	28,288	16.493303	466,563	0.71%	-22.39%
2011	0.50%	121,016	15.952745	1,930,537	0.71%	-22.78%
2011	0.80%	26,612	15.636987	416,131	0.71%	-23.01%
2010	0.00%	30,788	21.252025	654,307	0.07%	16.21%
2010	0.50%	129,852	20.658460	2,682,542	0.07%	15.63%
2010	0.80%	32,166	20.310361	653,303	0.07%	15.29%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.00%	28,099	9.956257	279,761	0.53%	17.81%
2013	0.50%	315,286	9.678019	3,051,344	0.53%	17.23%
2013	0.80%	58,774	9.514826	559,224	0.53%	16.87%
2012	0.00%	31,591	8.450909	266,973	0.85%	15.58%
2012	0.50%	330,469	8.255888	2,728,315	0.85%	15.00%
2012	0.80%	72,099	8.141051	586,962	0.85%	14.65%
2011	0.00%	32,972	7.311920	241,089	1.26%	-9.76%
2011	0.50%	360,822	7.179063	2,590,364	1.26%	-10.21%
2011	0.80%	79,102	7.100526	561,666	1.26%	-10.48%
2010	0.00%	37,162	8.103077	301,127	0.98%	13.27%
2010	0.50%	354,843	7.995676	2,837,210	0.98%	12.70%
2010	0.80%	92,562	7.931942	734,196	0.98%	12.37%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.00%	975	12.681863	12,365	0.11%	-7.91%
2011	0.50%	1,186	12.144062	14,403	0.11%	-8.37%
2011	0.80%	332	11.832421	3,928	0.11%	-8.64%
2010	0.00%	1,644	13.771185	22,640	0.79%	15.49%
2010	0.50%	6,473	13.253190	85,788	0.79%	14.91%
2010	0.80%	344	12.951815	4,455	0.79%	14.57%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.00%	1,934	17.690502	34,213	0.00%	-7.16%
2011	0.50%	5,587	16.940285	94,645	0.00%	-7.62%
2011	0.80%	2,090	16.505466	34,496	0.00%	-7.90%
2010	0.00%	2,574	19.054589	49,047	0.00%	18.78%
2010	0.50%	5,657	18.337860	103,737	0.00%	18.19%
2010	0.80%	2,177	17.920764	39,014	0.00%	17.83%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Index Fund - Class VI (obsolete) (GVIX6)
2013	0.00%	13,690	$11.841416	$162,109	2.52%	21.27%
2013	0.50%	29,809	11.395830	339,698	2.52%	20.67%
2013	0.80%	539	11.136536	6,003	2.52%	20.31%
2012	0.00%	13,989	9.764428	136,595	2.66%	18.29%
2012	0.50%	44,277	9.444081	418,156	2.66%	17.70%
2012	0.80%	104	9.256914	963	2.66%	17.35%
2011	0.00%	17,130	8.254444	141,399	2.90%	-12.72%
2011	0.50%	45,497	8.023727	365,056	2.90%	-13.15%
2011	0.80%	102	7.888392	805	2.90%	-13.41%
2010	0.00%	19,297	9.456969	182,491	2.13%	7.54%
2010	0.50%	39,561	9.238694	365,492	2.13%	7.01%
2010	0.80%	639	9.110128	5,821	2.13%	6.69%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.00%	16,184	12.166606	196,904	1.24%	21.34%
2013	0.50%	299,439	11.826670	3,541,366	1.24%	20.74%
2013	0.80%	61,094	11.627292	710,358	1.24%	20.37%
2013	1.00%	8,856	18.812997	166,608	1.24%	20.13%
2012	0.00%	18,564	10.026765	186,137	0.58%	15.78%
2012	0.50%	325,197	9.795449	3,185,451	0.58%	15.20%
2012	0.80%	70,859	9.659227	684,443	0.58%	14.85%
2012	1.00%	9,316	15.659940	145,888	0.58%	14.62%
2011	0.00%	20,098	8.660251	174,054	1.30%	-9.37%
2011	0.50%	372,824	8.502961	3,170,108	1.30%	-9.82%
2011	0.80%	83,371	8.409948	701,146	1.30%	-10.09%
2011	1.00%	9,785	13.661922	133,682	1.30%	-10.27%
2010	0.00%	23,527	9.555175	224,805	0.75%	14.04%
2010	0.50%	425,581	9.428595	4,012,631	0.75%	13.47%
2010	0.80%	93,168	9.353449	871,442	0.75%	13.13%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.00%	8,619	12.775201	110,109	2.31%	21.42%
2013	0.50%	25,764	12.233332	315,180	2.31%	20.82%
2013	0.80%	5,724	11.919240	68,226	2.31%	20.45%
2012	0.00%	8,328	10.521355	87,622	0.38%	17.24%
2012	0.50%	29,494	10.125555	298,643	0.38%	16.65%
2012	0.80%	7,133	9.895215	70,583	0.38%	16.30%
2011	0.00%	8,096	8.974574	72,658	1.70%	-16.11%
2011	0.50%	37,989	8.680344	329,758	1.70%	-16.53%
2011	0.80%	7,957	8.508430	67,702	1.70%	-16.78%
2010	0.00%	9,164	10.698362	98,040	2.04%	6.11%
2010	0.50%	61,361	10.399457	638,121	2.04%	5.58%
2010	0.80%	8,310	10.224128	84,963	2.04%	5.27%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.50%	5,296	12.257318	64,915	7.07%	7.70%
2010	0.80%	546	12.196157	6,659	7.07%	7.38%
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (obsolete) (NVAGF6)
2010	0.00%	905	12.305369	11,136	5.31%	7.76%
Credit Suisse Trust- International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.00%	27,655	11.345188	313,751	0.10%	12.23%
2010	0.50%	19,635	11.285605	221,593	0.10%	11.67%
2010	0.80%	6,394	11.250005	71,933	0.10%	11.34%
2010	1.00%	23,244	11.226333	260,945	0.10%	11.12%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.50%	5,113	14.811453	75,731	0.94%	10.81%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.00%	3,739	$2.908819	$10,876	11.87%	-1.88%
2011	0.50%	16,503	2.841668	46,896	11.87%	-2.37%
2011	0.80%	8,693	2.802120	24,359	11.87%	-2.66%
2010	0.00%	3,857	2.964546	11,434	7.14%	14.68%
2010	0.50%	43,908	2.910601	127,799	7.14%	14.11%
2010	0.80%	7,579	2.878683	21,818	7.14%	13.77%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.00%	6,730	4.084054	27,486	9.44%	-2.34%
2011	0.50%	5,992	3.910839	23,434	9.44%	-2.82%
2011	0.80%	1,889	3.810426	7,198	9.44%	-3.11%
2010	0.00%	6,482	4.181802	27,106	6.51%	14.81%
2010	0.50%	8,401	4.024459	33,809	6.51%	14.24%
2010	0.80%	2,311	3.932889	9,089	6.51%	13.90%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.00%	40,705	13.231673	538,595	0.15%	14.46%
2010	0.50%	231,659	17.541110	4,063,556	0.15%	13.89%
2010	0.80%	85,337	16.948037	1,446,295	0.15%	13.55%
2010	1.00%	44,938	6.626564	297,785	0.15%	13.32%
VP Vista(SM) Fund - Class I (obsolete) (ACVVS1)
2013	0.00%	2,561	18.872253	48,332	0.00%	30.17%
2012	0.00%	2,628	14.497885	38,100	0.00%	15.61%
2011	0.00%	2,700	12.539840	33,858	0.00%	-7.89%
2010	0.00%	3,086	13.614679	42,015	0.00%	23.88%

2014	Contract owners equity:				$659,613,121
2013	Contract owners equity:				$677,429,029
2012	Contract owners equity:				$598,222,370
2011	Contract owners equity:				$589,437,248
2010	Contract owners equity:				$647,741,695

*

This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.

****	This represents the date the underlying mutual fund option was initially added and funded.